CITISELECT(R) VIP PORTFOLIOS
                          ----------------------------
                                  ANNUAL REPORT
                                DECEMBER 31, 1999

                    CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
                      CITISELECT(R) VIP FOLIO 300 BALANCED
                       CITISELECT(R) VIP FOLIO 400 GROWTH
                     CITISELECT(R) VIP FOLIO 500 GROWTH PLUS

Dear CitiSelect VIP Portfolios Shareholder:

   The stock and bond markets provided uneven returns during 1999. In fact, while some equity sectors, like small cap growth and international, had an exceptional year, it was one of the worst bond markets in the past 30 years. As a result, we are pleased to report that the diversification strategy that is the core of the CitiSelect(R) VIP Portfolios' investment strategy fared well. Yet, overall, management is disappointed by the Funds' returns since they are below their expected long-term performance. And while no guarantees can be made, management continues to believe that for long-term investors, the Funds' diversification strategy should provide attractive returns while managing risk.

   Throughout the reporting period, the investment adviser, Citibank, N.A., continued to manage the CitiSelect VIP Portfolios according to the investment objectives and risk characteristics set forth for each individual portfolio. Accordingly, CitiSelect VIP Folio 500 Growth Plus continued to produce the highest returns with the greatest level of risk, while CitiSelect VIP Folio 400 Growth, CitiSelect VIP Folio 300 Balanced and CitiSelect 200 Conservative provided incrementally lower returns and risks, respectively.

   This report reviews the Portfolios' investment activities and performance during the fiscal year ended December 31, 1999, and provides a summary of Citibank's perspective on and outlook for the financial markets.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
January 17, 2000

              ------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              ------------------------------------------------------

PORTFOLIO ENVIRONMENT AND OUTLOOK

   ALTHOUGH SEVERAL MAJOR STOCK MARKET INDEXES ENDED 1999 AT OR NEAR RECORD LEVELS, THE U.S. STOCK MARKET PROVIDED MIXED AND VOLATILE RETURNS OVER THE PAST YEAR. While the economic and market conditions that fueled the U.S. stock market's rise have remained largely intact--namely, strong economic growth, low inflation, robust consumer spending and rising demand for U.S. exports--many investors have become concerned that inflationary pressures might resurface. In an effort to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates three times in 1999.

   These economic conditions are in stark contrast to the environment of one year ago. In November 1998, the Fed had completed a series of interest rate cuts that were intended to stimulate global economic growth, which was then threatened by the spread of an international currency and credit crisis. In addition, the Fed wanted to help insulate the U.S. economy from any adverse effects of a global economic slowdown. In hindsight, the Fed's strategy was effective, because many overseas economies began to recover in 1999, and the U.S. economy has continued its strong growth during the reporting period.

   A GROWING GLOBAL ECONOMY HAS RAISED INFLATION CONCERNS AMONG BOTH STOCK AND BOND INVESTORS WORLDWIDE. In the U.S. stock market, uncertainty regarding the magnitude of interest rate changes resulted in higher levels of volatility. This volatility reflected a dramatic shift in market sentiment as investors turned their attention away from many of the large, well-known, high-quality companies they had previously favored. Many investors seeking short-term gains gravitated to the more speculative Internet companies that they believed possess outstanding future potential, but may not have turned a profit to date.

   GROWTH STOCKS GENERALLY CONTINUED TO PROVIDE STRONG RETURNS IN THE U.S. MARKET, WHILE VALUE-ORIENTED STOCKS LANGUISHED (Growth investing consists of investing in companies that appear to have the potential for faster-than-average growth. Value investing consists of identifying securities of companies that are believed to be undervalued in the market.) As a result, the value sectors of the large and small cap markets were the primary detractors from the Portfolios' performance during the reporting period. Despite relative valuations that have widened to historical proportions relative to growth stocks, investors have generally continued to shun value stocks.

   IN THE U.S. BOND MARKET, CONSISTENTLY HIGHER INTEREST RATES ERODED THE PRICE OF MOST BONDS. This was especially true for U.S. Treasury and government agency securities, which declined sharply in price during the period. While higher yielding sectors of the bond market such as corporate bonds saw their prices go down, they generally suffered less severe declines than U.S. Treasuries.

   AFTER SEVERAL YEARS OF UNDERPERFORMANCE RELATIVE TO U.S. STOCKS, INTERNATIONAL STOCKS REPRESENTED ONE OF THE BETTER PERFORMING AREAS IN WHICH THE PORTFOLIOS INVESTED. Returns in Asia and Japan were especially attractive, largely because of higher inflows of capital as those regions began to recover from their economic and financial problems. European stocks also provided positive returns

PORTFOLIO ENVIRONMENT AND OUTLOOK

in local currency terms, but prices generally remained flat for U.S. investors after accounting for the effects of currency relationships.

   Looking ahead, the Portfolios' management expects heightened volatility to continue in the financial markets over the foreseeable future primarily due to continuing uncertainty regarding inflation and interest rates. Over the longer term, however, MANAGEMENT REMAINS POSITIVE ON BOTH STOCKS AND BONDS. When and if prevailing uncertainty dissipates, the investment team believes that many investors may once again recognize the compelling values offered by several market sectors, including value stocks and small cap stocks.

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                        SINCE
                                                          ONE          2/10/97
                                                         YEAR        INCEPTION*
                                                         -----        ---------
CitiSelect(R)VIP Folio 200 Conservative ..............   1.57%           5.75%
Composite Benchmark+ .................................   5.36%           9.43%
--------------------------------------------------------------------------------
* Average Annual Total Return.


GROWTH OF A $10,000 INVESTMENT

A $10,000 INVESTMENT IN THE FUND MADE ON INCEPTION DATE WOULD HAVE GROWN TO $11,751 (AS OF 12/31/99). THE GRAPH SHOWS HOW THE FUND COMPARES TO ITS BENCHMARKS OVER THE SAME PERIOD.

                              [LINE CHART OMITTED]

              [LINE CHART REPRESENTED BELOW IN ITS PRINTED FORM.]

                                                                    Lehman Bros.
               CitiSelect VIP                                        Aggregate
                 Folio 200        Composite      S&P 500 Index       Bond Index
                Conservative      Benchmark+      (unmanaged)       (unmanaged)

                              <plot points needed>


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (10%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Aggregate Bonds Index -- Domestic Bonds (40%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (20%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 300 BALANCED
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                        SINCE
                                                          ONE          2/10/97
                                                         YEAR        INCEPTION*
                                                         -----       ----------
CitiSelect(R)VIP Folio 300 Balanced ...............      4.76%           7.10%
Composite Benchmark+ ..............................      9.44%          12.07%
--------------------------------------------------------------------------------
* Average Annual Total Return.


GROWTH OF A $10,000 INVESTMENT

A $10,000 INVESTMENT IN THE FUND MADE ON INCEPTION DATE WOULD HAVE GROWN TO $12,190 (AS OF 12/31/99). THE GRAPH SHOWS HOW THE FUND COMPARES TO ITS BENCHMARKS OVER THE SAME PERIOD.

                              [LINE CHART OMITTED]

              [LINE CHART REPRESENTED BELOW IN ITS PRINTED FORM.]

                                                                    Lehman Bros.
               CitiSelect VIP                                        Aggregate
                 Folio 300        Composite      S&P 500 Index       Bond Index
                Conservative      Benchmark+      (unmanaged)       (unmanaged)


                              <PLOT POINTS NEEDED>


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Aggregate Bonds Index -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (15%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 400 GROWTH
FUND PERFORMANCE

TOTAL RETURNS
ALL PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                        SINCE
                                                          ONE          2/10/97
                                                         YEAR        INCEPTION*
                                                         -----       ----------
CitiSelect(R)VIP Folio 400 Growth ................        8.47%          7.29%
Composite Benchmark+ .............................       14.09%         14.13%
--------------------------------------------------------------------------------
* Average Annual Total Return.

GROWTH OF A $10,000 INVESTMENT

A $10,000 INVESTMENT IN THE FUND MADE ON INCEPTION DATE WOULD HAVE GROWN TO $12,252 (AS OF 12/31/99). THE GRAPH SHOWS HOW THE FUND COMPARES TO ITS BENCHMARKS OVER THE SAME PERIOD.

                              [LINE CHART OMITTED]

              [LINE CHART REPRESENTED BELOW IN ITS PRINTED FORM.]

                                                                    Lehman Bros.
               CitiSelect VIP                                        Aggregate
                 Folio 400        Composite      S&P 500 Index       Bond Index
                Conservative      Benchmark+      (unmanaged)       (unmanaged)

                              <PLOT POINT NEEDED>


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (25%); Russell 2000 Index -- Small Cap Stocks (25%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Aggregate Bonds Index -- Domestic Bonds (10%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (10%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                        SINCE
                                                          ONE          2/10/97
                                                         YEAR        INCEPTION*
                                                         -----       ----------
CitiSelect(R)VIP Folio 500Growth Plus ..............     11.82%          8.28%
Composite Benchmark+ ...............................     18.94%         16.02%
--------------------------------------------------------------------------------
* Average Annual Total Return.

GROWTH OF A $10,000 INVESTMENT

A $10,000 INVESTMENT IN THE FUND MADE ON INCEPTION DATE WOULD HAVE GROWN TO $12,582 (AS OF 12/31/99). THE GRAPH SHOWS HOW THE FUND COMPARES TO ITS BENCHMARKS OVER THE SAME PERIOD.


                              [LINE CHART OMITTED]

              [LINE CHART REPRESENTED BELOW IN ITS PRINTED FORM.]

                                                                    Lehman Bros.
               CitiSelect VIP                                        Aggregate
                 Folio 500        Composite      S&P 500 Index       Bond Index
                Conservative      Benchmark+      (unmanaged)       (unmanaged)


                              <PLOT POINTS NEEDED>

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (30%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (30%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (5%); Salomon Bros. High Yield Bond Index -- High Yield (5%) Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS                                       December 31, 1999


ISSUER                             SHARES      VALUE
----------------------------------------------------
LARGE  CAP GROWTH -- 6.6%
----------------------------------------------------
COMMON STOCKS -- 6.2%
----------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 0.2%
----------------------------------------------------
Danaher Corp.                          88   $  4,246
General Dynamics Corp.                 35      1,846
Tyco International Ltd.               339     13,179
                                            --------
                                              19,271
                                            --------

COMMERCIAL SERVICES -- 0.1%
----------------------------------------------------
Interpublic Group
  Companies Inc.                      165      9,518
                                            --------

COMMUNICATION SERVICES -- 0.6%
----------------------------------------------------
AT&T Corp.(++)                        355     18,016
Bell Atlantic Corp.                   265     16,314
BellSouth Corp.                       218     10,205
GTE Corp.                             148     10,443
SBC Communications Inc.(++)           315     15,356
                                            --------
                                              70,334
                                            --------

CONGLOMERATES -- 0.5%
----------------------------------------------------
General Electric Co.(++)              363     56,174
                                            --------

CONSUMER DURABLES -- 0.0%
----------------------------------------------------
Harley Davidson Inc.                   30      1,922
                                            --------

CONSUMER NON-DURABLES -- 0.3%
----------------------------------------------------
Coca Cola Co.                         290     16,893
Procter & Gamble Co.                  215     23,556
                                            --------
                                              40,449
                                            --------
CONSUMER SERVICES -- 0.1%
----------------------------------------------------
Carnival Corp.                        145      6,933
                                            --------

FINANCE -- 0.4%
----------------------------------------------------
American Express Co.                   85     14,131
Bank of New York Inc.                  89      3,560
Federal Home Loan
  Mortgage Corp.                       95      4,471
Federal National
  Mortgage Association                145      9,053
MBNA Corp.                            355      9,674
Northern Trust Corp.                   70      3,710
Charles Schwab Corp.                   75      2,878
                                            --------
                                              47,477
                                            --------

HEALTHCARE -- 0.9%
----------------------------------------------------
Bristol-Myers
  Squibb Co.(++)                      300     19,256
Eli Lilly & Co.                        72      4,788
Johnson & Johnson                     229     21,326
Medtronic Inc.                        145      5,283
Merck & Co.                           265     17,772
Pfizer Inc.                           450     14,597
Schering-Plough Corp.                 333     14,048
Warner Lambert Co.                    175     14,339
                                            --------
                                             111,409
                                            --------

RETAIL -- 0.6%
----------------------------------------------------
Bed Bath & Beyond Inc.*                89      3,093
Home Depot Inc.                       287     19,643
Kohls Corp.*                           45      3,248
Lowes Co.                              50      2,988
Wal Mart Stores Inc.                  512     35,392
Walgreen Co.                          120      3,510
                                            --------
                                              67,874
                                            --------

TECHNOLOGY -- 2.5%
----------------------------------------------------
Altera Corp.*                          30      1,487
America Online Inc.*                  165     12,447
Amgen Inc.*                           120      7,208
BMC Software Inc.*                     25      1,998
Cisco Systems Inc.*                   383     41,029
Dell Computer Corp.*                  295     15,045
EMC Corp.*                            105     11,471
Intel Corp.                           380     31,279
International Business
  Machines Corp.                      230     24,840
Lexmark International
  Group Inc.*                          75      6,788
Linear Technologies Corp.              25      1,789
Lucent Technologies Inc.              344     25,736
Maxim Integrated
  Products Inc.*                       40      1,888
Microchip Technology Inc.*             25      1,711
Microsoft Corp.*                      589     68,766
Oracle Corp.*                         165     18,490
Peoplesoft Inc.*                       80      1,705
Sun Microsystems Inc.*                185     14,326
Tellabs Inc.*                          60      3,851
                                            --------
                                             291,854
                                            --------
TOTAL COMMON STOCKS                          723,215
                                            --------

SHORT-TERM OBLIGATION -- 0.4%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                        40,167
                                            --------
TOTAL LARGE CAP GROWTH
  (Identified Cost $603,094)                 763,382
                                            --------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

ISSUER                             SHARES      VALUE
----------------------------------------------------
LARGE CAP VALUE -- 7.8%
----------------------------------------------------
COMMON STOCKS --  7.2%
----------------------------------------------------
BASIC INDUSTRIES-- 0.7%
----------------------------------------------------
Alcoa Inc.                            300   $ 24,900
Dow Chemical Co.                      100     13,363
E. I. du Pont de
  Nemours & Co.                       161     10,606
International Paper Co.               350     19,753
Kimberly Clark Corp.                  300     19,575
                                            --------
                                              88,197
                                            --------

CAPITAL GOODS -- 0.2%
----------------------------------------------------
Honeywell International Inc.          325     18,748
                                            --------

COMMUNICATION SERVICES -- 1.1%
----------------------------------------------------
AT&T Corp.(++)                        650     32,987
Emerson Electric Co.                  425     24,384
GTE Corp.                             350     24,697
SBC Communications Inc.(++)           425     20,719
Sprint Corp.                          400     26,925
                                            --------
                                             129,712
                                            --------

CONGLOMERATES -- 0.3%
----------------------------------------------------
General Electric Co.(++)              200     30,950
                                            --------

CONSUMER CYCLICALS -- 0.4%
----------------------------------------------------
General Motors Corp.                  200     14,538
Masco Corp.                           650     16,494
McGraw Hill Companies Inc.            325     20,028
                                            --------
                                              51,060
                                            --------

CONSUMER STAPLES -- 0.3%
----------------------------------------------------
Avon Products Inc.                    150      4,950
H. J. Heinz & Co.                     200      7,963
PepsiCo Inc.                          650     22,913
                                            --------
                                              35,826
                                            --------

ENERGY -- 1.0%
----------------------------------------------------
BP Amoco plc, ADR's                   350     20,759
Chevron Corp.                         250     21,656
Conoco Inc. Class A                   800     19,800
Conoco Inc. Class B                   336      8,358
Exxon Mobil Corp.                     400     32,225
Halliburton Co.                       325     13,081
                                            --------
                                             115,879
                                            --------

FINANCE -- 1.4%
----------------------------------------------------
Bank of America Corp.                 400     20,075
Chase Manhattan Corp.                 350     27,191
Chubb Corp.                           325     18,302
Hartford Financial
  Services Group                      400     18,950
Marsh & McLennan
  Companies Inc.                      325     31,098
Mellon Bank Corp.                     750     25,547
Merrill Lynch & Co. Inc.              100      8,350
UnumProvident Corp.                   400     12,825
                                            --------
                                             162,338
                                            --------

HEALTHCARE -- 0.5%
----------------------------------------------------
American Home
  Products Corp.                      400     15,775
Bristol-Myers
  Squibb Co.(++)                      325     20,861
Pharmacia & Upjohn Inc.               375     16,875
                                            --------
                                              53,511
                                            --------

TECHNOLOGY -- 0.3%
----------------------------------------------------
Pitney Bowes Inc.                     475     22,948
Xerox Corp.                           450     10,209
                                            --------
                                              33,157
                                            --------

TRANSPORTATION -- 0.1%
----------------------------------------------------
Union Pacific Corp.                   225      9,816
                                            --------

UTILITIES -- 0.9%
----------------------------------------------------
Duke Energy Co.                       525     26,316
Enron Corp.                           750     33,281
Unicom Corp.                          550     18,425
Williams Companies Inc.               900     27,506
                                            --------
                                             105,528
                                            --------
TOTAL COMMON STOCKS                          834,722
                                            --------

SHORT-TERM OBLIGATION -- 0.6%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                        66,195
                                            --------
TOTAL LARGE CAP VALUE
  (Identified Cost $879,458)                 900,917
                                            --------

SMALL CAP  GROWTH -- 5.1%
----------------------------------------------------
COMMON STOCKS -- 4.7%
----------------------------------------------------
COMMERCIAL SERVICES -- 0.4%
----------------------------------------------------
Catalina Marketing Corp.*             107     12,385
Checkfree Holdings Corp.*              99     10,346
Cylink Corp.*                         160      2,160
Harmonic Inc.*                         25      2,373
Lamar Advertising Co.*                142      8,600
Next Level
  Communications Inc.*                 10        749

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                              SHARES     VALUE
----------------------------------------------------
Profit Recovery Group
  International Inc.*                  159   $ 4,223
QRS Corp.*                              37     3,885
Research in Motion Ltd.*               120     5,543
Verticalnet Inc.*                       20     3,280
                                             -------
                                              53,544
                                             -------

CONSUMER DURABLES -- 0.1%
----------------------------------------------------
Ethan Allen Interiors Inc.              82     2,629
Gentex Corp.*                           87     2,414
Saucony Inc.*                          160     2,220
                                             -------
                                               7,263
                                             -------

CONSUMER NON-DURABLES -- 0.1%
----------------------------------------------------
Beringer Wine Estates
  Holdings*                             66     2,632
                                             -------

CONSUMER SERVICES -- 0.5%
----------------------------------------------------
Activision Inc.*                       230     3,522
Emmis Communications Corp.*             35     4,362
Hispanic Broadcasting Corp.*            85     7,839
Houghton Mifflin Co.                    60     2,531
Mail.com, Inc.*                         75     1,406
SFX Entertainment Inc.*                154     5,573
Scholastic Corp.*                       45     2,798
Source Information
  Management Co.*                      353     5,913
Spanish Broadcasting
  Systems Inc.*                         87     3,502
Sportsline USA Inc.*                    55     2,757
Ticketmaster Online
  Citysearch*                           40     1,538
Westwood One Inc.*                     151    11,476
Young Broadcasting Inc.*               105     5,355
                                             -------
                                              58,572
                                             -------

ELECTRONICS/TECHNICAL SERVICES -- 0.8%
----------------------------------------------------
Amkor Technology Inc.*                 110     3,108
Anadigics Inc.*                         40     1,888
Ancor Communications Inc.*              25     1,697
C Cube Microsystems Inc.*              117     7,283
CTS Corp.*                              40     3,015
Crossroads Systems Inc.*                 2       169
Cypress Semiconductor
  Corp.*                               100     3,238
Finistar Corp.*                         13     1,168
Macrovision Corp.*                      30     2,220
Methode Electronics Inc.                90     2,891
Microchip Technology Inc.*              39     2,669
Microstrategy Inc.*                     25     5,250
National Information Inc.*              35     1,120
Network Appliance Inc.*                 74     6,147
Novellus Systems Inc.*                  88    10,783
Pinnacle Holdings Inc.*                204     8,644
Powertel Inc.*                          45     4,517
Powerwave Technologies Inc.*            58     3,386
Remec Inc.*                            155     3,953
Remedy Corp.*                           45     2,132
Sandisk Corp.*                          35     3,369
Sawtek Inc.*                            45     2,995
Voicestream Wireless Corp.*             25     3,558
Western Wireless Corp.*                135     9,011
                                             -------
                                              94,211
                                             -------

ENERGY/MINERALS -- 0.2%
----------------------------------------------------
Cal Dive International Inc.*           110     3,644
Coflexip                               105     3,990
Petroleum Geological
  Services*                            214     3,812
Precision Drilling Corp.*              170     4,367
R & B Falcon Corp.*(++)                810    10,733
                                             -------
                                              26,546
                                             -------

FINANCE -- 0.3%
----------------------------------------------------
Bisys Group Inc.*                       91     5,938
Chittenden Corp.                       178     5,273
Cullen Frost Bankers Inc.              221     5,691
E.W. Blanch Holdings Inc.               25     1,531
Peoples Heritage
  Financial Group                      305     4,594
SEI Investments Co.                     26     3,094
Telebanc Financial Corp.*               81     2,106
U. S. Trust Corp.                       76     6,094
                                             -------
                                              34,321
                                             -------

HEALTH SERVICES/TECHNOLOGY -- 0.6%
----------------------------------------------------
Affymetrix Inc.*                        15     2,545
Alpharma Inc.                           80     2,460
Andrx Corp.*                            49     2,073
Apria Healthcare
  Group Inc.*                          220     3,946
Caliper Technologies Corp.*             16     1,068
Corixa Corp.*                           95     1,615
Dusa Pharmaceuticals Inc.*             145     4,133
Enzon Inc.*                             70     3,036
IDEC Pharmaceuticals Corp.*             40     3,930
LifePoint Hospitals Inc.*              125     1,476
Medarex Inc.*                          225     8,381
MedImmune Inc.*                         49     8,128
Medquist Inc.*                         110     2,839
Millennium
  Pharmaceuticals Inc.*                 53     6,466
Pharmacyclics Inc.*                     40     1,650
Shire Pharmaceuticals
  Group *                              378    11,009

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

ISSUER                              SHARES     VALUE
----------------------------------------------------
Transkaryotic Therapies Inc.*           20   $   770
Triad Hospitals Inc.*                   85     1,286
Varian Inc.*                           225     5,063
Ventana Medical
  Systems Inc.*                        112     2,786
                                             -------
                                              74,660
                                             -------

INDUSTRIAL SERVICES -- 0.1%
----------------------------------------------------
Hanover Compressor Co.*                100     3,775
                                             -------

PROCESS INDUSTRIES -- 0.3%
----------------------------------------------------
Alliant Techsystems Inc.*               40     2,493
Applied Power Inc.                      92     3,381
Aptargroup Inc.*                       197     4,950
Cleco Corp.*                           100     3,206
DII Group Inc.*                         50     3,548
Idex Corp.                             110     3,341
Mettler Toledo
  International Inc.*                  155     5,919
Power One Inc.*                         50     2,291
Shaw Group Inc.*                       110     2,784
Symyx Technologies Inc.*                52     1,560
                                             -------
                                              33,473
                                             -------

RETAIL -- 0.2%
----------------------------------------------------
Cost Plus Inc.*                        162     5,771
Linens `n Things Inc.*                 139     4,118
O' Reilly Automotive Inc.*             166     3,569
Zale Corp.*                            115     5,563
Zany Brainy Inc.*                      490     5,023
                                             -------
                                              24,044
                                             -------

TECHNOLOGY SERVICES -- 0.9%
----------------------------------------------------
Alpha Industries Inc.*                  25     1,433
Bindview Development Corp.*             60     2,981
Broadvision Inc.*                       35     5,952
Concentric Network Corp.*               55     1,695
Covad Communications
  Group Inc.*                           65     3,636
Dallas Semiconductor Corp.              33     2,126
Digital Microwave Corp.*               150     3,516
Electronics for Imaging Inc.*          122     7,091
Emulex Corp.*                           20     2,250
Exactis Communications Inc.*            78     1,896
Exodus Communications Inc.*             99     8,792
High Speed Access Corp.*                60     1,057
Inprise Corp.*                         520     5,752
Legato Systems Inc.*                   107     7,363
MTI Technology Corp.*                   60     2,212
Macromedia Inc.*                       129     9,433
Mercury Interactive Corp.*             113    12,197
Micrel Inc.*                           100     5,694
National Instruments Corp.*            212     8,109
Semtech Corp.*                          50     2,606
Transwitch Corp.*                       35     2,540
Triquint Semiconductor Inc.*            20     2,225
Vixel Corp.*                            30       512
Whittman Hart Inc.*                     94     5,041
                                            --------
                                             106,109
                                            --------

TRANSPORTATION -- 0.2%
----------------------------------------------------
C. H. Robinson
  Worldwide Inc.                       141     5,605
CNF Transportation Inc.                130     4,485
Eagle U.S.A. Airfreight Inc.*          227     9,789
                                            --------
                                              19,879
                                            --------
TOTAL COMMON STOCKS                          539,029
                                            --------

SHORT-TERM OBLIGATIONS -- 0.4%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                        52,368
                                            --------
TOTAL SMALL CAP GROWTH
  (Identified Cost $419,207)                 591,397
                                            --------

SMALL CAP VALUE -- 5.1%
----------------------------------------------------
COMMON STOCKS -- 4.9%
----------------------------------------------------
COMMERCIAL SERVICES-- 0.1%
----------------------------------------------------
Reynolds & Reynolds Co.                500    11,250
                                            --------
CONSUMER DURABLE GOODS -- 0.1%
----------------------------------------------------
D.R. Horton Inc.                       600     8,288
Engle Homes Inc.                       200     2,400
Flexsteel Industries Inc.              300     4,013
                                            --------
                                              14,701
                                            --------
CONSUMER NON-DURABLES -- 0.4%
----------------------------------------------------
Dimon Inc.                           1,200     3,900
Standard Commercial
  Corp.                              2,205     7,855
Timberland Co.*                        300    15,862
Tropical Sportwear
  International Corp.                  400     6,450
Wolverine Worldwide Inc.             1,400    15,312
                                            --------
                                              49,379
                                            --------
CONSUMER SERVICES -- 0.1%
----------------------------------------------------
Aztar Corp.*                           900     9,788
                                            --------
ELECTRONIC TECHNOLOGY -- 0.1%
----------------------------------------------------
Diebold Inc.                           100     2,350
ESCO Electronics Corp.*                500     5,813
Spacehab Inc.*                       1,300     6,987
                                            --------
                                              15,150
                                            --------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

ISSUER                             SHARES      VALUE
----------------------------------------------------
ENERGY/MINERALS -- 0.2%
----------------------------------------------------
R & B Falcon Corp.*(++)               860   $ 11,395
Nuevo Energy Co.*                     800     15,000
                                            --------
                                              26,395
                                            --------
FINANCE -- 0.9%
----------------------------------------------------
Acceptance Insurance Co.*             400      2,325
American National
  Insurance Co.                       200     12,750
Harleysville Group Inc.               900     12,825
MMI Companies Inc.                    500      4,313
Matrix Bancorp. Inc.                  500      6,000
PBOC Holdings Inc.*                   700      6,606
PMI Group Inc.                        150      7,322
Penn America Group Inc.               600      4,650
Presidential Life Corp.             1,100     20,213
Professional Groups Inc.*             770     18,047
Stancorp Financial
  Group Inc.                          300      7,556
                                            --------
                                             102,607
                                            --------

HEALTH TECHNOLOGY -- 0.1%
----------------------------------------------------
West Pharmaceutical
  Services Inc.                       400     12,375
                                            --------

INDUSTRIAL SERVICES -- 0.4%
----------------------------------------------------
Atwood Oceanics Inc.*                 450     17,381
ENSCO International Inc.              400      9,150
Rowan Companies Inc.*                 600     13,012
Santa Fe International Corp.          300      7,763
                                            --------
                                              47,306
                                            --------

NON-ENERGY MINERALS -- 0.2%
----------------------------------------------------
LTV Corp.                           3,400     14,025
Lone Star Technologies Inc.*          400     11,150
                                            --------
                                              25,175
                                            --------

PROCESS INDUSTRIES -- 0.3%
----------------------------------------------------
Lancaster Colony Corp.                300      9,938
RPM Inc.                            1,400     14,263
Tuscarora Inc.                        300      3,637
                                            --------
                                              27,838
                                            --------

PRODUCER MANUFACTURING -- 1.2%
----------------------------------------------------
Baldor Electric Co.                   500      9,063
Circor International Inc.             200      2,062
Commonwealth
  Industries Inc.                     700      9,100
JLG Industries Inc.                 1,900     30,281
Kaydon Corp.                          400     10,725
Myers Industries Inc.                 750     11,812
Patrick Industries Inc.               300      2,775
Superior Industries
  International Inc.                  400     10,725
Teleflex Inc.                         400     12,525
Timken Co.                            900     18,394
Tower Automotive Inc.                 800     12,350
Watts Industries Inc.*                500      7,375
                                            --------
                                             137,187
                                            --------

RETAIL TRADE -- 0.1%
----------------------------------------------------
Schultz Sav-O Stores Inc.             650      8,287
Syms Corp.*                         1,000      5,000
                                            --------
                                              13,287
                                            --------

TECHNOLOGY SERVICES -- 0.1%
----------------------------------------------------
Ultrak Inc.*                        1,300     10,075
                                            --------

TRANSPORTATION -- 0.6%
----------------------------------------------------
Air Express
  International Corp.                 300      9,694
Atlantic Coast Airlines
  Holdings*                           400      9,500
Fritz Companies Inc.*                 700      7,350
Kenan Transport Co.                   300      9,413
Midwest Express
  Holdings Inc.*                      400     12,750
Motor Cargo
  Industries Inc.*                    500      2,312
Tidewater Inc.                        400     14,400
                                            --------
                                              65,419
                                            --------
TOTAL COMMON STOCKS                          567,932
                                            --------

CONTINGENT RIGHTS -- 0.0%
----------------------------------------------------
Skyepharma PLC                      1,000          0
                                            --------

SHORT-TERM OBLIGATION -- 0.2%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                        23,279
                                            --------
TOTAL SMALL CAP VALUE
  (Identified Cost $617,013)                 591,211
                                            --------

INTERNATIONAL EQUITY -- 5.8%
----------------------------------------------------
COMMON STOCKS -- 5.3%
----------------------------------------------------
AUSTRIA -- 0.0%
----------------------------------------------------
Boehler-Uddeholm                       85      3,922
                                            --------
AUSTRALIA -- 0.1%
----------------------------------------------------
Australia & New Zealand
  Banking Group                     1,040      7,566
Quantas Airways                     3,105      7,746
                                            --------
                                              15,312
                                            --------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                          SHARES        VALUE
---------------------------------------------------
CANADA -- 0.1%
---------------------------------------------------
Manulife Financial Corp.           790     $ 10,097
Noranda Inc.                       450        6,048
                                           --------
                                             16,145
                                           --------
FINLAND -- 0.1%
---------------------------------------------------
UPM Kymmene Oy                     250       10,074
                                           --------
FRANCE -- 0.5%
---------------------------------------------------
BIC                                139        6,326
Banque Nationale de Paris          185       17,071
Lafarge Coppee                      80        9,316
Pernod Ricard                      146        8,354
Total Fina                         122       16,284
                                           --------
                                             57,351
                                           --------
GERMANY -- 0.5%
---------------------------------------------------
Aventis AG                         222       12,881
Buderus AG                         510        8,631
Commerzbank AG                     180        6,609
Draegerwerk AG                     310        2,732
Dyckerhoff AG                      245        7,503
SGL Carbon AG*                      91        6,050
Veba AG                            208       10,110
Vossloh AG                         240        3,602
                                           --------
                                             58,118
                                           --------
GREAT BRITAIN -- 1.4%
---------------------------------------------------
Allied Domecq                      846        4,182
Allied Zurich                      485        5,719
BAA                              1,020        7,118
BAT Industries                   1,145        6,473
British Telecomm                   376        9,110
CGU                                400        6,455
Coats Viyella                    5,170        3,424
Cookson Group                    2,760       11,146
Elementis                        3,411        4,463
Hanson                           1,195       10,018
Invensys                         1,364        7,212
Lex Service                        580        3,485
Lloyds TSB Group                   522        6,484
Medeva                           1,740        4,891
National Westminister Bank         380        8,164
Reckitt & Benckiser                848        8,027
Reed International                 970        7,286
Safeway                            960        3,330
TI Group                         1,090        7,905
Tomkins                          2,270        7,407
Unilever                           720        5,292
United News & Media plc            810       10,212
Williams                         1,904        8,673
                                           --------
                                            156,476
                                           --------
HONG KONG -- 0.2%
---------------------------------------------------
Hang Lung
  Development Co.                6,000        6,792
New World
  Development Co.                3,000        6,754
South China Morning Post        10,000        8,619
                                           --------
                                             22,165
                                           --------
IRELAND -- 0.2%
---------------------------------------------------
Allied Irish Banks                 902       10,286
Greencore Group                  1,950        5,991
Jefferson Smurfit Group          3,140        9,489
                                           --------
                                             25,766
                                           --------

ITALY -- 0.2%
---------------------------------------------------
Eni Spa                          1,620        8,910
Telecom Italia SPA               1,200       16,923
                                           --------
                                             25,833
                                           --------

JAPAN -- 0.3%
---------------------------------------------------
Nintendo Co.                       100       16,619
Promise Co.                        100        5,090
Sanyo Shinpan Finance              200        6,851
Yodogawa Steel Works             2,000        6,029
                                           --------
                                             34,589
                                           --------

NETHERLANDS -- 0.5%
---------------------------------------------------
ABN Amro Holdings NV               245        6,121
Akzo Nobel  NV                     194        9,732
Buhrmann NV                        520        7,831
Ing Groep NV                       140        8,453
Koninklijke NV PTT                  90        8,785
Philips Electronics NV              93       12,647
                                           --------
                                             53,569
                                           --------

NEW ZEALAND -- 0.2%
---------------------------------------------------
Fletcher Challenge               4,080        6,012
Telecom Corp.                    3,218       15,133
                                           --------
                                             21,145
                                           --------
NORWAY -- 0.1%
---------------------------------------------------
Kvaerner ASA                       231        4,875
                                           --------

PORTUGAL -- 0.1%
---------------------------------------------------
Portugal Telecommunications      1,210       13,274
                                           --------

SINGAPORE -- 0.2%
---------------------------------------------------
Creative Technology Ltd.*          771       13,396
Jardine Matheson                 1,600        6,304
                                           --------
                                             19,700
                                           --------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

                                   SHARES/
                                  PRINCIPAL
ISSUER                              AMOUNT    VALUE
----------------------------------------------------
SPAIN -- 0.1%
----------------------------------------------------
Telefonica SA*                       614   $ 15,339
                                           --------
SWEDEN -- 0.1%
----------------------------------------------------
Electrolux AB                        330      8,299
Getinge Industrier                   493      5,562
                                           --------
                                             13,861
                                           --------
SWITZERLAND -- 0.4%
----------------------------------------------------
Forbo Holding AG                      15      7,065
Geberit AG                            42     14,375
Novartis AG                            8     11,747
Saurer AG                             11      5,312
Sig Holding AG                        10      5,966
Sulzer  AG                             9      5,850
                                           --------
                                             50,315
                                           --------
TOTAL COMMON STOCKS                         617,829
                                           --------
SHORT-TERM OBLIGATIONS -- 0.5%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                       57,122
                                           --------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost $626,701)                674,951
                                           --------
DOMESTIC FIXED INCOME -- 46.6%
----------------------------------------------------
FIXED INCOME -- 37.3%
----------------------------------------------------
ASSET BACKED -- 2.0%
----------------------------------------------------
Commercial Mortgage
  Acceptance Corp.
  5.80% due 3/15/06              $22,544     21,421
GMAC Commercial
  Mortgage Securities Inc.
  6.42% due 8/15/08               40,000     37,391
J.P. Morgan Commercial
  Mortgage Finance Corp.
  6.373% due 1/15/30              16,175     15,822
Morgan Stanley Capital Inc.
  6.44% due 11/15/02              91,052     89,962
Peco Energy
  Transportation Trust
  6.05% due 3/01/09               35,000     32,834
Sears Credit Account
  Master Trust
  5.25% due 10/16/08              40,000     37,487
                                           --------
                                            234,917
                                           --------
CORPORATE BONDS -- 9.9%
----------------------------------------------------
Ahold Finance U.S.A. Inc.
  6.875% due 5/01/29              55,000     47,517
American Financial
  Group Inc.
  7.125% due 4/15/09            $ 35,000    $ 31,350
Associates Corp. of
  North America
  6.95% due 11/01/18              50,000      46,157
BB & T Corp.
  6.375% due 6/30/05              60,000      55,899
Bank One Corp.
  5.625% due 2/17/04              25,000      23,452
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08               55,000      49,909
Conseco Inc.
  6.40% due 6/15/01               50,000      48,483
DaimlerChrysler
  Northern Holdings Co.
  7.20% due 9/01/09               45,000      44,201
Dayton Hudson Corp.
  6.65% due 8/01/28               25,000      21,665
Delta Airlines Inc.
  8.30% due 12/15/29              45,000      43,305
Donaldson, Lufkin &
  Jenrette 5.875%
  due 4/01/02                     45,000      43,681
Dynergy Inc.
  7.45% due 7/15/06               45,000      44,022
E.I. du Pont de
  Nemours & Co.
  6.875% due 10/15/09             25,000      24,214
Equitable Life Assurance
  6.95% due 12/01/05              55,000      53,331
Ford Motor Co.
  7.375% due 10/28/09             45,000      44,426
Great Lakes
  Chemical Corp.
  7.00% due 7/15/09               55,000      52,471
Household Financial Corp.
  6.50% due 11/15/08              45,000      41,675
Knight Ridder Inc.
  6.875% due 3/15/29              50,000      43,850
MCI Communications
  Corp. 6.50%
  due 4/15/10                     65,000      60,527
Mattel Inc.
  6.00% due 7/15/03               50,000      47,168
Merita Bank plc
  6.50% due 4/01/09               55,000      50,214
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08               60,000      55,832
Osprey Trust Osprey Inc.
  8.31% due 1/15/03               45,000      44,682
Popular North America Inc.
  6.875% due 6/15/01              50,000      49,674

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

                               PRINCIPAL
ISSUER                          AMOUNT       VALUE
----------------------------------------------------
Saks Inc.
  8.25% due 11/15/08           $ 45,000   $   43,780
Westvaco Corp.
  7.10% due 11/15/09             45,000       43,135
                                          ----------
                                           1,154,620
                                          ----------

MORTGAGE BACKED -- 11.5%
----------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% due (TBA)                30,000       27,478
  6.25% due 6/15/24              30,000       28,443
Federal National
  Mortgage Association
  6.50% due (TBA)                65,000       61,242
  7.349% due 8/17/21             50,000       48,846
  6.50% due 4/01/29             121,357      114,340
  7.50% due 7/01/29             700,000      692,562
GE Capital Mortgage
  Securities Inc.
  5.905% due 10/25/13           100,000       98,370
Government National
  Mortgage Association
  6.50% due (TBA)                40,000       37,563
  7.00% due (TBA)               150,000      144,938
  7.00% due 2/15/24              35,516       34,517
Structured Asset
  Securities Corp.
  6.79% due 10/15/34             47,457       47,070
                                          ----------
                                           1,335,369
                                          ----------

U. S. TREASURY OBLIGATIONS-- 11.3%
----------------------------------------------------
United States Treasury Bonds
  3.625% due 4/15/28             36,698       32,775
United States Treasury Notes
  5.50% due 12/31/00             25,000       24,848
  5.875% due 11/15/04           940,000      921,642
  5.625% due 5/15/08            190,000      178,718
  3.875% due 1/15/09             51,283       49,552
  6.00% due 8/15/09             100,000       96,875
                                          ----------
                                           1,304,410
                                          ----------

YANKEE BONDS -- 2.6%
----------------------------------------------------
Corporacion Andina de
  Fomento 7.75%
  due 3/01/04                     55,000      55,001
Imperial Tobacco Overseas BV
  7.125% due 4/01/09              50,000      44,946
Korea Development Bank
  7.125% due 4/22/04              50,000      48,744
Quebec Province of Canada
  7.50% due 9/15/29               45,000      43,622



                                PRINCIPAL
ISSUER                CURRENCY   AMOUNT      VALUE
----------------------------------------------------
TPSA Finance BV
  7.75% due 12/10/08           $  55,000   $  50,917
YPF Sociedad Anonima
  7.25% due 3/15/03               60,000      58,253
                                          ----------
                                             301,483
                                          ----------
TOTAL FIXED INCOME                         4,330,799
                                          ----------

SHORT-TERM OBLIGATIONS -- 9.3%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                     1,077,819
                                          ----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $5,545,805)             5,408,618
                                          ----------

INTERNATIONAL  BOND -- 11.7%
----------------------------------------------------
FIXED INCOME -- 11.2%
----------------------------------------------------
BELGIUM -- 0.3%
----------------------------------------------------
Kingdom of Belgium
  5.50% due 3/28/28     EURO      40,000      36,845
                                          ----------

CANADA -- 1.0%
----------------------------------------------------
Government of
  Canada 1.90%
  due 3/23/09           JPY   12,000,000     120,270
                                          ----------

DENMARK -- 0.1%
----------------------------------------------------
Nykredit
  5.00% due 10/01/29    DKK       40,000       4,712
Unikredit Realkred
  5.00% due 10/01/29    DKK       59,000       6,929
                                          ----------
                                              11,641
                                          ----------

FRANCE -- 0.3%
----------------------------------------------------
Government of France
  5.50%
  due 4/25/29          EURO       30,000      28,286
  3.00%
  due 7/25/09          EURO       10,773      10,335
                                          ----------
                                              38,621
                                          ----------

GERMANY -- 0.5%
----------------------------------------------------
Republic of Germany
  5.375% due 1/04/10    EURO      30,000      30,296
  5.625% due 1/04/28    EURO      25,338      24,312
                                          ----------
                                              54,608
                                          ----------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                PRINCIPAL
ISSUER                CURRENCY   AMOUNT       VALUE
----------------------------------------------------
GREAT BRITAIN -- 0.8%
----------------------------------------------------
Toyota Motor
  Credit Corp.
  6.25% due 8/04/03     GBP       20,000   $  31,424
United Kingdom
  Treasury
  8.50% due 12/07/05    GBP       34,000      61,648
                                          ----------
                                              93,072
                                          ----------

GREECE -- 1.2%
----------------------------------------------------
Hellenic Republic
  7.60% due 1/22/02     GRD   10,000,000      30,943
Republic of Greece
  8.90% due 4/01/03     GRD    7,000,000      22,814
  12.80% due 6/17/03    GRD    1,200,000       3,759
  10.24% due 10/23/03   GRD    4,400,000      13,857
  6.60% due 1/15/04     GRD   21,000,000      64,391
                                          ----------
                                             135,764
                                          ----------

ITALY -- 0.1%
----------------------------------------------------
Republic of Italy
  6.50% due 11/01/27    EURO      14,000      14,730
                                          ----------

JAPAN -- 2.0%
----------------------------------------------------
International Bank
  Reconciliation
  and Development
  4.75% due 12/20/04    JPY    6,100,000      70,899
Japan Government
  Bonds 4.10%
  due 6/21/04           JPY    6,200,000      69,301
  4.50% due 12/20/04    JPY    2,700,000      30,971
Nippon Tel and Tel
  2.50% due 7/25/07     JPY    5,000,000      51,891
                                          ----------
                                             223,062
                                          ----------

NETHERLANDS -- 0.6%
----------------------------------------------------
Kingdom of Netherland
  6.00% due 1/15/06     EURO      60,000      63,191
                                          ----------
SPAIN -- 0.8%
----------------------------------------------------
Government of Spain
  6.00% due 1/31/08     EURO      54,475  $   56,744
  6.15% due 1/31/13     EURO      38,000      39,405
                                          ----------
                                              96,149
                                          ----------

UNITED STATES -- 3.5%
----------------------------------------------------
Bank Nederlandse Gemeenten
  6.125% due 2/07/00            $ 55,000      55,003
Chugokuelectric Power 8.00%
  due 2/23/00                   $ 50,000      50,102
H.J. Heinz & Co.
  7.50% due 4/26/00             $ 55,000      55,151
Kingdom of Belgium
  8.25% due 2/14/00             $ 60,000      60,128
SLM Student Loan Trust
  5.304% due 10/25/04           $  3,340       3,329
  5.394% due 4/25/06            $ 30,842      30,605
United States Treasury Notes
  3.625% due 7/15/02            $157,526     155,950
                                          ----------
                                             410,268
                                          ----------
TOTAL FIXED INCOME                         1,298,221
                                          ----------

SHORT-TERM OBLIGATIONS -- 0.5%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                        57,762
                                          ----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $1,388,849)             1,355,983
                                          ----------

HIGH YIELD BOND -- 19.8%
----------------------------------------------------
FIXED INCOME -- 17.6%
----------------------------------------------------
DOMESTIC CORPORATIONS -- 17.2%
----------------------------------------------------
AUTOMOTIVE--1.7%
----------------------------------------------------
American Axle &
  Manufacturing Inc.
  9.75% due 3/01/09             $ 50,000      50,500
J.H. Heafner Inc.
  10.00% due 5/15/08              50,000      45,250
J.L. French Automotive
  Castings
  11.50% due 6/01/09(#)           50,000      51,000

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                PRINCIPAL
ISSUER                            AMOUNT     VALUE
----------------------------------------------------
Lear Corp.
  8.11% due 5/15/09(#)          $ 50,000    $ 46,977
                                            --------
                                             193,727
                                            --------

CABLE & OTHER MEDIA -- 2.1%
----------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13(#)           50,000      52,750
Charter Communications
  Holdings
  8.625% due 4/01/09(#)           50,000      46,187
  Zero Coupon
  due 4/01/11(#)                  75,000      45,937
Frontiervision Holdings LP
  Zero Coupon
  due 9/15/07                     55,000      48,950
NTL Inc.
  Zero Coupon
  10/01/08(#)                     75,000      52,500
                                            --------
                                             246,324
                                            --------

CAPITAL GOODS/BUILDING
PRODUCTS -- 0.8%
----------------------------------------------------
Jordan Industries Inc.
  10.375%
  due 8/01/07(#)                  50,000      50,000
Packard Bioscience Inc.
  9.375% due 3/01/07(#)           50,000      42,875
                                            --------
                                              92,875
                                            --------

CHEMICALS -- 0.7%
----------------------------------------------------
Lyondell Chemical Co.
  9.875% due 5/01/07              40,000      41,000
PCI Chemicals CDA Inc.
  9.25% due 10/15/07              50,000      38,375
                                            --------
                                              79,375
                                            --------

CONSUMER PRODUCTS/TOBACCO -- 1.4%
----------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07             50,000      47,250
Home Interiors Gifts Inc.
  10.125% due 6/01/08             50,000      42,750
Mail Well Corp.
  8.75% due 12/15/08(#)           50,000      47,500
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08              50,000      24,500
                                            --------
                                             162,000
                                            --------

ENERGY -- 1.3%
----------------------------------------------------
Bellwether Exploration Co.
  10.875% due 4/01/07             50,000      45,875
Plains Resources Inc.
  10.25% due 3/15/06              50,000      48,750
Western Gas Resources
  10.00% due 6/15/09(#)           50,000      51,250
                                            --------
                                             145,875
                                            --------

FINANCIAL -- 0.3%
----------------------------------------------------
Contifinancial Corp.
  8.375% due 8/15/03(#)           50,000       4,500
Williams Scotsman Inc.
  9.875% due 6/01/07              30,000      29,025
                                            --------
                                              33,525
                                            --------

FOOD/BEVERAGE/BOTTLING -- 0.4%
----------------------------------------------------
B & G Foods Incications
  Corp
  9.625% due 8/01/07              50,000     44,375
                                           --------

GAMING -- 0.8%
----------------------------------------------------
Circus Circus
  Enterprises Inc.
  9.25% due 12/01/05              50,000     50,625
Majestic Star Casino LLC
  10.875%
  due 7/01/06(#)                  50,000     48,250
                                           --------
                                             98,875
                                           --------

HEALTHCARE -- 0.4%
----------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06              50,000      43,250
                                            --------

HOUSING RELATED -- 0.4%
----------------------------------------------------
CB Richards Ellis
  Services Inc.
  8.875% due 6/01/06              50,000      44,375
                                            --------

LODGING LEISURE -- 0.4%
----------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08              50,000      44,500
                                            --------

PAPER/FOREST PRODUCTS -- 0.4%
----------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05              50,000      51,687
                                            --------

PUBLISHING/PRINTING -- 0.4%
----------------------------------------------------
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07               50,000      49,250
                                            --------

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                        December 31, 1999


                                PRINCIPAL
ISSUER                            AMOUNT      VALUE
----------------------------------------------------

RETAIL -- 0.7%
----------------------------------------------------
Cole National Group Inc.
  8.625% due 8/15/07             $50,000    $ 35,875
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08              50,000      46,250
                                            --------
                                              82,125
                                            --------

SERVICES/OTHER -- 2.1%
----------------------------------------------------
Integrated Electrical
  Services
  9.375% due 2/01/09              50,000      49,062
Iron Mountain Inc.
  10.125% due 10/01/06            50,000      51,000
Pierce Leahy
  Command Co.
  8.125% due 5/15/08              50,000      45,750
Polymer Group Inc.
  8.75% due 3/01/08(#)            50,000      48,000
Safety Kleen Services Inc.
  9.25% due 6/01/08               50,000      49,375
                                            --------
                                             243,187
                                            --------

TELECOMMUNICATIONS -- 2.6%
----------------------------------------------------
Energis PLC
  9.75% due 6/15/09(#)            50,000      51,750
Intermedia
  Communications Inc.
  9.50% due 3/01/09(#)            50,000      48,000
Nextel
  Communications Inc.
  Zero Coupon
  due 2/15/08(#)                  70,000      49,175
Orange PLC
  9.00% due 6/01/09(#)            50,000      52,500
Price Communications
  Wireless Inc.
  9.125% due 12/15/06(#)          50,000      50,625
Rogers Cantel
  9.375% due 6/01/08              50,000      52,000
                                            --------
                                             304,050
                                            --------
TRANSPORTATION -- 0.3%
----------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06(#)           50,000       32,875
                                          ----------
MORTGAGE OBLIGATIONS -- 0.4%
----------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS -- 0.4%
----------------------------------------------------
Airplane Trust
  10.875% due 3/15/1950,000                   43,356
                                          ----------
TOTAL FIXED INCOME                         2,035,606
                                          ----------


ISSUER                                         VALUE
----------------------------------------------------

SHORT-TERM OBLIGATIONS -- 2.2%
----------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                    $  256,289
                                         -----------
TOTAL HIGH YIELD BOND
  (Identified Cost $2,451,070)             2,291,895
                                         -----------
TOTAL INVESTMENTS
  (Identified
  Cost $12,531,197)         108.5%       $12,578,354

OTHER ASSETS,
  LESS LIABILITIES           (8.5)         (989,874)
                            -----       -----------
NET ASSETS                  100.0%      $11,588,480
                            =====       ===========
 *   Non-income producing

(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.

(+)  The  Portfolio  owns in  aggregate a  repurchase
     agreement with First Union National Bank,  4.95%
     due 1/03/00  valued at  $1,631,001,  portions of
     which are listed separately by each asset class.
     Proceeds at maturity $1,631,673,  collateralized
     by   $1,650,000   Federal  Home  Loan   Mortgage
     Association 7.00% due 3/14/03, with a value of $1,674,727.

(++) The  Portfolio  owns in aggregate  563 shares of
     General  Electric  Co.  valued at  $87,124,  625
     shares of Bristol  Myers  Squibb  Co.  valued at
     $40,117,  1,005  shares of AT&T Corp.  valued at
     $51,003,  and 740  shares of SBC  Communications
     Inc.   valued  at  $36,075,   1,670   shares  of
     R&BFalcon Corp. valued at $22,128 portions of which are listed separately by asset class.

TBA's-Mortgage backed securities traded under delayed delivery commitments.

ADR's-American Depository Receipts.

See notes to financial statements


FOREIGN CURRENCY LEGEND
----------------------------------------------------
SYMBOL                 COUNTRY
----------------------------------------------------
DKK                    Denmark
EURO                   Belgium
EURO                   France
EURO                   Germany
GBP                    Great Britain
GRD                    Greece
EURO                   Italy
JPY                    Japan
EURO                   Netherlands
EURO                   Spain

CITISELECT VIP FOLIO 200 CONSERVATIVE

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


CITISELECT VIP FOLIO 200


FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1999 ARE AS FOLLOWS:

                                                                                        UNREALIZED
                                             MARKET     AGGREGATE    DELIVERY DATE     APPRECIATION
CURRENCY                    COUNTRY          VALUE     FACE VALUE    OF CONTRACTS     (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Australian Dollar(Buy)     Australia       $ 39,683     $ 38,418     February-00        $ 1,265
Euro (Buy)  ...........      Europe         150,712      152,147     February-00         (1,435)
Euro (Sell)  ..........      Europe         450,187      451,488     February-00          1,301
Drachma (Buy)  ........      Greece          30,329       30,424     February-00            (95)
Drachma (Sell)  .......      Greece         111,623      111,846     February-00            223
Krona (Buy) ...........      Sweden          39,170       39,035     February-00            135
Krona (Sell) ..........      Sweden          40,082       39,865     February-00           (217)
Pound (Sell)  .........   Great Britain      99,629       98,605     February-00         (1,024)
Yen (Buy)  ............      Japan            1,426        1,416     February-00             10
Yen (Sell)  ...........      Japan          315,707      316,246     February-00            539
                                                                                        -------
                                                                                        $   702
                                                                                        =======

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS                                       December 31, 1999

ISSUER                               SHARES      VALUE
------------------------------------------------------

LARGE  CAP GROWTH -- 8.5%
------------------------------------------------------
COMMON STOCKS -- 8.5%
------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURING -- 0.2%
------------------------------------------------------
Danaher Corp.                          173   $   8,347
General Dynamics Corp.                  65       3,429
Tyco International Ltd.                680      26,435
                                             ---------
                                                38,211
                                             ---------

COMMERCIAL SERVICES -- 0.1%
------------------------------------------------------
Interpublic Group
  Companies Inc.                       337      19,441
                                             ---------

COMMUNICATION SERVICES -- 0.8%
------------------------------------------------------
AT&T Corp.(++)                         720      36,540
Bell Atlantic Corp.                    540      33,244
Bellsouth Corp.                        435      20,363
GTE Corp.                              297      20,957
SBC Communications Inc.(++)            630      30,713
                                             ---------
                                               141,817
                                             ---------

CONGLOMERATES -- 0.7%
------------------------------------------------------
General Electric Co.(++)               730     112,968
                                             ---------

CONSUMER DURABLES -- 0.0%
------------------------------------------------------
Harley Davidson Inc.                    55       3,523
                                             ---------

CONSUMER NON-DURABLES -- 0.5%
------------------------------------------------------
Coca Cola Co.                          580      33,784
Procter & Gamble Co.                   431      47,221
                                             ---------
                                                81,005
                                             ---------

CONSUMER SERVICES -- 0.1%
------------------------------------------------------
Carnival Corp.                         295      14,105
                                             ---------

FINANCE -- 0.5%
------------------------------------------------------
American Express Co.                   165      27,431
Bank of New York Inc.                  174       6,960
Charles Schwab Corp.                   150       5,756
Federal Home Loan
  Mortgage Corp.                       195       9,177
Federal National
  Mortgage Association                 285      17,795
MBNA Corp.                             710      19,348
Northern Trust Corp.                   145       7,685
                                             ---------
                                                94,152
                                             ---------

HEALTHCARE -- 1.3%
------------------------------------------------------
Bristol-Myers
  Squibb Co.(++)                       600      38,513
Eli Lilly & Co.                        158      10,507
Johnson & Johnson                      465      43,302
Medtronic Inc.                         295      10,749
Merck & Co.                            532      35,677
Pfizer Inc.                            905      29,356
Schering-Plough Corp.                  671      28,308
Warner Lambert Co.                     355      29,088
                                             ---------
                                               225,500
                                             ---------

RETAIL -- 0.8%
------------------------------------------------------
Bed Bath & Beyond Inc.*                177       6,151
Home Depot Inc.                        578      39,595
Kohls Corp.*                            92       6,641
Lowes Cos Inc.                         105       6,274
Wal Mart Stores Inc.                 1,029      71,130
Walgreen Co.                           245       7,166
                                             ---------
                                               136,957
                                             ---------

TECHNOLOGY -- 3.5%
------------------------------------------------------
Altera Corp.*                           55       2,726
America Online Inc.*                   335      25,272
Amgen Inc.*                            245      14,715
BMC Software Inc.*                      45       3,597
Cisco Systems Inc.*                    765      81,951
Dell Computer Corp.*                   595      30,345
EMC Corp.*                             211      23,052
Intel Corp.                            758      62,393
International Business
  Machines Corp.                       465      50,220
Lexmark International
  Group Inc.*                          155      14,028
Linear Technology Corp.                 50       3,578
Lucent Technologies Inc.               697      52,144
Maxim Integrated
  Products Inc.*                        80       3,774
Microchip Technology Inc.*              50       3,422
Microsoft Corp.*                     1,188     138,699
Oracle Corp.*                          330      36,981
Peoplesoft Inc.*                       165       3,517
Sun Microsystems Inc.*                 368      28,497
Tellabs Inc.*                          130       8,344
                                             ---------
                                               587,255
                                             ---------
TOTAL LARGE CAP GROWTH
  (Identified
  Cost $1,146,032)                           1,454,934
                                             ---------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                               SHARES      VALUE
------------------------------------------------------

LARGE  CAP  VALUE -- 10.2%
------------------------------------------------------
COMMON STOCKS -- 9.9%
------------------------------------------------------
BASIC INDUSTRIES-- 1.1%
------------------------------------------------------
Alcoa Inc.                             600   $  49,800
Dow Chemical Co.                       225      30,066
E. I. du Pont de
  Nemours & Co.                        416      27,404
International Paper Co.                715      40,353
Kimberly Clark Corp.                   675      44,044
                                             ---------
                                               191,667
                                             ---------

CAPITAL GOODS -- 0.2%
------------------------------------------------------
Honeywell International Inc.           715      41,247
                                             ---------

COMMUNICATION SERVICES -- 1.5%
------------------------------------------------------
AT&T Corp.(++)                       1,320      66,990
Emerson Electric Co.                   850      48,769
GTE Corp.                              710      50,099
SBC Communications Inc.(++)            875      42,656
Sprint Corp.                           710      47,792
                                             ---------
                                               256,306
                                             ---------

CONGLOMERATES -- 0.4%
------------------------------------------------------
General Electric Co.(++)               400      61,900
                                             ---------

CONSUMER CYCLICALS -- 0.6%
------------------------------------------------------
General Motors Corp.                   400      29,075
Masco Corp.                          1,300      32,988
McGraw Hill
  Companies, Inc.                      715      44,062
                                             ---------
                                               106,125
                                             ---------

CONSUMER STAPLES -- 0.4%
------------------------------------------------------
Avon Products Inc.                     200       6,600
H. J. Heinz & Co.                      350      13,934
PepsiCo Inc.                         1,220      43,005
                                             ---------
                                                63,539
                                             ---------

ENERGY -- 1.4%
------------------------------------------------------
BP Amoco plc,  ADR's                   714      42,349
Chevron Corp.                          485      42,013
Conoco Inc. Class A                  1,700      42,075
Conoco Inc. Class B                    676      16,815
Exxon Mobil Corp.                      760      61,228
Halliburton Co.                        620      24,955
                                             ---------
                                               229,435
                                             ---------

FINANCE -- 2.0%
------------------------------------------------------
Bank of America Corp.                  720      36,135
Chase Manhattan Corp.                  811      63,005
Chubb Corp.                            615      34,631
Hartford Financial
  Services Group                       720      34,110
Marsh & McLennan
  Companies Inc.                       625      59,805
Mellon Bank Corp.                    1,525      51,945
Merrill Lynch & Co. Inc.               225      18,788
UnumProvident Corp.                    980      31,421
                                             ---------
                                               329,840
                                             ---------

HEALTHCARE -- 0.6%
------------------------------------------------------
American Home
  Products Corp.                       750      29,578
Bristol-Myers Squibb Co.(++)           650      41,721
Pharmacia & Upjohn Inc.                750      33,750
                                             ---------
                                               105,049
                                             ---------

TECHNOLOGY -- 0.4%
------------------------------------------------------
Pitney Bowes Inc.                    1,015      49,037
Xerox Corp.                          1,050      23,822
                                             ---------
                                                72,859
                                             ---------

TRANSPORTATION -- 0.1%
------------------------------------------------------
Union Pacific Corp.                    485      21,158
                                             ---------

UTILITIES -- 1.2%
------------------------------------------------------
Duke Energy Co.                      1,000      50,125
Enron Corp.                          1,500      66,563
Unicom Corp.                         1,125      37,688
Williams Companies Inc.              1,830      55,929
                                             ---------
                                               210,305
                                             ---------

TOTAL COMMON STOCKS                          1,689,430
                                             ---------

SHORT-TERM OBLIGATION -- 0.3%
------------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                          47,745
                                             ---------
TOTAL LARGE CAP VALUE
  (Identified Cost $1,701,577)               1,737,175
                                             ---------

SMALL CAP  GROWTH -- 10.3%
------------------------------------------------------
COMMON STOCKS -- 9.8%
------------------------------------------------------
COMMERCIAL SERVICES-- 0.9%
------------------------------------------------------
Catalina Marketing Corp.*              329      38,082
Checkfree Holdings Corp.*              299      31,246
Cylink Corp.*                          460       6,210
Harmonic, Inc.*                         75       7,120
Lamar Advertising Co.*                 442      26,769

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued) December 31, 1999


ISSUER                                     SHARES      VALUE
------------------------------------------------------------
Profit Recovery Group
  International Inc.*                         497   $ 13,202
QRS Corp.*                                    123     12,915
Research In Motion Ltd.*                      365     16,857
Verticalnet Inc.*                              55      9,020
                                                    --------
                                                     161,421
                                                    --------
CONSUMER DURABLES -- 0.1%
------------------------------------------------------------
Ethan Allen Interiors Inc.                    260      8,336
Gentex Corp.*                                 277      7,687
Saucony Inc.*                                 494      6,854
                                                    --------
                                                      22,877
                                                    --------

CONSUMER NON-DURABLES -- 0.1%
------------------------------------------------------------
Beringer Wine Estates
  Holdings*                                   198      7,895
                                                    --------

CONSUMER SERVICES -- 1.1%
------------------------------------------------------------
Activision Inc. *                             710     10,872
Emmis Communications
  Corp.*                                      110     13,710
Hispanic Broadcasting Corp.*                  265     24,438
Houghton Mifflin Co.                          200      8,438
Mail.com, Inc. *                              235      4,406
SFX Entertainment Inc.*                       480     17,370
Scholastic Corp.*                             135      8,395
Source Information
  Management Co.*                           1,094     18,325
Spanish Broadcasting
  Systems, Inc.*                              275     11,069
Sportsline USA, Inc. *                        175      8,772
Ticketmaster Online
  Citysearch*                                 130      4,996
Westwood One Inc.*                            461     35,036
Young Broadcasting Inc.*                      325     16,575
                                                    --------
                                                     182,402
                                                    --------

ELECTRONICS/TECHNICAL SERVICES -- 1.9%
------------------------------------------------------------
Amkor Technology, Inc.*                       335      9,464
Anadigics Inc.*                               125      5,898
Ancor Communications Inc.*                     75      5,091
C Cube Microsystems, Inc.*                    364     22,659
CTS Corp.                                     125      9,422
Crossroads Systems Inc.*                        7        592
Cypress Semiconductor
  Corp.*                                      315     10,198
Finistar Corp.*                                49      4,404
Inprise Corp. *                             1,615     17,866
Macrovision Corp.*                            100      7,400
Methode Electronics Inc.                      275      8,834
Microchip Technology Inc.*                    115      7,870
Microstrategy, Inc.*                           80     16,800
National Information Inc.*                    107      3,424
Network Appliance Inc.*                       206     17,110
Next Level Communications Inc.*                25      1,872
Novellus Systems Inc.*                        246     30,143
Pinnacle Holdings Inc.*                       628     26,612
Powertel, Inc. *                              140     14,053
Powerwave Technologies Inc.*                  177     10,332
Remec Inc.*                                   490     12,495
Remedy Corp.                                  140      6,633
Sandisk Corp.*                                115     11,069
Sawtek Inc.*                                  145      9,652
Transwitch Corp.*                             105      7,619
Triquint Semiconductor Inc.*                   65      7,231
Vixel Corp.*                                  100      1,706
Western Wireless Corp.*                       423     28,235
                                                    --------
                                                     314,684
                                                    --------

ENERGY/MINERALS -- 0.5%
------------------------------------------------------------
Cal Dive International Inc.*                  340     11,262
Coflexip                                      325     12,350
Petroleum Geological Services*                671     11,952
Precision Drilling Corp.*                     535     13,743
R&B Falcon Corp.*(++)                       2,520     33,390
                                                    --------
                                                      82,697
                                                    --------

FINANCE -- 0.6%
------------------------------------------------------------
Bisys Group Inc.*                             278     18,140
Chittenden Corp.                              556     16,472
Cullen Frost
  Bankers Inc.                                692     17,819
E. W. Blanch Holdings, Inc.                    80      4,900
Peoples Heritage
  Financial Group                             955     14,385
SEI Investments Co.                            29      3,451
Telebanc Financial Corp.*                     253      6,578
U.S. Trust Corp.                              267     21,410
                                                    --------
                                                     103,155
                                                    --------

HEALTH SERVICES/TECHNOLOGY -- 1.4%
------------------------------------------------------------
Affymetrix Inc.*                               50      8,484
Alpharma, Inc.                                255      7,840
Andrx Corp.*                                  145      6,134
Apria Healthcare Group Inc.*                  680     12,198
Caliper Technologies Corp.*                    63      4,205
Corixa Corp.*                                 290      4,930
Dusa Pharmaceuticals Inc.*                    455     12,968
Enzon Inc.*                                   225      9,759
IDEC Pharmaceuticals Corp.*                   110     10,808
LifePoint Hospitals Inc.*                     390      4,607
Medarex Inc.*                                 695     25,889
MedImmune Inc.*                               158     26,208
Medquist Inc.*                                344      8,880
Millennium Pharmaceuticals*                   182     22,204

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                              SHARES       VALUE
------------------------------------------------------

Pharmacyclics Inc.*                    130   $   5,363
Shire Pharmaceuticals
  Group*                             1,291      37,600
Transkaryotic Therapies Inc.*           65       2,502
Triad Hospitals Inc.*                  270       4,084
Varian Inc.*                           695      15,638
Ventana Medical
  Systems Inc.*                        354       8,806
                                             ---------
                                               239,107
                                             ---------

INDUSTRIAL SERVICES -- 0.0%
------------------------------------------------------
Hanover Compressor Co.*                315      11,891
                                             ---------

PROCESS INDUSTRIES -- 0.7%
------------------------------------------------------
Alliant Techsystems Inc.*              120       7,478
Applied Power Inc.                     285      10,474
Aptargroup Inc.                        616      15,477
Cleco Corp.                            320      10,260
DII Group, Inc. *                      150      10,645
Idex Corp.                             335      10,176
Mettler Toledo
  International Inc.*                  476      18,177
Micrel, Inc. *                         315      17,935
Power One Inc.*                        150       6,872
Shaw Group Inc.*                       350       8,859
Symyx Technologies Inc.*               159       4,770
                                             ---------
                                               121,123
                                             ---------

RETAIL -- 0.4%
------------------------------------------------------
Cost Plus Inc.*                        500      17,813
Linens n Things Inc.*                  430      12,738
O' Reilly Automotive Inc.*             523      11,245
Zale Corp.*                            355      17,173
Zany Brainy Inc.                     1,525      15,631
                                             ---------
                                                74,600
                                             ---------

TECHNOLOGY SERVICES -- 1.7%
------------------------------------------------------
Alpha Industries Inc.*                  70       4,012
Bindview Development Corp.             205      10,186
Broadvision Inc.                       105      17,857
Concentric Network Corp.*              165       5,084
Covad Communications
  Group Inc.*                          192      10,740
Dallas Semiconductor Corp.             101       6,508
Digital Microwave Corp.*               465      10,898
Electronics For Imaging Inc.*          374      21,739
Emulex Corp.*                           75       8,438
Exactis Communications Inc.*           237       5,762
Exodus Communications Inc.             304      26,999
High Speed Access Corp.*               183       3,224
Legato Systems Inc.*                   320      22,020
Macromedia Inc.*                       400      29,250
Mercury Interactive Corp.*             356      38,426
MTT Technology Inc.*                   180       6,638
National Instruments Corp.*            665      25,436
Suntech Corp.*                         160       8,340
Voicestream Wireless Corp.*             88      12,524
Whittman Hart Inc.*                    288      15,444
                                             ---------
                                               289,525
                                             ---------

TRANSPORTATION -- 0.4%
------------------------------------------------------
C.H. Robinson Worldwide Inc.           435      17,291
CNF Transportation Inc.                405      13,973
Eagle U.S.A. Airfreight
  Inc.*                                702      30,274
                                             ---------
                                                61,538
                                             ---------
TOTAL COMMON STOCKS                          1,672,915
                                             ---------

SHORT-TERM OBLIGATIONS -- 0.5%
------------------------------------------------------
First Union National Bank
   4.95% due 1/03/00(+)                         89,237
                                             ---------
TOTAL SMALL CAP GROWTH
  (Identified Cost $1,224,305)               1,762,152
                                             ---------

SMALL  CAP  VALUE -- 10.2%
------------------------------------------------------
COMMON STOCKS -- 9.9%
------------------------------------------------------
COMMERICAL SERVICES-- 0.2%
------------------------------------------------------
Reynolds & Reynolds Co.              1,200      27,000
                                             ---------
CONSUMER DURABLE GOODS -- 0.2%
------------------------------------------------------
D.R. Horton Inc.                     1,600      22,100
Engle Homes Inc.                       600       7,200
Flexsteel Industries Inc.            1,000      13,375
                                             ---------
                                                42,675
                                             ---------
CONSUMER NON-DURABLES -- 0.9%
------------------------------------------------------
Dimon Inc.                           3,300      10,725
Standard Commercial
  Corp.                              5,618      20,013
Timberland Co.*                      1,100      58,162
Tropical Sportwear
  International Corp.*               1,500      24,187
Wolverine Worldwide Inc.             4,100      44,844
                                             ---------
                                               157,931
                                             ---------
CONSUMER SERVICES -- 0.2%
------------------------------------------------------
Aztar Corp.*                         2,400      26,100
                                             ---------
ELECTRONIC TECHNOLOGY -- 0.3%
------------------------------------------------------
Diebold Inc.                           200       4,700
ESCO Electronics Corp.*              2,000      23,250
Spacehab Inc.*                       4,800      25,800
                                             ---------
                                                53,750
                                             ---------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999



ISSUER                             SHARES         VALUE
-------------------------------------------------------
ENERGY/MINERALS -- 0.4%
-------------------------------------------------------
R & B Falcon Corp.*(++)             2,720     $  36,040
Nuevo Energy Co.*                   2,100        39,375
                                              ---------
                                                 75,415
                                              ---------
FINANCE -- 1.7%
-------------------------------------------------------
Acceptance Insurance Co.*             1,000       5,813
American National
  Insurance Co.                         600      38,250
Harleysville Group Inc.               2,600      37,050
MMI Companies Inc.                    1,500      12,938
Matrix Bancorp Inc.*                  1,100      13,200
PBOC Holdings Inc.*                   2,100      19,819
PMI Group Inc.                          300      14,643
Penn America Group Inc.               1,800      13,950
Presidential Life Corp.               3,400      62,475
Professional Groups Inc.*             2,200      51,563
Stancorp Financial
  Group Inc.                            800      20,150
                                              ---------
                                                289,851
                                              ---------

HEALTH TECHNOLOGY -- 0.2%
-------------------------------------------------------
West Pharmaceutical
  Services Inc.                       1,100      34,031
                                              ---------

INDUSTRIAL SERVICES -- 0.8%
-------------------------------------------------------
Atwood Oceanics Inc.*                 1,150      44,419
ENSCO International Inc.              1,500      34,312
Perini Corp.*                           500       1,937
Rowan Companies Inc.*                 1,800      39,038
Santa Fe International Corp.            800      20,700
                                              ---------
                                                140,406
                                              ---------

NON-ENERGY MINERALS -- 0.4%
-------------------------------------------------------
LTV Corp.                            10,700      44,137
Lone Star
  Technologies Inc.*                  1,000      27,875
                                              ---------
                                                 72,012
                                              ---------

PROCESS INDUSTRIES -- 0.6%
-------------------------------------------------------
Lancaster Colony Inc.                 1,200      39,750
RPM Inc.                              4,100      41,769
Tuscarora Inc.                        1,400      16,975
                                              ---------
                                                 98,494
                                              ---------

PRODUCER MANUFACTURING -- 2.5%
-------------------------------------------------------
Baldor Electronics Co.                1,500      27,188
Circor International Inc.               750       7,734
Commerical Intertech Corp.              400       5,100
Commonwealth
  Industries Inc.                     2,000      26,000
JLG Industries Inc.                   5,700      90,843
Kaydon Corp.                          1,200      32,175
Myers Industries Inc.                 2,610      41,108
Patrick Industries Inc.               1,000       9,250
Superior Industries
  International Inc.                  1,400      37,538
Teleflex  Inc.                        1,100      34,444
Timken Co.                            2,500      51,094
Tower Automotive Inc.                 2,400      37,050
Watts Industries Inc.*                1,400      20,650
                                              ---------
                                                420,174
                                              ---------

RETAIL TRADE -- 0.2%
-------------------------------------------------------
Schultz Sav-O Stores Inc.             1,450      18,488
Syms Corp.*                           2,500      12,500
                                              ---------
                                                 30,988
                                              ---------

TECHNOLOGY SERVICES -- 0.2%
-------------------------------------------------------
Ultrak Inc.                           3,900      30,225
                                              ---------

TRANSPORTATION -- 1.1%
-------------------------------------------------------
Air Express
  International Corp.                   800      25,850
Atlantic Coast Airlines
  Holdings*                           1,200      28,500
Fritz Companies Inc.*                 3,200      33,600
Kenan Transport Co.                     900      28,237
Midwest Express
  Holdings Inc.                       1,000      31,875
Motor Cargo
  Industries Inc.*                    1,500       6,938
Tidewater Inc.                          800      28,800
                                              ---------
                                                183,800
                                              ---------
TOTAL COMMON STOCKS                           1,682,852
                                              ---------

CONTINGENT RIGHTS -- 0.0%
-------------------------------------------------------
Skyepharma PLC                        2,100           0
                                              ---------

SHORT-TERM OBLIGATIONS -- 0.3%
-------------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                           51,767
                                              ---------
TOTAL SMALL CAP VALUE
  (Identified Cost $1,909,344)                1,734,619
                                              ---------

INTERNATIONAL  EQUITY -- 11.3%
-------------------------------------------------------
COMMON STOCKS -- 11.0%
-------------------------------------------------------
AUSTRIA -- 0.1%
-------------------------------------------------------
Boehler-Uddeholm                        232      10,704
                                              ---------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                               SHARES      VALUE
------------------------------------------------------
AUSTRALIA -- 0.3%
------------------------------------------------------
Australia & New
  Zealand Banking Group               3,373   $ 24,537
Quantas Airways                       9,811     24,476
                                              --------
                                                49,013
                                              --------

CANADA -- 0.3%
------------------------------------------------------
Manulife Financial Corp.              2,192     28,017
Noranda Inc.                          1,400     18,815
                                              --------
                                                46,832
                                              --------

FINLAND -- 0.2%
------------------------------------------------------
UPM Kymmene Oy                          785     31,631
                                              --------

FRANCE -- 1.0%
------------------------------------------------------
BIC                                     459     20,890
Banque Nationale de Paris               515     47,520
Lafarge Coppee                          154     17,933
Pernod-Ricard                           430     24,605
Total Fina                              391     52,188
                                              --------
                                               163,136
                                              --------

GERMANY -- 1.0%
------------------------------------------------------
Aventis AG                              664     38,528
Buderus AG                            1,040     17,600
Commerzbank AG                          520     19,093
Draegerwerk AG                        1,295     11,414
Dyckerhoff AG                           675     20,671
SGL Carbon AG*                          266     17,685
Veba AG                                 617     29,989
Vossloh AG                              690     10,356
                                              --------
                                               165,336
                                              --------

GREAT BRITAIN -- 2.7%
------------------------------------------------------
Allied Domecq                         2,935     14,507
Allied Zurich                         1,603     18,902
BAA                                   3,240     22,609
BAT Industries                        3,363     19,013
British Telecom                       1,039     25,174
CGU                                   1,270     20,494
Coats Viyella                         9,992      6,617
Cookson Group                         9,165     37,011
Elementis                            10,814     14,149
Hanson                                2,769     23,213
Invensys                              4,375     23,131
Lex Service                           1,740     10,455
Lloyds TSB Group                      1,655     20,559
Medeva                                5,900     16,583
National Westminister Bank            1,210     25,995
Reckitt & Benckisen                   2,530     23,948
Reed International                    2,830     21,257
Safeway                               4,260     14,777
TI Group                              4,050     29,374
Tomkins                               8,612     28,100
Unilever                              2,120     15,581
United News & Media plc               2,400     30,258
Williams                              5,579     25,413
                                              --------
                                               487,120
                                              --------

HONG KONG -- 0.3%
------------------------------------------------------
Hang Lung
  Development Co.                    15,000     16,981
New World
  Development Co.                     8,000     18,010
South China Morning Post             28,000     24,133
                                              --------
                                                59,124
                                              --------

IRELAND -- 0.4%
------------------------------------------------------
Allied Irish Banks                    2,672     30,469
Greencore Group                       5,860     18,005
Jefferson Smurfit Group               8,685     26,246
                                              --------
                                                74,720
                                              --------

ITALY -- 0.4%
------------------------------------------------------
Eni SPA                               4,420     24,311
Telecom Italia SPA                    3,600     50,770
                                              --------
                                                75,081
                                              --------

JAPAN -- 0.8%
------------------------------------------------------
Canon Inc.                            1,000     39,738
Nintendo Co.                            300     49,858
Promise Co.                             400     20,358
Sanyo Shinpan Financial                 600     20,554
Yodogawa Steel Works                  4,000     12,058
                                              --------
                                               142,566
                                              --------

NETHERLANDS -- 1.0%
------------------------------------------------------
ABN Amro Holdings NV                    695     17,362
Akzo Nobel NV                           609     30,551
Buhrmann NV                           1,510     22,740
Ing  Groep NV                           447     26,990
Koninklijke NV PTT                      260     25,379
Philips Electronics NV                  300     40,798
                                              --------
                                               163,820
                                              --------

NEW ZEALAND -- 0.4%
------------------------------------------------------
Fletcher Challenge                   11,158     16,441
Telecom Corp.                         9,433     44,359
                                              --------
                                                60,800
                                              --------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                    SHARES/
                                   PRINCIPAL
ISSUER                               AMOUNT      VALUE
--------------------------------------------------------
NORWAY -- 0.1%
--------------------------------------------------------
Kvaerner ASA                            596   $   12,579
                                              ----------

PORTUGAL -- 0.2%
--------------------------------------------------------
Portugal
  Telecommunications                  3,590       39,382
                                              ----------

SINGAPORE -- 0.3%
--------------------------------------------------------
Creative Technology Ltd.*             2,183       37,930
Jardine Matheson                      2,900       11,426
                                              ----------
                                                  49,356
                                              ----------

SPAIN -- 0.3%
--------------------------------------------------------
Telefonica SA*                        1,715       42,845
                                              ----------

SWEDEN -- 0.3%
--------------------------------------------------------
Electrolux AB                         1,000       25,150
Getinge Industrier                    1,668       18,819
                                              ----------
                                                  43,969
                                              ----------

SWITZERLAND -- 0.9%
--------------------------------------------------------
Forbo Holdings AG                        43       20,254
Geberit                                 109       37,308
Novartis AG                              23       33,771
Saurer AG                                36       17,386
Sig Holding                              31       18,495
Sulzer AG                                29       18,850
                                              ----------
                                                 146,064
                                              ----------
TOTAL COMMON STOCKS                            1,864,078
                                              ----------

SHORT-TERM OBLIGATIONS -- 0.3%
--------------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                            54,120
                                              ----------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost $1,771,720)                 1,918,198
                                              ----------

DOMESTIC FIXED INCOME -- 29.3%
--------------------------------------------------------
FIXED INCOME -- 22.6%
--------------------------------------------------------
ASSET BACKED -- 2.0%
--------------------------------------------------------
Commercial Mortgage
  Acceptance Corp.
  5.80% due 3/15/06              $   22,545       21,420
GMAC Commercial
  Mortgage Securities Inc.
  6.42% due 8/15/08                  50,000       46,739
J.P. Morgan Commercial
  Mortgage Finance Corp.
  6.373% due 1/15/30                 24,262       23,734
Morgan Stanley Capital Inc.
  6.44% due 11/15/02                 91,052       89,962
Peco Energy Transportation
  Trust 6.05% due 3/1/09             50,000       46,906
Sears Credit Account
  Master Trust
  5.25% due 10/16/08                 65,000       60,916
Structured Asset
  Securities Corp.
  6.79% due 10/15/34                 47,458       47,070
                                                --------
                                                 336,747
                                                --------

CORPORATE BONDS -- 6.9%
--------------------------------------------------------
Ahold Finance U.S.A. Inc.
  6.875% due 5/01/29                 50,000       43,197
American Financial
  Group Inc.
  7.125% due 4/15/09                 50,000       44,785
Associates Corp.
  of North America
  6.95% due 11/01/18                 45,000       41,541
BB & T Corp.
  6.375% due 6/30/05                 95,000       88,507
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08                  50,000       45,372
Conseco Inc.
  6.40% due 6/15/01                  45,000       43,635
Dayton Hudson Corp.
  6.65% due 8/01/28                  50,000       43,330
Delta Air Lines Inc.
  8.30% due 12/15/29                 45,000       43,305
Donaldson, Lufkin &
  Jenrette 5.875%
  due 4/01/02                        45,000       43,681
Dynergy Inc.
  7.45% due 7/15/06                  40,000       39,131
E.I. duPont de
  Nemours & Co.
  6.875% due 10/15/09                25,000       24,214
Equitable Life Assurance
  6.95% due 12/01/05                 60,000       58,179
Ford Motor Co.
  7.375% due 10/28/09                45,000       44,426
Great Lakes
  Chemical Corp.
  7.00% due 7/15/09                  50,000       47,701
Household Financial
  Corp. 6.50%
  due 11/15/08                       70,000       64,828
Knight Ridder Inc.
  6.875% due 3/15/29                 45,000       39,465

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                      PRINCIPAL
ISSUER                                  AMOUNT        VALUE
-----------------------------------------------------------
MCI Communications Corp.
  6.50% due 4/15/10                 $   60,000   $   55,871
Mattel Inc.
  6.00% due 7/15/03                     45,000       42,451
Merita Bank plc
  6.50% due 4/1/09                      50,000       45,649
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08                     55,000       51,180
Osprey Trust Osprey Inc.
  8.31% due 1/15/03                     45,000       44,682
Popular North
  America Inc.
  6.875% due 6/15/01                    50,000       49,675
Saks Inc.
  8.25% due 11/15/08                    45,000       43,781
TPSA Finance BV
  7.75% due 12/10/08                    50,000       46,288
Westvaco Corp.
  7.10% due 11/15/09                    45,000       43,135
                                                 ----------
                                                  1,178,009
                                                 ----------

MORTGAGE BACKED -- 7.9%
-----------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% (TBA)                           35,000       32,058
  6.25% due 6/15/24                     50,000       47,405
Federal National
  Mortgage Association
  6.50% (TBA)                          100,000       94,218
  7.349% due 8/17/21                    50,000       48,847
  6.50% due 4/01/29                    121,357      114,340
  7.50% due 7/01/29                    500,000      494,688
GE Capital Mortgage
  Services Inc.
  5.905% due 10/25/13                  150,000      147,555
Government National
  Mortgage Association
  6.50% (TBA)                           70,000       65,733
  7.00% (TBA)                          270,000      260,888
  7.00% due 2/15/24                     50,737       49,310
                                                 ----------
                                                  1,355,042
                                                 ----------

U. S. TREASURY OBLIGATIONS-- 4.1%
-----------------------------------------------------------
United States Treasury Bonds
  3.625% due 4/15/28                    62,910       56,186
  6.125% due 8/15/29                   150,000      142,992
                                                 ----------
                                                    199,178
                                                 ----------
United States Treasury Notes
  5.625% due 4/30/00                    30,000       29,986
  5.875% due 11/15/04                  185,000      181,387
  5.625% due 4/15/08                   125,000      117,578
  3.875% due 1/15/09                    82,052       79,283
  6.00% due 8/15/09                    100,000       96,875
                                                 ----------
                                                    505,109
                                                 ----------
YANKEE BONDS -- 1.7%
-----------------------------------------------------------
Corporacion Andina De Fomento
  7.75% due 3/1/04                      50,000       50,000
DaimlerChrysler of North America
  7.20% due 9/1/09                      45,000       44,201
Imperial Tobacco Overseas B.V
  7.125% due 4/1/09                     50,000       44,946
Korea Development Bank
  7.125% due 4/22/04                    50,000       48,744
Quebec Province of Canada
  7.50% due 9/15/29                     45,000       43,622
YPF Sociedad Anonima
  7.25% due 3/15/03                     55,000       53,399
                                                 ----------
                                                    284,912
                                                 ----------
TOTAL FIXED INCOME                                3,858,997
                                                 ----------
SHORT-TERM OBLIGATIONS -- 6.7%
-----------------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                            1,144,375
                                                 ----------
TOTAL DOMESTIC
  FIXED INCOME
  (Identified Cost $5,168,807)                    5,003,372
                                                 ----------
INTERNATIONAL  BOND -- 11.2%
-----------------------------------------------------------
FIXED INCOME -- 11.1%
-----------------------------------------------------------
BELGIUM -- 0.2%
-----------------------------------------------------------
Kingdom of Belgium
  5.50% due 3/28/28     EURO          40,000         36,845
                                                 ----------
CANADA -- 1.0%
-----------------------------------------------------------
Government of Canada
  1.90% due 3/23/09     JPY       17,000,000        170,383
                                                 ----------
DENMARK -- 0.1%
-----------------------------------------------------------
Nykredit
  5.00% due 10/01/29    DKK         120,000          14,137
Unikredit Realkred
  5.00% due 10/01/29    DKK         109,000          12,802
                                                 ----------
                                                     26,939
                                                 ----------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                              PRINCIPAL
ISSUER                          CURRENCY        AMOUNT      VALUE
--------------------------------------------------------------------

FRANCE -- 0.3%
--------------------------------------------------------------------
Government of France
  5.50% due 4/25/29               EURO          30,000   $    28,288
  3.00% due 7/25/09               EURO          16,928        16,239
                                                         -----------
                                                              44,527
                                                         -----------
GERMANY -- 0.5%
--------------------------------------------------------------------
Republic of Germany
  5.375% due 1/04/10              EURO          40,000        40,394
  5.625% due 1/04/28              EURO          40,451        38,813
                                                         -----------
                                                              79,207
                                                         -----------

GREAT BRITAIN -- 1.2%
--------------------------------------------------------------------
United Kingdom
  Treasury
  7.00% due 11/06/01              GBP           66,000       107,569
Toyota Motor Credit Corp.
  6.25% due 8/04/03               GBP           60,000        94,272
                                                         -----------
                                                             201,841
                                                         -----------

GREECE -- 1.2%
--------------------------------------------------------------------
Republic of Greece
  7.60% due 1/22/02               GRD       16,000,000        49,509
  8.90% due 4/01/03               GRD       11,000,000        35,850
  12.80% due 6/17/03              GRD        1,600,000         5,012
  10.24% due 10/23/03             GRD        5,200,000        16,376
  6.60% due 1/15/04               GRD       32,000,000        98,118
                                                         -----------
                                                             204,865
                                                         -----------

JAPAN -- 2.2%
--------------------------------------------------------------------
International Bank
  Reconciliation and Develoment
  4.75% due 12/20/04              JPY       10,700,000   $   124,364
Nippon Tel and Tel CP
  2.50% due 7/25/07               JPY        9,000,000        93,404
Japan Government Bond
  4.10% due 6/21/04               JPY       10,100,000       112,893
  4.50% due 12/20/04              JPY        4,500,000        51,618
                                                         -----------
                                                             382,279
                                                         -----------

NETHERLANDS -- 0.6%
--------------------------------------------------------------------
Kingdom of Netherlands
  6.00% due 1/15/06               EURO         100,000       105,318
                                                         -----------

SPAIN -- 1.1%
--------------------------------------------------------------------
Government of Spain
  6.00% due 1/31/08               EURO          92,992        96,864
  6.15% due 1/31/13               EURO          91,000        94,364
                                                         -----------
                                                             191,228
                                                         -----------

UNITED STATES -- 2.7%
--------------------------------------------------------------------
Bank of Nederlandse Gemeenten
  6.00% due 5/12/00               EURO          50,000        49,905
  6.125% due 2/07/00              EURO          60,000        60,003
European Investment Bank
  6.50% due 2/03/00               EURO         100,000       100,039
H. J. Heinz & Co.
  7.50% due 4/26/00                             90,000        90,248
Student Loan
  Marketing Association
  5.304% due 10/25/04             FRN            3,340         3,329
  5.394% due 4/25/06              FRN           30,842        30,605
United States Treasury Notes
  3.625% due 7/15/02                       $    94,515        93,570
  4.75% due 11/15/08                       $    30,000        26,461
                                                         -----------
                                                             454,160
                                                         -----------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                           PRINCIPAL
ISSUER                                      AMOUNT        VALUE
-----------------------------------------------------------------
TOTAL FIXED INCOME                                     $1,897,592
                                                       ----------

SHORT-TERM OBLIGATIONS -- 0.1%
-----------------------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                                      7,768
                                                       ----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $1,942,803)                          1,905,360
                                                       ----------

HIGH YIELD BOND -- 14.8%
-----------------------------------------------------------------
FIXED INCOME -- 13.8%
-----------------------------------------------------------------
DOMESTIC CORPORATIONS -- 13.5%
-----------------------------------------------------------------
AEROSPACE -- 0.3%
-----------------------------------------------------------------
Sequa Corp.
  9.00% due 8/01/09                       $   50,000       48,375
                                                       ----------

AUTOMOTIVE -- 1.1%
-----------------------------------------------------------------
American Axle &
  Manufacturing Inc.
  9.75% due 3/01/09+(#)                       50,000       50,500
J.H. Heafner Inc.
  10.00% due 5/15/08                          50,000       45,250
J.L. French Automotive
  Castings
  11.50% due 6/01/09(#)                       50,000       51,000
Lear Corp.
  8.11% due 5/15/09(#)                        50,000       46,978
                                                       ----------
                                                          193,728
                                                       ----------

CABLE & OTHER MEDIA -- 1.4%
-----------------------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13(#)                       50,000       52,750
Charter Communications Holdings
  8.625% due 4/01/09(#)                       50,000       46,187
  Zero Coupon
  due 4/01/11(#)                              75,000       45,938
Frontiervision Holdings LP
  Zero Coupon
  due 9/15/07                                 55,000       48,950
NTL Inc.
  Zero Coupon
  due 10/01/08(#)                             75,000       52,500
                                                       ----------
                                                          246,325
                                                       ----------

CAPITAL GOODS/BUILDING PRODUCTS -- 0.5%
-----------------------------------------------------------------
Jordan Industries Inc.
  10.375% due 8/01/07(#)                      50,000       50,000
Packard Bioscience Inc.
  9.375% due 3/01/07(#)                       50,000       42,875
                                                       ----------
                                                           92,875
                                                       ----------

CHEMICALS -- 0.2%
-----------------------------------------------------------------
Lyondell Chemical Co.
  9.875% due 5/01/07                         40,000        41,000
                                                       ----------

CONSUMER PRODUCTS/TOBACCO -- 1.0%
-----------------------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07                         50,000       47,250
Home Interiors Gifts Inc.
  10.125% due 6/01/08                         50,000       42,750
Mail Well Corp.
  8.75% due 12/15/08(#)                       50,000       47,500
Revlon Consumer Products Corp.
  8.625% due 2/01/08                          50,000       24,500
                                                       ----------
                                                          162,000
                                                       ----------

ENERGY -- 1.1%
-----------------------------------------------------------------
Belco Oil & Gas Co.
  8.875% due 9/15/07                          50,000       46,875
Bellwether Exploration Co.
  10.875% due 4/01/07                         50,000       45,875
Lomak Petroleum Inc.
  8.75% due 1/15/07                           40,000       36,800
Western Gas Resources
  10.00% due 6/15/09(#)                       50,000       51,250
                                                       ----------
                                                          180,800
                                                       ----------

FINANCIAL -- 0.2%
-----------------------------------------------------------------
Contifinancial Corp.
  8.375% due 8/15/03(#)                       50,000        4,500
Williams Scotsman Inc.
  9.875% due 6/01/07                          30,000       29,025
                                                       ----------
                                                           33,525
                                                       ----------

FOOD/BEVERAGE/BOTTLING -- 0.3%
-----------------------------------------------------------------
B & G Foods Incications Corp.
  9.625% due 8/01/07                          50,000       44,375
                                                       ----------

GAMING -- 0.9%
-----------------------------------------------------------------
Circus Circus Enterprises Inc.
  9.25% due 12/01/05                          50,000       50,625
Majestic Star Casino LLC
  10.875% due 7/01/06(#)                      50,000       48,250

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                        PRINCIPAL
ISSUER                                    AMOUNT        VALUE
----------------------------------------------------------------

Sun International Ltd.
  9.00% due 3/15/07                   $    50,000    $    48,250
                                                     -----------
                                                         147,125
                                                     -----------

HEALTHCARE -- 0.2%
----------------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06                       50,000         43,250
                                                     -----------

HOUSING RELATED -- 0.3%
----------------------------------------------------------------
CB Richards Ellis Services Inc.
  8.875% due 6/01/06                       50,000         44,375
                                                     -----------

LODGING LEISURE -- 0.3%
----------------------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08                       50,000         44,500
                                                     -----------

METALS/MINING/STEEL -- 0.4%
----------------------------------------------------------------
LTV Corp.
  11.75% due 11/15/09(#)                   25,000         26,000
PCI Chemicals CDA Inc.
  9.25% due 10/15/07                       50,000         38,375
                                                     -----------
                                                          64,375
                                                     -----------

PAPER/FOREST PRODUCTS -- 0.3%
----------------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                       50,000         51,687
                                                     -----------

PUBLISHING/PRINTING -- 0.3%
----------------------------------------------------------------
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07                        50,000         49,250
                                                     -----------

RETAIL -- 0.7%
----------------------------------------------------------------
Advance Stores Inc.
  10.25% due 4/15/08                       50,000         43,500
Cole National Group Inc.
  8.625% due 8/15/07                       50,000         35,875
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08                       50,000         46,250
                                                     -----------
                                                         125,625
                                                     -----------

SERVICES/OTHER -- 2.0%
----------------------------------------------------------------
Blount Inc.
  13.00% due 8/01/09                       50,000         52,750
Gentek Inc.
  11.00% due 8/01/09                       50,000         52,000
Integrated Electrical Service
  9.375% due 2/01/09                       50,000         49,063
Iron Mountain Inc.
  10.125% due 10/01/06                     50,000         51,000
Pierce Leahy Command Co.
  8.125% due 5/15/08                       50,000         45,750
Polymer Group Inc.
  8.75% due 3/01/08(#)                     50,000         48,000
Safety Kleen Services Inc.
  9.25% due 6/01/08                        50,000         49,375
                                                     -----------
                                                         347,938
                                                     -----------

TELECOMMUNICATIONS -- 1.8%
----------------------------------------------------------------
Energis PLC
  9.75% due 6/15/09(#)                     50,000         51,750
Intermedia Communications Inc.
  9.50% due 3/01/09(#)                     50,000         48,000
Nextel Communications Inc.
  Zero Coupon
  due 2/15/08(#)                           70,000         49,175
Orange PLC
  9.00% due 6/01/09(#)                     50,000         52,500
Price Communications
  Wireless Inc.
  9.125% due 12/15/06(#)                   50,000         50,625
Rogers Cantel
  9.375% due 6/01/08                       50,000         52,000
                                                     -----------
                                                         304,050
                                                     -----------

TRANSPORTATION -- 0.2%
----------------------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06(#)                     50,000         32,875
                                                     -----------

MORTGAGE OBLIGATIONS -- 0.3%
----------------------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS -- 0.3%
----------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                      50,000         43,356
                                                     -----------
TOTAL FIXED INCOME                                     2,341,409
                                                     -----------

SHORT-TERM OBLIGATIONS -- 1.0%
----------------------------------------------------------------
First Union National Bank
  4.95% due 1/03/00(+)                                   171,987
                                                     -----------
TOTAL HIGH YIELD BOND
  (Identified Cost $2,677,136)                         2,513,396
                                                     -----------
TOTAL INVESTMENTS
  (Identified
  Cost $17,541,724)                         105.8%    18,029,206
                                                     -----------

CITISELECT VIP FOLIO 300 BALANCED

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                    PRINCIPAL
                                      AMOUNT        VALUE
------------------------------------------------------------
OTHER ASSETS,
  LESS LIABILITIES                    (5.8)       $ (987,821)
                                     -----        ----------
NET ASSETS                           100.0%       17,041,385
                                     =====        ==========

  *    Non income producing

 (#) Rule 144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933.

 (+)   The  Portfolio  owns in aggregate a repurchase
       agreement   with  First  Union  National  Bank
       4.95%,   due  1/03/00  valued  at  $1,566,999,
       proceeds     at      maturity      $1,567,646,
       collateralized by $1,680,000 Federal Home Loan
       Mortgage Association 5.19% due 10/20/03 with a value of $1,601,404, portions of which are separately listed by each asset class.

(++)   The Portfolio  owns in aggregate  1,130 shares
       of General  Electric  Co.  valued at $174,868,
       1,250  shares  of  Bristol-Myers   Squibb  Co.
       valued at $80,234,  2,040 shares of AT&T Corp.
       valued  at  $103,530,   1,505  shares  of  SBC
       Communications, Inc. valued at $73,369, and 5,240 shares of R&B Falcon Corp. valued at $69,430, portions of which are separately listed by each asset class.

TBA's  Mortgage-backed    securities   traded   under
       delayed delivery commitments.

ADR's  American Depository receipts.


See notes to financial statements


FOREIGN CURRENCY LEGEND
--------------------------------------
SYMBOL                 COUNTRY
--------------------------------------
EURO                   Belgium
DKK                    Denmark
EURO                   France
EURO                   Germany
GBP                    Great Britain
GRD                    Greece
JPY                    Japan
EURO                   Netherlands
EURO                   Spain


FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1999 ARE AS FOLLOWS:

                                                                                    UNREALIZED
                                              MARKET  AGGREGATE   DELIVERY DATE    APPRECIATION
CURRENCY                   COUNTRY            VALUE   FACE VALUE  OF CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------------------------------------
Australian Dollar (Buy)..   Australia       $ 57,430   $ 55,600   February-00       $  1,830
Drachma (Buy)  ..........   Greece            50,548     50,707   February-00           (159)
Drachma (Sell)  .........   Greece           174,113    174,521   February-00            408
Euro (Buy) ..............   Europe           263,505    266,073   February-00         (2,568)
Euro (Sell) .............   Europe           653,612    655,645   February-00          2,033
Krone (Sell) ............   Denmark           26,217     26,259   February-00             42
Krona (Buy) .............   Sweden            52,226     52,046   February-00            180
Krona (Sell) ............   Sweden            53,464     53,175   February-00           (289)
Pound (Sell)  ...........   Great Britain    203,028    200,941   February-00         (2,087)
Yen (Buy)  ..............   Japan              2,502      2,484   February-00             18
Yen (Sell)  .............   Japan            492,226    493,070   February-00            844
                                                                                    --------
                                                                                    $    252
                                                                                    ========

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS                                       December 31, 1999


ISSUER                               SHARES      VALUE
-------------------------------------------------------

LARGE CAP GROWTH -- 11.0%
-------------------------------------------------------
COMMON STOCKS -- 10.4%
-------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 0.3%
-------------------------------------------------------
Danaher Corp.                           121   $   5,838
General Dynamics Corp.                   45       2,374
Tyco International Ltd.                 474      18,427
                                              ---------
                                                 26,639
                                              ---------

COMMERCIAL SERVICES -- 0.1%
-------------------------------------------------------
Interpublic Group
  Companies Inc.                        234      13,499
                                              ---------

COMMUNICATION SERVICES -- 1.0%
-------------------------------------------------------
AT&T Corp.(++)                          500      25,375
Bell Atlantic Corp.                     375      23,086
Bellsouth Corp.                         305      14,278
GTE Corp.                               208      14,677
SBC Communications Inc.(++)             440      21,450
                                              ---------
                                                 98,866
                                              ---------

CONGLOMERATES -- 0.8%
-------------------------------------------------------
General Electric Co.(++)                509      78,768
                                              ---------

CONSUMER DURABLES -- 0.0%
-------------------------------------------------------
Harley Davidson Inc.                     40       2,562
                                              ---------

CONSUMER NON-DURABLES -- 0.6%
-------------------------------------------------------
Cola Cola Co.                           405      23,591
Procter & Gamble Co.                    301      32,978
                                              ---------
                                                 56,569
                                              ---------
CONSUMER SERVICES -- 0.1%
-------------------------------------------------------
Carnival Corp.                          205       9,801
                                              ---------
FINANCE -- 0.7%
-------------------------------------------------------
American Express Co.                    115      19,119
Bank of New York Inc.                   124       4,960
Charles Schwab Corp.                    105       4,029
Federal Home Loan Mortgage Corp.        135       6,353
Federal National
  Mortgage Association                  200      12,488
MBNA Corp.                              495      13,489
Northern Trust Corp.                    100       5,300
                                              ---------
                                                 65,738
                                              ---------

HEALTHCARE -- 1.6%
-------------------------------------------------------
Bristol-Myers Squibb Co.(++)            420      26,959
Eli Lilly & Co.                         112       7,448
Johnson & Johnson                       323      30,079
Medtronic Inc.                          205       7,470
Merck & Co.                             370      24,813
Pfizer Inc.                             630      20,436
Schering-Plough Corp.                   468      19,744
Warner Lambert Co.                      250      20,484
                                              ---------
                                                157,433
                                              ---------

RETAIL --1.0%
-------------------------------------------------------
Bed Bath & Beyond Inc.*                 123       4,274
Home Depot Inc.                         404      27,665
Kohls Corp.*                             66       4,764
Lowes Cos. Inc.                          75       4,481
Wal Mart Stores Inc.                    716      49,494
Walgreen Co.                            170       4,973
                                              ---------
                                                 95,651
                                              ---------

TECHNOLOGY -- 4.2%
-------------------------------------------------------
Altera Corp.*                            40       1,982
America Online Inc.*                    235      17,728
Amgen Inc.*                             170      10,211
BMC Software Inc.*                       35       2,798
Cisco Systems Inc.*                     533      57,098
Dell Computer Corp.*                    415      21,165
EMC Corp.*                              147      16,060
Intel Corp.                             531      43,708
International Business Machines         325      35,100
Lexmark International Group Inc.*       113      10,227
Linear Technologies Corp.                35       2,505
Lucent Technologies Inc.                487      36,434
Maxim Integrated Products Inc.*          60       2,831
Microchip Technology Inc.                35       2,395
Microsoft Corp.*                        826      96,435
Oracle Corp.*                           230      25,774
Peoplesoft Inc.*                        115       2,451
Sun Microsystems Inc.*                  259      20,056
Tellabs Inc.*                            70       4,493
                                              ---------
                                                409,451
                                              ---------
TOTAL COMMON STOCKS                           1,014,977
                                              ---------

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                               SHARES       VALUE
--------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.6%
--------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                        $   60,617
                                              ----------
TOTAL LARGE CAP GROWTH
  (Identified Cost $864,330)                   1,075,594
                                              ----------

LARGE CAP VALUE -- 13.0%
--------------------------------------------------------
COMMON STOCKS -- 12.2%
--------------------------------------------------------
BASIC INDUSTRIES-- 1.4%
--------------------------------------------------------
Alcoa Inc.                              425       35,275
Dow Chemicals Co.                       150       20,044
E. I. du Pont de Nemours & Co.          315       20,751
International Paper Co.                 525       29,630
Kimberly Clark Corp.                    470       30,668
                                              ----------
                                                 136,368
                                              ----------

CAPITAL GOODS -- 1.0%
--------------------------------------------------------
Emerson Electric Co.                    650       37,294
Honeywell International Inc.            495       28,555
Pitney Bowes Inc.                       730       35,268
                                              ----------
                                                 101,117
                                              ----------

COMMUNICATION SERVICES -- 1.5%
--------------------------------------------------------
AT&T Corp.(++)                          925       46,944
GTE Corp.                               525       37,045
SBC Communications Inc.(++)             688       33,540
Sprint Corp.                            425       28,608
                                              ----------
                                                 146,137
                                              ----------

CONGLOMERATES -- 0.3%
--------------------------------------------------------
General Electric Co.(++)                200       30,950
                                              ----------

CONSUMER CYCLICALS -- 0.7%
--------------------------------------------------------
General Motors Corp.                    200       14,537
Masco Corp.                             900       22,837
McGraw Hill Companies Inc.              500       30,812
                                              ----------
                                                  68,186
                                              ----------

CONSUMER STAPLES -- 0.5%
--------------------------------------------------------
Avon Products Inc.                      200        6,600
H.J. Heinz & Co.                        225        8,958
PepsiCo Inc.                            840       29,610
                                              ----------
                                                  45,168
                                              ----------

ENERGY -- 1.5%
--------------------------------------------------------
BP Amoco plc, ADR's                     425       25,208
Chevron Corp.                           320       27,720
Conoco Inc. Cl. A                     1,260       31,185
Exxon Mobil Corp.                       600       48,338
Halliburton Co.                         440       17,710
                                              ----------
                                                 150,161
                                              ----------

FINANCE -- 2.5%
--------------------------------------------------------
Bank of America Corp.                   635       31,869
Chase Manhattan Corp.                   520       40,397
Chubb Corp.                             475       26,748
Hartford Financial
  Services Group                        655       31,031
Marsh & McLennan
  Companies Inc.                        475       45,451
Mellon Bank Corp.                     1,040       35,425
Merrill Lynch & Co. Inc.                150       12,525
UnumProvident Corp.                     680       21,803
                                              ----------
                                                 245,249
                                              ----------

HEALTHCARE -- 0.9%
--------------------------------------------------------
American Home Products Corp.            750       29,578
Bristol-Myers Squibb Co.(++)            450       28,884
Pharmacia & Upjohn Inc.                 525       23,625
                                              ----------
                                                  82,087
                                              ----------

TECHNOLOGY -- 0.2%
--------------------------------------------------------
Xerox Corp.                             675       15,314
                                              ----------

TRANSPORTATION -- 0.1%
--------------------------------------------------------
Union Pacific Corp.                     325       14,178
                                              ----------

UTILITIES -- 1.6%
--------------------------------------------------------
Duke Energy Co.                         804       40,301
Enron Corp.                           1,185       52,584
Unicom Corp.                            740       24,790
Williams Companies Inc.               1,300       39,731
                                              ----------
                                                 157,406
                                              ----------
TOTAL COMMON STOCKS                            1,192,321
--------------------------------------------------------

SHORT-TERM OBLIGATION -- 0.8%
--------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                            79,606
                                              ----------
TOTAL LARGE CAP VALUE
  (Identified Cost $1,261,935)                 1,271,927

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (Continued)                          December 31, 1999


ISSUER                                 SHARES      VALUE
--------------------------------------------------------

SMALL CAP GROWTH -- 13.1%
--------------------------------------------------------
COMMON STOCKS -- 12.3%
--------------------------------------------------------
COMMERCIAL SERVICES -- 1.2%
--------------------------------------------------------
Catalina Marketing Corp.*                 240   $ 27,780
Checkfree Holdings Corp.*                 216     22,572
Cylink Corp.*                             330      4,455
Harmonic Inc.*                             55      5,222
Lamar Advertising Co.*                    324     19,622
Next Level Communications Inc.*            20      1,497
Profit Recovery Group
  International Inc.*                     360      9,563
QRS Corp.*                                 88      9,240
Research in Motion Ltd.*                  265     12,240
Verticalnet Inc.*                          45      7,380
                                                --------
                                                 119,571
                                                --------

CONSUMER DURABLE -- 0.2%
--------------------------------------------------------
Ethan Allen Interiors Inc.                191      6,124
Gentex Corp.*                             200      5,550
Saucony Inc.*                             356      4,940
                                                --------
                                                  16,614
                                                --------

CONSUMER NON-DURABLE -- 0.1%
--------------------------------------------------------
Beringer Wine Estates Holdings*           143      5,702
                                                --------

CONSUMER SERVICES -- 1.4%
--------------------------------------------------------
Activision Inc.*                          515      7,886
Emmis Communications Corp.*                80      9,971
Hispanic Broadcasting Corp.*              195     17,983
Houghton Mifflin Co.                      144      6,075
Mail.com Inc.*                            170      3,187
SFX Entertainment Inc.*                   352     12,738
Scholastic Corp.*                          95      5,908
Source Information Management Co.*        794     13,299
Spanish Broadcasting System Inc.*         199      8,010
Sportsline USA Inc.*                      125      6,266
Ticketmaster Online Citysearch*            95      3,652
Westwood One Inc.*                        333     25,308
Young Broadcasting Inc.*                  235     11,985
                                                --------
                                                 132,268
                                                --------

ELECTRONICS/TECHNICAL
SERVICES -- 2.1%
--------------------------------------------------------
Amkor Technology Inc.*                    245      6,921
Anadigics Inc.*                            90      4,247
Ancor Communications Inc.*                 55      3,733
C Cube Microsystems Inc.*                 265     16,496
CTS Corp.*                                 90      6,784
Crossroads Systems Inc.*                    5        422
Cypress Semiconductor Corp.*              225      7,284
Finistar Corp.*                            37      3,325
Macrovision Corp.*                         70      5,180
Methode Eletronics Inc.                   200      6,425
Microchip Technology Inc.*                 85      5,817
Microstrategy Inc.*                        55     11,550
National Information Inc.*                 77      2,464
Network Appliance Inc.*                   154     12,792
Novellus Systems Inc.*                    180     22,056
Pinnacle Holdings Inc.*                   454     19,238
Powertel Inc.*                            100     10,037
Powerwave Technologies Inc.*              129      7,530
Remec Inc.*                               355      9,052
Remedy Corp.*                             100      4,737
Sandisk Corp.*                             80      7,700
Sawtek Inc.*                              105      6,989
Voicestream Wireless Corp.*                62      8,823
Western Wireless Corp.*                   307     20,492
                                                --------
                                                 210,094
                                                --------

ENERGY/MINERALS -- 0.6%
--------------------------------------------------------
Cal Dive International Inc.*              245      8,116
Coflexip                                  235      8,930
Petroleum Geological Services*            486      8,657
Precision Drilling Corp.*                 385      9,890
R&B Falcon Corp.*(++)                   1,830     24,248
                                                --------
                                                  59,841
                                                --------

FINANCE -- 0.7%
--------------------------------------------------------
Bisys Group Inc.*                         205     13,376
Chittenden Corp.                          404     11,968
Chubb Corp.                                 1         56
Cullen Frost Bankers Inc.                 503     12,952
E.W. Blanch Holdings Inc.                  60      3,675
Peoples Heritage
  Financial Group                         694     10,453
SEI Investments Co.                         3        357
Telebanc Financial Corp.*                 185      4,810
U.S. Trust Corp.                          192     15,396
                                                --------
                                                  73,043
                                                --------

HEALTH SERVICES/TECHNOLOGY -- 1.7%
--------------------------------------------------------
Affymetrix Inc.*                           35      5,939
Alpharma Inc.                             185      5,689
Andrx Corp.*                              104      4,401
Apria Healthcare Group Inc.*              515      9,238

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                                 SHARES      VALUE
--------------------------------------------------------

Caliper Technologies Corp.*               40   $   2,670
Corixa Corp.*                            210       3,570
Dusa Pharmaceuticals Inc.*               330       9,405
Enzon Inc.*                              160       6,940
IDEC Pharmaceuticals Corp.*               80       7,860
LifePoint Hospital Inc.*                 285       3,367
Medarex Inc.*                            515      19,184
MedImmune Inc.*                          116      19,241
Medquist Inc.*                           249       6,427
Millennium Pharmaceuticals Inc.          122      14,884
Pharmacyclics Inc.*                       95       3,919
Shire Pharmaceuticals Group*             859      25,018
Transkaryotic Therapies Inc.*             45       1,733
Triad Hospitals Inc.*                    195       2,949
Varian Inc.*                             505      11,363
Ventana Medical Systems Inc.*            258       6,418
                                               ---------
                                                 170,215
                                               ---------

INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------
Hanover Compressor Co.*                  225       8,494
                                               ---------

PROCESS INDUSTRIES -- 0.8%
--------------------------------------------------------
Alliant Techsystems Inc.*                 85       5,297
Applied Power Inc.*                      209       7,681
Aptargroup Inc.*                         449      11,281
Cleco Corp.*                             230       7,374
DII Group Inc.*                          105       7,452
Idex Corp.                               245       7,442
Mettler Toledo International Inc.*       348      13,289
Power One Inc.*                          110       5,039
Shaw Group Inc.*                         255       6,455
Symyx Technologies Inc.*                 116       3,480
                                               ---------
                                                  74,790
                                               ---------

RETAIL -- 0.6%
--------------------------------------------------------
Cost Plus Inc.*                          362      12,896
Linens `n Things Inc.*                   311       9,213
O'Reilly Automotive Inc.*                378       8,127
Zale Corp.*                              255      12,336
Zany Brainy Inc.*                      1,105      11,326
                                               ---------
                                                  53,898
                                               ---------

TECHNOLOGY SERVICES -- 2.4%
--------------------------------------------------------
Alpha Industries Inc.*                    50       2,866
Bindview Development Corp.*              135       6,708
Broadvision Inc.*                         75      12,755
Concentric Network Corp.*                120       3,697
Covad Communications Group Inc.*         140       7,831
Dallas Semiconductor Corp.                73       4,704
Digital Microwave Corp.*                 335       7,852
Electronics for Imaging Inc.*            270      15,694
Emulex Corp.*                             60       6,750
Exactis Communications Inc.*             173       4,206
Exodus Communications Inc.*              218      19,361
High Speed Access Corp.*                 135       2,379
Inprise Corp.*                         1,225      13,552
Legato Systems Inc.*                     231      15,896
MTI Technology Corp.*                    130       4,794
Macromedia Inc.*                         290      21,206
Mercury Interactive Corp.*               256      27,632
Micrel Inc.*                             230      13,096
National Instruments Corp.*              485      18,551
Semtech Corp.*                           115       5,994
Transwitch Corp.*                         75       5,442
Triquint Semiconductor Inc.*              50       5,563
Vixel Corp.*                              70       1,194
Whittman Hart Inc.*                      210      11,261
                                               ---------
                                                 238,984
                                               ---------

TRANSPORTATION -- 0.4%
--------------------------------------------------------
C.H. Robinson Worldwide Inc.             318      12,640
CNF Transportation Inc.                  295      10,178
Eagle U.S.A. Airfreight Inc.*            510      21,994
                                               ---------
                                                  44,812
                                               ---------
TOTAL COMMON STOCKS                            1,208,326
                                               ---------

SHORT-TERM OBLIGATIONS -- 0.8%
--------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                            73,346
                                               ---------
TOTAL SMALL CAP GROWTH
  (Identified Cost $888,393)                   1,281,672
                                               ---------

SMALL CAP VALUE -- 12.7%
--------------------------------------------------------
COMMON STOCKS -- 12.2%
--------------------------------------------------------
COMMERCIAL SERVICES-- 0.2%
--------------------------------------------------------
Reynolds & Reynolds Co.                1,000      22,500
                                               ---------

CONSUMER DURABLE GOODS -- 0.3%
--------------------------------------------------------
D.R. Horton Inc.                       1,000      13,813
Engle Homes Inc.                         500       6,000
Flexsteel Industries Inc.                600       8,025
                                               ---------
                                                  27,838
                                               ---------

CONSUMER NON-DURABLES -- 1.1%
--------------------------------------------------------
Dimon Inc.                             2,600       8,450
Standard Commercial Corp.              3,426      12,205
Timberland Co.*                          800      42,300

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                                 SHARES       VALUE
---------------------------------------------------------

Tropical Sportwear
  International Corp.                   1,000   $  16,125
Wolverine Worldwide Inc.                2,900      31,719
                                                ---------
                                                  110,799
                                                ---------

CONSUMER SERVICES -- 0.2%
---------------------------------------------------------
Aztar Corp.*                            1,600      17,400
                                                ---------

ELECTRONIC TECHNOLOGY -- 0.3%
---------------------------------------------------------
Diebold Inc.                              200       4,700
ESCO Electronics Corp.*                 1,000      11,625
Spacehab Inc.*                          2,600      13,975
                                                ---------
                                                   30,300
                                                ---------

ENERGY MINERALS -- 0.5%
---------------------------------------------------------
Nuevo Energy Co.*                       1,700      31,875
R&B Falcon Corp.*(++)                   1,350      17,887
                                                ---------
                                                   49,762
                                                ---------

FINANCE -- 2.2%
---------------------------------------------------------
Acceptance Insurance Co.*                 900       5,231
American National
  Insurance Co.                           400      25,500
Harleysville Group Inc.                 1,800      25,650
MMI Companies Inc.                      1,200      10,350
Matrix Bancorp Inc.                       800       9,600
PBOC Holdings Inc*                      1,500      14,156
PMI Group Inc.                            450      21,966
Penn America Group Inc.                 1,300      10,075
Presidential Life Corp.                 2,400      44,100
Professional Groups Inc.*               1,430      33,516
Stancorp Financial Group Inc.             500      12,594
                                                ---------
                                                  212,738
                                                ---------

HEALTH TECHNOLOGY -- 0.2%
---------------------------------------------------------
West Pharmaceutical Services Inc.         700      21,656
                                                ---------

INDUSTRIAL SERVICES -- 1.1%
---------------------------------------------------------
Atwood Oceanics Inc.*                     800      30,900
ENSCO International Inc.                1,300      29,736
Perini Corp.*                             400       1,550
Rowan Companies Inc.*                   1,400      30,363
Santa Fe International Corp.              500      12,938
                                                ---------
                                                  105,487
                                                ---------

NON-ENERGY MINERALS -- 0.5%
---------------------------------------------------------
LTV Corp.                               7,200      29,700
Lone Star Technologies Inc.*              700      19,512
                                                ---------
                                                   49,212
                                                ---------

PROCESS INDUSTRIES -- 0.6%
---------------------------------------------------------
Lancaster Colony Corp.                    800      26,500
RPM Inc.                                2,900      29,544
Tuscarora Inc.                            500       6,063
                                                ---------
                                                   62,107
                                                ---------

PRODUCER MANUFACTURING -- 3.0%
---------------------------------------------------------
Baldor Electric Co.                     1,000      18,125
Circor International Inc.                 450       4,641
Commercial Intertech Corp.                200       2,550
Commonwealth Industries Inc.            1,400      18,200
JLG Industries Inc.                     4,000      63,750
Kaydon Corp.                              800      21,450
Myers Industries Inc.                   1,720      27,090
Patrick Industries Inc.                   900       8,325
Superior Industries
  International Inc.                      900      24,131
Teleflex Inc.                             800      25,050
Timken Co.                              1,800      36,788
Tower Automotive Inc.*                  1,700      26,244
Watts Industries Inc.*                  1,000      14,750
                                                ---------
                                                  291,094
                                                ---------

RETAIL TRADE -- 0.3%
---------------------------------------------------------
Schultz Sav-O Stores Inc.               1,400      17,850
Syms Corp.*                             2,200      11,000
                                                ---------
                                                   28,850
                                                ---------

TECHNOLOGY SERVICES -- 0.2%
---------------------------------------------------------
Ultrak Inc.*                            3,000      23,250
                                                ---------

TRANSPORTATION -- 1.5%
---------------------------------------------------------
Air Express International Corp.           700      22,619
Atlantic Coast Airlines Holdings*         800      19,000
Fritz Companies Inc.*                   2,100      22,050
Kenan Transport Co.                       800      25,100
Midwest Express Holdings Inc.*            700      22,312
Motor Cargo Industries Inc.*            1,300       6,012
Tidewater Inc.                            700      25,200
                                                ---------
                                                  142,293
                                                ---------
TOTAL COMMON STOCKS                             1,195,286
                                                ---------

CONTINGENT RIGHTS -- 0.0%
---------------------------------------------------------
Skyepharma PLC                          2,100           0
                                                ---------

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999



ISSUER                                 SHARES       VALUE
---------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 0.5%
---------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                        $   50,267
                                              ----------
TOTAL SMALL CAP VALUE
  (Identified Cost $1,340,823)                 1,245,553
                                              ----------

INTERNATIONAL EQUITY -- 21.5%
---------------------------------------------------------
COMMON STOCKS -- 19.8%
---------------------------------------------------------
AUSTRIA -- 0.1%
---------------------------------------------------------
Boehler-Uddeholm                        288       13,287
                                              ----------
AUSTRALIA -- 0.4%
---------------------------------------------------------
Australia & New Zealand
  Banking Group                       3,082       22,421
Quantas Airways                       5,887       14,686
                                              ----------
                                                  37,107
                                              ----------
CANADA -- 0.5%
---------------------------------------------------------
Manulife Financial Corp.              2,336       29,857
Noranda Inc.                          1,335       17,942
                                              ----------
                                                  47,799
                                              ----------

FINLAND -- 0.4%
---------------------------------------------------------
UPM Kymmene Oy                          895       36,063
                                              ----------

FRANCE -- 1.7%
---------------------------------------------------------
BIC                                     506       23,029
Banque National de Paris                535       49,366
Lafarge Coppee                          157       18,283
Pernod Ricard                           440       25,176
Total Fina                              391       52,188
                                              ----------
                                                 168,042
                                              ----------

GERMANY -- 1.8%
---------------------------------------------------------
Aventis SA                              675       39,166
Buderus AG                            1,039       17,584
Commerzbank AG                          700       25,703
Draegerwerk AG                        1,253       11,044
Dyckerhoff AG                           820       25,111
SGL Carbon AG*                          276       18,350
Veba AG                                 633       30,767
Vossloh AG                              450        6,754
                                              ----------
                                                 174,479
                                              ----------

GREAT BRITAIN -- 5.2%
---------------------------------------------------------
Allied Domecq                         3,206       15,847
Allied Zurich                         1,520       17,923
BAA                                   3,500       24,423
BAT Industries                        3,480       19,674
British Telecom                       1,119       27,113
CGU                                   1,275       20,574
Coats Viyella                        17,870       11,835
Cookson Group                         8,725       35,234
Elementis                            12,347       16,155
Hanson                                2,954       24,765
Invensys                              4,923       26,028
Lex Service                           2,240       13,460
Lloyds TSB Group                      1,393       17,303
Medeva                                7,030       19,759
National Westminster Bank             1,275       27,391
Reckitt & Benckiser                   2,594       24,554
Reed International                    2,930       22,008
Safeway                               4,290       14,881
TI Group                              3,590       26,037
Tomkins                               9,221       30,087
Unilever                              2,190       16,096
United News & Media plc               2,430       30,636
Williams                              5,789       26,370
                                              ----------
                                                 508,153
                                              ----------

HONG KONG -- 0.5%
---------------------------------------------------------
Hang Lung Development Co.             9,000       10,188
New World Development Co.             3,000        6,754
South China Morning Post             34,000       29,305
                                              ----------
                                                  46,247
                                              ----------

IRELAND -- 0.8%
---------------------------------------------------------
Allied Irish Banks                    2,742       31,267
Greencore Group                       6,900       21,200
Jefferson Smurfit Group               9,300       28,105
                                              ----------
                                                  80,572
                                              ----------

ITALY -- 0.8%
---------------------------------------------------------
Eni Spa                               4,500       24,750
Telecom Italia SPA                    3,700       52,181
                                              ----------
                                                  76,931
                                              ----------

JAPAN -- 1.8%
---------------------------------------------------------
Canon Inc.                            1,000       39,738
Nintendo Co.                            500       83,097
Promise Co.                             400       20,358
Sanyo Shinpan Financial                 600       20,554
Yodogawa Steel Works                  6,000       18,087
                                              ----------
                                                 181,834
                                              ----------

NETHERLANDS -- 1.7%
---------------------------------------------------------
ABN Amro Holdings NV                    805       20,111
Akzo Nobel NV                           608       30,501
Buhrmann NV                           1,570       23,644

CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                               SHARES      VALUE
--------------------------------------------------------

Ing Groep NV                            550   $   33,209
Koninklijke NV PTT                      261       25,477
Philips Electronics NV                  268       36,446
                                              ----------
                                                 169,388
                                              ----------

NEW ZEALAND -- 0.6%
--------------------------------------------------------
Fletcher Challenge                    5,982        8,814
Telecom Corp.                         9,772       45,953
                                              ----------
                                                  54,767
                                              ----------

NORWAY -- 0.2%
--------------------------------------------------------
Kvaerner ASA                            726       15,322
                                              ----------

PORTUGAL -- 0.4%
--------------------------------------------------------
Portugal Telecommunications           3,663       40,183
                                              ----------

SINGAPORE -- 0.6%
--------------------------------------------------------
Creative Technology Ltd.*             2,451       42,586
Jardine Matheson                       3700       14,578
                                              ----------
                                                  57,164
                                              ----------

SPAIN -- 0.5%
--------------------------------------------------------
Telefonica SA*                        2,112       52,763
                                              ----------

SWEDEN -- 0.4%
--------------------------------------------------------
Electrolux AB                           990       24,898
Getinge Industrier                    1,441       16,258
                                              ----------
                                                  41,156
                                              ----------

SWITZERLAND -- 1.4%
--------------------------------------------------------
Forbo Holdings AG                        43       20,254
Geberit AG                               85       29,093
Novartis AG                              21       30,835
Saurer AG                                38       18,352
Sig Holding AG                           37       22,075
Sulzer AG                                32       20,800
                                              ----------
                                                 141,409
                                              ----------
TOTAL COMMON STOCKS                            1,942,666
                                              ----------

SHORT-TERM OBLIGATIONS -- 1.7%
--------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                           162,584
                                              ----------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost $1,987,177)                 2,105,250
                                              ----------


                                  PRINCIPAL
ISSUER                              AMOUNT        VALUE
--------------------------------------------------------

DOMESTIC FIXED INCOME -- 10.8%
--------------------------------------------------------
FIXED INCOME -- 7.9%
--------------------------------------------------------
ASSET BACKED -- 0.4%
--------------------------------------------------------
JP Morgan Commercial
  Mortgage Finance Group
  6.373% due 1/15/30             $    4,044   $    3,956
Morgan Stanley Capital Inc.
  6.44% due 11/15/02                 18,210       17,992
Peco Energy
  Transportation Trust
  6.05% due 3/01/09                   5,000        4,691
Sears Credit Account
  Master Trust
  5.25% due 10/16/08                 10,000        9,372
                                              ----------
                                                  36,011
                                              ----------

CORPORATE BONDS -- 2.2%
--------------------------------------------------------
Ahold Finance U.S.A. Inc.
  6.875% due 5/01/29                 10,000        8,639
American Financial Group Inc.
  7.125% due 4/15/09                  5,000        4,479
Associates Corp. of North America
  6.95% due 11/01/18                 10,000        9,231
BB & T Corp.
  6.375% due 6/30/05                 10,000        9,316
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08                  10,000        9,074
Conseco Inc.
  6.40% due 6/15/01                  10,000        9,697
DaimlerChrysler
  Northern Holdings Co.
  7.20% due 9/01/09                  10,000        9,822
Dayton Hudson Corp.
  6.65% due 8/01/28                   5,000        4,333
Delta Airlines Inc.
  8.30% due 12/15/29                 10,000        9,623
Donaldson, Lufkin & Jenrette
  5.875% due 4/01/02                 10,000        9,707
Dynergy Inc.
  7.45% due 7/15/06                  10,000        9,783
E. I. du Pont de Nemours & Co.
  6.875% due 10/15/09                10,000        9,686
Equitable Life Assurance
  6.95% due 12/01/05                 10,000        9,697
Ford Motor Co.
  7.375% due 10/28/09                10,000        9,873
Great Lakes Chemical Corp.
  7.00% due 7/15/09                  10,000        9,540

--------------------------------------------------------------------------------
CITISELECT VIP FOLIO 400 GROWTH

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                      PRINCIPAL
ISSUER                                 AMOUNT        VALUE
------------------------------------------------------------

Household Financial Corp.
  6.50% due 11/15/08                $   10,000   $    9,261
Knight Ridder Inc.
  6.875% due 3/15/29                    10,000        8,770
MCI Communications Group
  6.50% due 4/15/10                     15,000       13,968
Mattel Inc.
  6.00% due 7/15/03                     10,000        9,434
Merita Bank plc
  6.50% due 4/01/09                     10,000        9,130
National Rural Utilities
  Cooperative Finance
  6.20% due 2/01/08                     15,000       13,958
Popular North America Inc.
  6.875% due 6/15/01                    10,000        9,935
Saks Inc.
  8.25% due 11/15/08                    10,000        9,729
                                                 ----------
                                                    216,685
                                                 ----------

MORTGAGE BACKED -- 2.4%
------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  6.00% due (TBA)                       10,000        9,159
  6.25% due 6/15/24                     10,000        9,481
Federal National
  Mortgage Association
  6.50% due (TBA)                       20,000       18,844
  7.349% due 8/17/21                    10,000        9,769
  6.50% due 4/01/29                     24,271       22,868
  7.50% due 7/01/29                    100,000       98,938
GE Capital Mortgage
  Securities Inc.
  5.905% due 10/25/13                   20,000       19,674
Government National
  Mortgage Association
  7.00% due (TBA)                       30,000       28,988
  7.00% due 2/15/24                     12,684       12,327
Structured Asset
  Securities Corp.
  6.79% due 10/15/34                     9,492        9,414
                                                 ----------
                                                    239,462
                                                 ----------

U. S. TREASURY OBLIGATIONS-- 2.1%
-----------------------------------------------------------
United States Treasury Bonds
  3.625% due 4/15/28                    10,485        9,364
  6.125% due 8/15/29                    30,000       28,598
                                                 ----------
                                                     37,962
                                                 ----------
United States Treasury Notes
  5.875% due 11/15/04                   15,000       14,707
  5.625% due 5/15/08                   150,000      141,093
  3.875% due 1/15/09                    10,257        9,910
                                                 ----------
                                                    165,710
                                                 ----------

YANKEE BONDS -- 0.8%
-----------------------------------------------------------
Corporation Andina de Fomento
  7.75% due 3/01/04                     10,000       10,000
Imperial Tobacco Overseas BV
  7.125% due 4/01/09                    10,000        8,989
Korea Development Bank
  7.125% due 4/22/04                    10,000        9,749
Osprey Trust Inc.
  8.31% due 1/15/03                     10,000        9,929
Quebec Province of Canada
  7.50% due 9/15/29                     10,000        9,694
TPSA Finance BV
  7.75% due 12/10/08                    10,000        9,258
Westvaco Corp.
  7.10% due 11/15/09                    10,000        9,585
YPF Sociedad Anonima
  7.25% due 3/15/03                     15,000       14,563
                                                 ----------
                                                     81,767
                                                 ----------
TOTAL FIXED INCOME                                  777,597
                                                 ----------

SHORT-TERM OBLIGATIONS -- 2.9%
-----------------------------------------------------------
State Street Bank &
  Trust Repurchase Agreement
  4.00% due 1/03/00(+)                              283,983
                                                 ----------
TOTAL DOMESTIC FIXED INCOME
 (Identified Cost $1,087,861)                     1,061,580
                                                 ----------

INTERNATIONAL BOND -- 10.7%
-----------------------------------------------------------
FIXED INCOME -- 10.0%
-----------------------------------------------------------
CANADA -- 0.7%
-----------------------------------------------------------
Government of Canada
  1.90% due 3/23/09       JPY        7,000,000       70,158
                                                 ----------

DENMARK -- 0.1%
-----------------------------------------------------------
Nykredit
  5.00% due 10/01/29      DKK           40,000        4,712
Unikredit
  Realkred
  5.00% due 10/01/29      DKK           60,000        7,047
                                                 ----------
                                                     11,759
                                                 ----------

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

CITISELECT VIP FOLIO 400 GROWTH


                                      PRINCIPAL
ISSUER                                 AMOUNT        VALUE
-----------------------------------------------------------
FRANCE -- 0.2%
-----------------------------------------------------------
Government
  of France
  5.50% due
  4/25/29                EURO           10,000   $    9,429
  3.00% due
  7/25/09                EURO           10,773       10,334
                                                 ----------
                                                     19,763
                                                 ----------

GERMANY -- 0.5%
-----------------------------------------------------------
Republic of
  Germany
  3.75% due
  1/04/09                EURO           10,000        8,964
  5.375% due
  1/04/10                EURO           20,000       20,197
  5.625% due
  1/04/28                EURO           20,225       19,406
                                                 ----------
                                                     48,567
                                                 ----------

GREAT BRITAIN -- 0.9%
-----------------------------------------------------------
United Kingdom
  Treasury
  8.50% due
  12/07/05                GBP           18,000       32,637
  7.75% due
  9/08/06                 GBP           30,000       53,063
                                                 ----------
                                                     85,700
                                                 ----------

GREECE -- 1.3%
-----------------------------------------------------------
Republic of
  Greece
  7.60% due
  1/22/02                 GRD       10,000,000       30,943
  8.90% due
  4/01/03                 GRD        6,000,000       19,554
  12.80% due
  6/17/03                 GRD        1,600,000        5,012
  10.24% due
  10/23/03                GRD        5,000,000       15,746
  6.60% due
  1/15/04                 GRD       18,000,000       55,192
                                                 ----------
                                                    126,447
                                                 ----------

ITALY -- 0.1%
-----------------------------------------------------------
Republic of Italy
  6.50% due
  11/01/27               EURO           11,000       11,574
                                                 ----------

JAPAN -- 2.2%
-----------------------------------------------------------
Japan Government
  Bonds
  4.10% due
  6/21/04                 JPY        6,200,000       69,301
  4.50% due
  12/20/04                JPY        2,700,000       30,971
  4.75% due
  12/20/04                JPY        5,600,000       65,088
  2.50% due
  7/25/07                 JPY        5,000,000       51,891
                                                 ----------
                                                    217,251
                                                 ----------

NETHERLANDS -- 0.6%
-----------------------------------------------------------
Kingdom of Netherlands
  6.00% due
  1/15/06                EURO           50,000       52,659
                                                 ----------

SPAIN -- 0.8%
-----------------------------------------------------------
Government Of
  Spain
  6.00% due
  1/31/08                EURO           40,533       42,221
  6.15% due
  1/31/13                EURO           33,000       34,220
                                                 ----------
                                                     76,441
                                                 ----------

UNITED STATES -- 2.6%
-----------------------------------------------------------
Bank Nederlandse
  Gemeenten
  6.00%
  due 5/12/00                      $    50,000       49,905
Chugokuelectric
  Power
  8.00% due
  2/23/00                          $    50,000       50,102
H.J. Heinz & Co.
  7.50%
  due 4/26/00                      $    50,000       50,138
Student Loan
  Marketing Association
  5.012%
  due 10/25/04                     $     3,340        3,329
  5.102%
  due 4/25/06                      $    24,674       24,484
United States
  Treasury Notes
  3.625%
  due 7/15/02                      $    52,509       51,983

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

CITISELECT VIP FOLIO 400 GROWTH


                                      PRINCIPAL
ISSUER                                 AMOUNT        VALUE
-----------------------------------------------------------
United States
  Treasury Notes
  4.75%
  due 11/15/08                     $    30,000     $ 26,461
                                                 ----------
                                                    256,402
                                                 ----------
TOTAL FIXED INCOME                                  976,721
                                                 ----------

SHORT-TERM OBLIGATIONS -- 0.7%
-----------------------------------------------------------
State Street Bank &
  Trust Repurchase
  Agreement 4.00% due
  1/03/00(+)                                         72,553
                                                 ----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $1,070,718)                    1,049,274
                                                 ----------

HIGH YIELD BOND -- 9.9%
-----------------------------------------------------------
FIXED INCOME -- 8.7%
-----------------------------------------------------------
DOMESTIC CORPORATIONS -- 8.5%
-----------------------------------------------------------
AEROSPACE -- 0.2%
-----------------------------------------------------------
Sequa Corp.
  9.00 due 8/01/09  $20,000                          19,350
                                                 ----------

AUTOMOTIVE -- 0.6%
-----------------------------------------------------------
J.H. Heafner Inc.
  10.00% due 5/15/08                    20,000       18,100
J.L. French Automotive
  Castings
  11.50% due
  6/01/09(#)                            20,000       20,400
Lear Corp.
  8.11% due 5/15/09(#)                  20,000       18,791
                                                 ----------
                                                     57,291
                                                 ----------

CABLE & OTHER MEDIA -- 1.0%
-----------------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13(#)                 20,000       21,100
Charter Communications
  Holdings
  8.625% due 4/01/09(#)                 20,000       18,475
  Zero Coupon
  due 4/01/11(#)                        30,000       18,375
Frontiervision Holdings LP
  Zero Coupon
  due 9/15/07                           20,000       17,800
NTL Inc.
  Zero Coupon
  10/01/08(#)                           30,000       21,000
                                                 ----------
                                                     96,750
                                                 ----------

CAPITAL GOODS/BUILDING PRODUCTS -- 0.4%
-----------------------------------------------------------
Jordan Industries Inc.
  10.375% due
  8/01/07(#)                            20,000       20,000
Packard Bioscience Inc.
  9.375% due
  3/01/07(#)                            20,000       17,150
                                                 ----------
                                                     37,150
                                                 ----------

CHEMICALS -- 0.4%
-----------------------------------------------------------
Lyondell Chemical Co.
  9.875% due 5/01/07                   $20,000       20,500
PCI Chemicals CDA Inc.
  9.25% due 10/15/07                    20,000       15,350
                                                 ----------
                                                     35,850
                                                 ----------

CONSUMER PRODUCTS/TOBACCO -- 0.6%
-----------------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07                   20,000       18,900
Home Interiors Gifts Inc.
  10.125% due 6/01/08                   20,000       17,100
Mail Well Corp.
  8.75% due 12/15/08(#)                 20,000       19,000
Revlon Consumer
  Products Corp.
  8.625% due 2/01/08                    20,000        9,800
                                                 ----------
                                                     64,800
                                                 ----------

ENERGY -- 0.6%
-----------------------------------------------------------
Bellwether Exploration Co.
  10.875% due 4/01/07                   20,000       18,350
Plains Resourses Inc.
  10.25% due 3/15/06                    20,000       19,500
Western Gas
  Resources Inc.
  10.00% due 6/15/09(#)                 20,000       20,500
                                                 ----------
                                                     58,350
                                                 ----------

FINANCIAL -- 0.2%
-----------------------------------------------------------
Contifinancial Corp.
  8.375% due 8/15/03(#)                     20,000    1,800
Williams Scotsman Inc.
  9.875% due 6/01/07                     15,000      14,513
                                                 ----------
                                                     16,313
                                                 ----------

FOOD/BEVERAGE/BOTTLING -- 0.2%
-----------------------------------------------------------
B & G Foods
  Incications Corp.
  9.625% due 8/01/07                    20,000       17,750
                                                 ----------

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

CITISELECT VIP FOLIO 400 GROWTH

                                       PRINCIPAL
ISSUER                                  AMOUNT       VALUE
-----------------------------------------------------------
GAMING -- 0.6%
-----------------------------------------------------------
Circus Circus Enterprises Inc.
  9.25% due 12/01/05                    $20,000   $  20,250
Majestic Star Casino  LLC
  10.875% due
  7/01/06(#)                             20,000      19,300
Sun International Ltd.
  9.00 due 3/15/07                       25,000      24,125
                                                 ----------
                                                     63,675
                                                 ----------

HEALTHCARE -- 0.2%
-----------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06                     20,000      17,300
                                                 ----------

HOUSING RELATED -- 0.2%
-----------------------------------------------------------
CB Richards Ellis
  Services Inc.
  8.875% due 6/01/06                     20,000      17,750
                                                 ----------

LODGING LEISURE -- 0.2%
-----------------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08                     20,000      17,800
                                                 ----------

PAPER/FOREST PRODUCTS -- 0.2%
-----------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                     20,000      20,675
                                                 ----------

PUBLISHING/PRINTING -- 0.2%
-----------------------------------------------------------
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07                      20,000      19,700
                                                 ----------

RETAIL -- 0.2%
-----------------------------------------------------------
Cole National Group Inc.
  8.625% due 8/15/07                     20,000      14,350
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08                     10,000       9,250
                                                 ----------
                                                     23,600
                                                 ----------

SERVICES/OTHER -- 1.2%
-----------------------------------------------------------
Blount Inc.
  13.00% due 8/01/09                     20,000      21,100
Integrated Electrical Service
  9.375% due 2/01/09                     20,000      19,625
Iron Mountain Inc.
  10.125% due 10/01/06                   20,000      20,400
Pierce Leahy Command Co.
  8.125% due 5/15/08                     20,000      18,300
Polymer Group Inc.
  8.75% due 3/01/08(#)                   20,000      19,200
Safety Kleen Services Inc.
  9.25% due 6/01/08                      20,000      19,750
                                                 ----------
                                                    118,375
                                                 ----------

TELECOMMUNICATIONS -- 1.2%
-----------------------------------------------------------
Energis Plc
  9.75% due 6/15/09(#)                   20,000      20,700
Intermedia
  Communications Inc.
  9.50% due 3/01/09(#)                   20,000      19,200
Nextel Communications Inc.
  Zero Coupon
  due 2/15/08(#)                         25,000      17,563
Orange  PLC
  9.00% due 6/01/09(#)                   20,000      21,000
Price Communications
  Wireless Inc.
  9.125% due 12/15/06(#)                 20,000      20,250
Rogers Cantel
  9.375% due 6/01/08                     20,000      20,800
                                                 ----------
                                                    119,513
                                                 ----------

TRANSPORTATION -- 0.1%
-----------------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06(#)                   20,000      13,150
                                                 ----------

MORTGAGE OBLIGATIONS -- 0.2%
-----------------------------------------------------------
MORTGAGE BACKED SECURITIES/
PASSTHROUGHS -- 0.2%
-----------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                    20,000      17,342
                                                 ----------
TOTAL FIXED INCOME                                  852,484
                                                 ----------

SHORT-TERM OBLIGATIONS -- 1.2%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                              117,044
                                                 ----------
TOTAL HIGH YIELD BOND
  (Identified Cost $1,033,042)                      969,528
                                                 ----------
TOTAL INVESTMENTS
  (Identified
  Cost $9,534,279)                       102.7%  10,060,378
OTHER ASSETS,
  LESS LIABILITIES                        (2.7)    (264,069)
                                         -----   ----------
NET ASSETS                               100.0%  $9,796,309
                                         =====   ==========

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

CITISELECT VIP FOLIO 400 GROWTH



  *    Non-income producing

 (#) Rule 144A -- Security exempt from registrtion under Rule 144A of the Securities Act of 1933.

 (+) The Portfolio owns in aggregate a repurchase agreement with State Street Repurchase Agreement 4.00%, due 1/03/00 valued at $900,000, proceeds at maturity $900,300,collateralized by $915,000 Federal National Mortgage Association 6.00% due 9/24/01, with a value of $921,920, portions of which are listed separately by each asset class.

(++) The Portfolio owns in aggregate 709 shares of General Electric Co. valued at $109,718, 870 shares of Bristol Myers Squibb Co. valued at $55,843, 1,425 shares of AT&T Corp. valued at $72,319, 1,128 shares of SBC Communications Inc. valued at $54,990, and 3,180 shares of R&B Falcon Corp. valued at $42,135, portions of which are listed separately by each asset class.

TBA's  Mortgage backed securities traded under delayed delivery commitments.

ADR's  American Depository Receipts.

See notes to financial statements

--------------------------------------------------------------------------------


FOREIGN CURRENCY LEGEND
-----------------------------------------------------------
SYMBOL                 COUNTRY
-----------------------------------------------------------
DKK                    Denmark
EURO                   France
EURO                   Germany
GBP                    Great Britain
GRD                    Greece
EURO                   Italy
JPY                    Japan
EURO                   Netherlands
EURO                   Spain




FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1999 ARE AS FOLLOWS:

                                                                                           UNREALIZED
                                                 MARKET    AGGREGATE   DELIVERY DATE      APPRECIATION
CURRENCY                           COUNTRY       VALUE     FACE VALUE   OF CONTRACTS      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------

Australian Dollar (Buy) .....     Australia    $ 39,242     $ 37,991     February-00         $ 1,251
Drachma (Sell) ..............      Greece       114,424      114,650     February-00             226
Drachma (Buy) ...............      Greece        30,329       30,424     February-00             (95)
Euro (Sell) .................      Europe       291,946      292,956     February-00           1,010
Euro (Buy) ..................      Europe       151,745      153,054     February-00          (1,309)
Krone (Sell). ...............      Denmark       10,376       10,392     February-00              16
Pound (Sell). ...............  Great Britain     90,144       89,217     February-00            (927)
Yen (Sell). .................      Japan        235,341      235,743     February-00             402
Yen (Buy). ..................      Japan          1,309        1,300     February-00               9
                                                                                             -------
                                                                                             $   583
                                                                                             -------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS                                       December 31, 1999


ISSUER                                   SHARES       VALUE
-----------------------------------------------------------
LARGE  CAP GROWTH -- 13.0%
-----------------------------------------------------------
COMMON STOCKS -- 12.6%
-----------------------------------------------------------
CAPITAL GOODS/PRODUCER
  MANUFACTURER -- 0.3%
-----------------------------------------------------------
Danaher Corp.                                61  $    2,943
General Dynamics Corp.                       25       1,319
Tyco International Ltd.                     240       9,330
                                                 ----------
                                                     13,592
                                                 ----------
COMMERCIAL SERVICES -- 0.2%
-----------------------------------------------------------
Interpublic Group
  Companies Inc.                            121       6,980
                                                 ----------

COMMUNICATION SERVICES -- 1.2%
-----------------------------------------------------------
AT&T Corp.(++)                              255      12,941
Bell Atlantic Corp.                         190      11,697
Bellsouth Corp.                             155       7,256
GTE Corp.                                   107       7,550
SBC Commun-
  ications Inc. (++)                        225      10,969
                                                 ----------
                                                     50,413
                                                 ----------
CONGLOMERATES -- 1.0%
-----------------------------------------------------------
General Electric Co. (++)                   260      40,235
                                                 ----------
CONSUMER DURABLES -- 0.0%
-----------------------------------------------------------
Harley Davidson Inc.                         20       1,281
                                                 ----------
CONSUMER NON-DURABLES -- 0.7%
-----------------------------------------------------------
Cola Cola Co.                               205      11,941
Procter & Gamble Co.                        153      16,763
                                                 ----------
                                                     28,704
                                                 ----------
CONSUMER SERVICES -- 0.1%
-----------------------------------------------------------
Carnival Corp.                              105       5,020
                                                 ----------
FINANCE -- 0.8%
-----------------------------------------------------------
American Express Co.                         60       9,975
Bank of New York Inc.                        60       2,400
Charles Schwab Corp.                         55       2,111
Federal Home Loan
  Mortgage Corp.                             70       3,294
Federal National
  Mortgage Association                      100       6,244
MBNA Corp.                                  255       6,949
Northern Trust Corp.                         50       2,650
                                                 ----------
                                                     33,623
                                                 ----------
HEALTHCARE -- 2.0%
-----------------------------------------------------------
Bristol-Myers
  Squibb Co.(++)                            215      13,800
Eli Lilly & Co.                              58       3,857
Johnson & Johnson                           163      15,179
Medtronic Inc.                              105       3,826
Merck & Co.                                 187      12,541
Pfizer Inc.                                 320      10,380
Schering-Plough Corp.                       239      10,083
Warner Lambert Co.                          125      10,242
                                                 ----------
                                                     79,908
                                                 ----------
RETAIL -- 1.2%
-----------------------------------------------------------
Bed Bath & Beyond Inc.*                      63       2,189
Home Depot Inc.                             203      13,884
Kohls Corp.*                                 34       2,454
Lowes Cos. Inc.                              35       2,091
Wal Mart Stores Inc.                        366      25,300
Walgreen Co.                                 85       2,486
                                                 ----------
                                                     48,404
                                                 ----------
TECHNOLOGY -- 5.1%
-----------------------------------------------------------
Altera Corp.*                                20         991
America Online Inc. *                       120       9,053
Amgen Inc. *                                 85       5,105
BMC Software Inc. *                          20       1,599
Cisco Systems Inc.*                         270      28,924
Dell Computer Corp.*                        210      10,710
EMC Corp.*                                   74       8,085
Intel Corp.                                 267      21,977
International Business
  Machines Corp.                            165      17,820
Lexmark International
  Group Inc.*                                60       5,430
Linear Technology Corp.                      20       1,431
Lucent Technologies Inc.                    246      18,404
Maxim Integrated
  Products Inc.*                             30       1,416
Microchip Technology Inc. *                  20       1,369
Microsoft Corp.*                            420      49,035
Oracle Corp. *                              117      13,111
Peoplesoft Inc. *                            60       1,279
Sun Microsystems Inc.*                      132      10,222
Tellabs Inc.*                                40       2,568
                                                 ----------
                                                    208,529
                                                 ----------
TOTAL COMMON STOCKS                                 516,689
-----------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 0.4%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                               14,172
                                                 ----------
TOTAL LARGE CAP GROWTH
  (Identified Cost $439,942)                        530,861
                                                 ----------

LARGE  CAP  VALUE -- 16.2%
-----------------------------------------------------------
COMMON STOCKS -- 14.4%
-----------------------------------------------------------
BASIC INDUSTRIES -- 1.6%
-----------------------------------------------------------
Alcoa Inc.                                  225      18,675
                                                 ----------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                                   SHARES       VALUE
-----------------------------------------------------------
Dow Chemicals Co.                            75   $  10,022
E. I. du Pont de
  Nemours & Co.                             131       8,630
International Paper Co.                     250      14,109
Kimberly Clark Corp.                        225      14,681
                                                 ----------
                                                     66,117
                                                 ----------

CAPITAL GOODS -- 0.4%
-----------------------------------------------------------
Honeywell International Inc.                275      15,864
                                                 ----------

COMMUNICATION SERVICES -- 2.1%
-----------------------------------------------------------
AT&T Corp.(++)                              415      21,061
Emerson Electric Co.                        300      17,213
GTE Corp.                                   265      18,699
SBC Communications Inc. (++)                288      14,040
Sprint Corp.                                215      14,472
                                                 ----------
                                                     85,485
                                                 ----------

CONGLOMERATES -- 0.3%
-----------------------------------------------------------
General Electric Co. (++)                    75      11,606
                                                 ----------

CONSUMER CYCLICALS -- 0.9%
-----------------------------------------------------------
General Motors Corp.                        125       9,086
Masco Corp.                                 450      11,419
McGraw Hill Companies Inc.                  220      13,558
                                                 ----------
                                                     34,063
                                                 ----------

CONSUMER STAPLES -- 0.5%
-----------------------------------------------------------
Avon Products Inc.                           75       2,475
H.J. Heinz & Co.                            100       3,981
PepsiCo Inc.                                400      14,100
                                                 ----------
                                                     20,556
                                                 ----------

ENERGY -- 2.0%
-----------------------------------------------------------
BP Amoco plc, ADR's                         270      16,014
Chevron Corp.                               165      14,293
Conoco Inc. Class A                         500      12,375
Conoco Inc. Class B                         377       9,378
Exxon Mobil Corp.                           270      21,752
Halliburton Co.                             215       8,654
                                                 ----------
                                                     82,466
                                                 ----------

FINANCE -- 2.9%
-----------------------------------------------------------
Bank of America Corp.                       349      17,515
Chase Manhattan Corp.                       265      20,587
Chubb Corp.                                 225      12,670
Hartford Financial
  Services Group                            350      16,581
Marsh & McLennan
  Companies Inc.                            200      19,138
Mellon Bank Corp.                           510      17,372
Merrill Lynch & Co. Inc.                     75       6,263
UnumProvident Corp.                         225       7,214
                                                 ----------
                                                    117,340
                                                 ----------

HEALTHCARE -- 1.0%
-----------------------------------------------------------
American Home
  Products Corp.                            350      13,803
Bristol-Myers
  Squibb Co. (++)                           250      16,047
Pharmacia & Upjohn Inc.                     275      12,375
                                                 ----------
                                                     42,225
                                                 ----------

TECHNOLOGY -- 0.6%
-----------------------------------------------------------
Pitney Bowes Inc.                           350      16,909
Xerox Corp.                                 350       7,941
                                                 ----------
                                                     24,850
                                                 ----------

TRANSPORTATION -- 0.2%
-----------------------------------------------------------
Union Pacific Corp.                         200       8,725
                                                 ----------

UTILITIES -- 1.9%
-----------------------------------------------------------
Duke Energy Co.                             400      20,050
Enron Corp.                                 550      24,406
Unicom Corp.                                380      12,730
Williams Companies Inc.                     675      20,630
                                                 ----------
                                                     77,816
                                                 ----------
TOTAL COMMON STOCKS                                 587,113
-----------------------------------------------------------

SHORT-TERM OBLIGATION -- 1.8%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                               74,335
                                                 ----------
TOTAL LARGE CAP VALUE
  (Identified Cost $668,740)                        661,448
                                                 ----------

SMALL CAP GROWTH -- 15.6%
-----------------------------------------------------------
COMMON STOCKS -- 15.0%
-----------------------------------------------------------
COMMERCIAL SERVICES-- 1.4%
Catalina Marketing Corp.*                   100      11,575
Checkfree Holdings Corp.*                   110      11,495
Cylink Corp. *                              170       2,295
Harmonic Inc. *                              30       2,848
Lamar Advertising Co.*                      163       9,872
Profit Recovery Group
  International Inc.*                       174       4,622
QRS Corp. *                                  47       4,935
Research in Motion Ltd. *                   135       6,235
Verticalnet Inc.*                            25       4,100
                                                 ----------
                                                     57,977
                                                 ----------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                                   SHARES       VALUE
-----------------------------------------------------------
CONSUMER DURABLES -- 0.2%
-----------------------------------------------------------
Ethan Allen Interiors Inc.                   71    $  2,276
Gentex Corp.*                               100       2,775
Saucony Inc.*                               139       1,929
                                                 ----------
                                                      6,980
                                                 ----------

CONSUMER NON-DURABLES -- 0.1%
-----------------------------------------------------------
Beringer Wine Estates
  Holdings*                                  74       2,951
                                                 ----------

CONSUMER SERVICES -- 1.6%
-----------------------------------------------------------
Activision Inc. *                           265       4,058
Emmis Communications
  Corp. *                                    40       4,986
Hispanic Broadcasting Corp.*                 99       9,130
Houghton Mifflin Co.                         73       3,080
Mail.com, Inc. *                             90       1,687
SFX Entertainment Inc.*                     159       5,754
Scholastic Corp.*                            50       3,109
Source Information
  Management Co. *                          391       6,549
Spanish Broadcasting
  Systems Inc. *                            103       4,146
Sportsline USA Inc. *                        65       3,258
Ticketmaster Online
  Citysearch *                               50       1,922
Westwood One Inc. *                         172      13,072
Young Brodacasting Inc. *                   120       6,120
                                                 ----------
                                                     66,871
                                                 ----------

ELECTRONICS/TECHNICAL SERVICES -- 2.6%
-----------------------------------------------------------
Amkor Technology Inc. *                     125       3,531
Anadigics Inc. *                             45       2,123
Ancor Communications Inc. *                  30       2,036
C Cube Microsystems Inc.*                   134       8,341
CTS Corp.                                    45       3,392
Crossroads Systems Inc. *                     2         169
Cypress Semiconductor
  Corp. *                                   120       3,885
Finistar Corp. *                             18       1,618
Macrovision Corp. *                          35       2,590
Methode Eletronics Inc.                     100       3,212
Microchip Technology Inc.*                   41       2,806
Microstrategy Inc. *                         30       6,300
National Information Inc. *                  38       1,216
Network Appliance Inc.*                      78       6,479
Novellus Systems Inc.*                       93      11,395
Pinnacle Holdings Inc.*                     235       9,958
Powertel Inc. *                              50       5,019
Powerwave Technologies Inc.*                 65       3,794
Remec Inc. *                                170       4,335
Remedy Corp. *                               50       2,369
Sandisk Corp. *                              45       4,331
Sawtek Inc.*                                 55       3,661
Voicestream Wireless Corp.*                  32       4,554
Western Wireless Corp.*                     157      10,480
                                                 ----------
                                                    107,594
                                                 ----------

ENERGY/MINERAL -- 0.7%
-----------------------------------------------------------
Cal Dive International Inc.*                 95       3,147
Coflexip                                    120       4,560
Petroleum Geological
  Services*                                 249       4,435
Precision Drilling Corp.*                   190       4,881
R & B Falcon Corp.*(++)                     930      12,323
                                                 ----------
                                                     29,346
                                                 ----------

FINANCE -- 1.0%
-----------------------------------------------------------
Bisys Group Inc.*                           105       6,851
Chittenden Corp.                            207       6,132
Cullen Frost Bankers Inc.                   259       6,669
E.W. Blanch Holdings Inc.                    25       1,531
Peoples Heritage
  Financial Group                           357       5,377
SEI Investments Co.                          30       3,570
Telebanc Financial Corp.*                    85       2,210
U.S. Trust Corp.                            100       8,019
                                                 ----------
                                                     40,359
                                                 ----------

HEALTH SERVICES/TECHNOLOGY -- 2.1%
-----------------------------------------------------------
Affymetrix Inc. *                            20       3,394
Alpharma Inc.                                95       2,921
Andrx Corp.*                                 53       2,243
Apria Healthcare Group Inc.*                260       4,664
Caliper Technologies Corp. *                 23       1,535
Corixa Corp. *                              110       1,870
Dusa Pharmaceuticals Inc. *                 170       4,845
Enzon Inc. *                                 85       3,687
IDEC Pharmaceuticals Corp. *                 40       3,930
LifePoint Hospital Inc. *                   145       1,713
Medarex Inc. *                              230       8,567
MedImmune Inc.*                              47       7,796
Medquist Inc.*                              128       3,304
Millennium
  Pharmaceuticals Inc.*                      65       7,930
Pharmacyclics Inc. *                         50       2,062
Shire Pharmaceuticals
  Group *                                   460      13,398
Transkaryotic Therapies Inc. *               25         963
Triad Hospitals Inc. *                      100       1,513
Varian Inc. *                               255       5,738
Ventana Medical
  Systems Inc.*                             132       3,284
                                                 ----------
                                                     85,357
                                                 ----------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                                   SHARES       VALUE
-----------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
-----------------------------------------------------------
Hanover Compressor Co. *                    115  $    4,341
                                                 ----------


PROCESS INDUSTRIES -- 0.9%
-----------------------------------------------------------
Alliant Techsystems Inc.*                    45       2,804
Applied Power Inc.                          108       3,969
Aptargroup Inc.*                            228       5,728
Cleco Corp.*                                120       3,847
DII Group Inc. *                             55       3,903
Idex Corp.                                  125       3,797
Mettler Toledo
  International Inc.*                       175       6,683
Power One Inc. *                             55       2,520
Shaw Group Inc. *                           125       3,164
Symyx Technologies Inc. *                    57       1,710
                                                 ----------
                                                     38,125
                                                 ----------

RETAIL -- 0.7%
-----------------------------------------------------------
Cost Plus Inc. *                            180       6,412
Linens `n Things Inc.*                      153       4,533
O'Reilly Automotive Inc.*                   195      4,193
Zale Corp.*                                 130       6,289
Zany Brainy Inc.*                           540       5,535
                                                 ----------
                                                     26,962
                                                 ----------

TECHNOLOGY SERVICES -- 3.0%
-----------------------------------------------------------
Alpha Industries Inc. *                      25       1,433
Bindview Development Corp. *                 75       3,727
Broadvision Inc. *                           35       5,952
Concentric Network Corp. *                   60       1,849
Covad Communications
  Group Inc. *                               71       3,972
Dallas Semiconductor Corp.                   38       2,449
Digital Microwave Corp. *                   175       4,102
Electronics for Imaging Inc.*               139       8,079
Emulex Corp. *                               30       3,375
Exactis Communications Inc. *                87       2,115
Exodus Communications Inc.*                 110       9,769
High Speed Access Corp.*                     70       1,234
Inprise Corp. *                             600       6,637
Legato Systems Inc.*                        121       8,326
MTI Technology Corp. *                       65       2,397
Macromedia Inc.*                            148      10,822
Mercury Interactive Corp.*                  134      14,464
Micrel Inc. *                               120       6,832
National Instruments Corp.*                 247       9,448
Semtech Corp. *                              60       3,128
Transwitch Corp. *                           40       2,903
Triquint Semiconductor Inc. *                25       2,781
Vixel Corp. *                                35         597
Whittman Hart Inc.*                         109       5,845
                                                 ----------
                                                    122,236
                                                 ----------

TRANSPORTATION -- 0.6%
-----------------------------------------------------------
C.H. Robinson
  Worldwide Inc.                            160       6,360
CNF Transportation Inc.                     150       5,175
Eagle U.S.A. Airfreight Inc.*               259      11,169
                                                 ----------
                                                     22,704
                                                 ----------
TOTAL COMMON STOCKS                                 611,803
                                                 ----------

SHORT-TERM OBLIGATIONS -- 0.6%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                               22,261
                                                 ----------
TOTAL SMALL CAP GROWTH
  (Identfied Cost $451,600)                         634,064
                                                 ----------

SMALL  CAP  VALUE -- 15.1%
-----------------------------------------------------------
COMMON STOCKS -- 14.5%
-----------------------------------------------------------
COMMERCIAL SERVICES-- 0.3%
Reynolds & Reynolds Co. 500                          11,250
                                                 ----------

CONSUMER DURABLE GOODS -- 0.3%
-----------------------------------------------------------
D.R. Horton Inc.                            500       6,906
Engle Homes Inc.                            200       2,400
Flexsteel Industries Inc.                   300       4,012
                                                 ----------
                                                     13,318
                                                 ----------

CONSUMER NON-DURABLES -- 1.4%
-----------------------------------------------------------
Dimon Inc.                                1,400       4,550
Standard Commercial Corp.                 1,723       6,138
Timberland Co. *                            400      21,150
Tropical Sportwear
  International Corp.                       500       8,063
Wolverine Worldwide Inc.                  1,400      15,313
                                                 ----------
                                                     55,214
                                                 ----------

CONSUMER SERVICES -- 0.2%
-----------------------------------------------------------
Aztar Corp.*                                900       9,787
                                                 ----------

ELECTRONIC TECHNOLOGY -- 0.3%
-----------------------------------------------------------
Diebold Inc.                                100       2,350
ESCO Electronics Corp.*                     500       5,812
Spacehab Inc.*                            1,100       5,913
                                                 ----------
                                                     14,075
                                                 ----------

ENERGY/MINERALS -- 0.5%
-----------------------------------------------------------
Nuevo Energy Co.*                           700      13,125
R & B Falcon Corp.*(++)                     700       9,275
                                                 ----------
                                                     22,400
                                                 ----------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                                   SHARES       VALUE
-----------------------------------------------------------
FINANCE -- 2.4%
-----------------------------------------------------------
Acceptance Insurance Co.*                   400    $  2,325
American  National
  Insurance Co.                             200      12,750
Harleysville Group Inc.                     900      12,825
MMI Companies Inc.                          500       4,312
PBOC Holdings Inc.*                         700       6,606
PMI Group Inc.                              150       7,322
Penn America Group Inc.                     600       4,650
Presidential Life Corp.                   1,200      22,050
Professional Groups Inc.*                   770      18,047
Stancorp Financial Group Inc.               300       7,556
                                                 ----------
                                                     98,443
                                                 ----------

HEALTH TECHNOLOGY -- 0.3%
-----------------------------------------------------------
West Pharmaceutical
  Services Inc.                             400      12,375
                                                 ----------

INDUSTRIAL SERVICES -- 1.3%
-----------------------------------------------------------
Atwood Oceanics Inc.*                       400      15,450
ENSCO International Inc.                    500      11,437
Rowan Companies Inc.*                       800      17,350
Santa Fe International Corp.                300       7,763
                                                 ----------
                                                     52,000
                                                 ----------

NON-ENERGY MINERALS -- 0.6%
-----------------------------------------------------------
LTV Corp.                                 3,400      14,025
Lone Star Technologies Inc. *               300       8,363
                                                 ----------
                                                     22,388
                                                 ----------

PROCESS INDUSTRIES -- 0.8%
-----------------------------------------------------------
Lancaster Colony Corp.                      400      13,250
RPM Inc.                                  1,500      15,281
Tuscarora Inc.                              300       3,638
                                                 ----------
                                                     32,169
                                                 ----------

PRODUCER MANUFACTURING -- 3.7%
-----------------------------------------------------------
Baldor Electric Co.                         600      10,875
Circor International Inc.                   200       2,062
Commercial Intertech Corp.                  100       1,275
Commonwealth
  Industries Inc.                           700       9,100
JLG Industries Inc.                       1,900      30,281
Kaydon Corp.                                500      13,406
Myers Industries Inc.                       850      13,388
Patrick Industries Inc.                     400       3,700
Superior Industries
  International Inc.                        400      10,725
Teleflex Inc.                               400      12,525
Timken Co.                                1,000      20,438
Tower Automotive Inc.                       900      13,894
Watts Industries Inc.*                      500       7,375
                                                 ----------
                                                    149,044
                                                 ----------

RETAIL TRADE -- 0.4%
-----------------------------------------------------------
Schultz Sav-O Stores Inc.                   700       8,925
Syms Corp.*                               1,100       5,500
                                                 ----------
                                                     14,425
                                                 ----------

TECHNOLOGY SERVICES -- 0.3%
-----------------------------------------------------------
Ultrak Inc.*                              1,400      10,850
                                                 ----------

TRANSPORTATION -- 1.7%
-----------------------------------------------------------
Air Express
  International Corp.                       300       9,694
Atlantic Coast Airlines
  Holdings *                                500      11,875
Fritz Companies Inc.*                     1,000      10,500
Kenan Transport Co.                         400      12,550
Midwest Express
  Holdings Inc.*                            400      12,750
Motor Cargo
  Industries Inc.*                          600       2,775
Tidewater Inc.                              300      10,800
                                                 ----------
                                                     70,944
                                                 ----------
TOTAL COMMON STOCKS                                 588,682
                                                 ----------

CONTINGENT RIGHTS -- 0.0%
-----------------------------------------------------------
Skyepharma PLC                            1,100           0
                                                 ----------

SHORT-TERM OBLIGATIONS -- 0.6%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                               26,138
                                                 ----------
TOTAL SMALL CAP VALUE
  (Identified Cost $638,370)                        614,820
                                                 ----------

INTERNATIONAL EQUITY -- 32.2%
-----------------------------------------------------------
COMMON STOCKS -- 28.8%
-----------------------------------------------------------
AUSTRIA -- 0.2%
Boehler-Uddeholm                            175       8,074
-----------------------------------------------------------

AUSTRALIA -- 0.5%
-----------------------------------------------------------
Australia & New
  Zealand Banking Group                   1,955      14,222
Quantas Airways                           2,825       7,047
                                                 ----------
                                                     21,269
                                                 ----------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


ISSUER                                   SHARES       VALUE
-----------------------------------------------------------
CANADA -- 0.7%
-----------------------------------------------------------
Manulife Financial Corp.                  1,415   $  18,086
Noranda Inc.                                710       9,542
                                                 ----------
                                                     27,628
                                                 ----------

FINLAND -- 0.5%
-----------------------------------------------------------
UPM Kymmene Oy                              460      18,535
                                                 ----------

FRANCE -- 2.4%
-----------------------------------------------------------
BIC                                         306      13,927
Banque Nationale de Paris                   305      28,143
Lafarge Coppee                               87      10,131
Pernod Ricard                               271      15,506
Total Fina                                  224      29,898
                                                 ----------
                                                     97,605
                                                 ----------

GERMANY -- 2.6%
-----------------------------------------------------------
Aventis AG                                  418      24,254
Buderus AG                                  605      10,239
Commerzbank AG                              380      13,953
Draegerwerk AG                              761       6,708
Dyckerhoff AG                               440      13,474
SGL Carbon AG*                              172      11,435
Veba AG                                     387      18,810
Vossloh AG                                  555       8,330
                                                 ----------
                                                    107,203
                                                 ----------

GREAT BRITAIN -- 7.4%
-----------------------------------------------------------
Allied Domecq                             1,800       8,897
Allied Zurich                               895      10,554
BAA                                       2,160      15,073
BAT Industries                            2,135      12,070
British Telecom                             670      16,234
CGU                                         850      13,716
Coats Viyella                             8,490       5,623
Cookson Group                             5,180      20,918
Elementis                                 6,767       8,854
Hanson                                    1,867      15,652
Invensys                                  2,869      15,168
Lex Service                               1,090       6,550
Lloyds TSB Group                            967      12,012
Medeva                                    3,730      10,484
National Westminster Bank                   795      17,079
Reckitt & Benckiser                       1,583      14,984
Reed International                        1,500      11,267
Safeway                                   2,400       8,325
TI Group                                  1,980      14,360
Tomkins                                   5,300      17,293
Unilever                                  1,350       9,922
United News & Media plc                   1,510      19,037
Williams                                  3,604      16,417
                                                 ----------
                                                    300,489
                                                 ----------

HONG KONG -- 0.9%
-----------------------------------------------------------
Hang Lung
  Development Co.                        11,000      12,452
New World
  Development Co.                         4,000       9,005
South China Morning Post1                 8,900      16,290
                                                 ----------
                                                     37,747
                                                 ----------

IRELAND -- 1.2%
-----------------------------------------------------------
Allied Irish Banks                        1,675      19,100
Greencore Group                           3,820      11,737
Jefferson Smurfit Group                   5,655      17,090
                                                 ----------
                                                     47,927
                                                 ----------

ITALY -- 1.1%
-----------------------------------------------------------
Eni Spa                                   2,600      14,300
Telecom Italia SPA                        2,300      32,437
                                                 ----------
                                                     46,737
                                                 ----------

JAPAN -- 2.7%
-----------------------------------------------------------
Canon Inc.                                1,000      39,738
Nintendo Co.                                200      33,239
Promise Co.                                 300      15,269
Sanyo Shinpan Finance                       400      13,703
Yodogawa Steel Works                      3,000       9,044
                                                 ----------
                                                    110,993
                                                 ----------

NETHERLANDS -- 2.5%
-----------------------------------------------------------
ABN Amro Holdings  NV                       440      10,992
Akzo Nobel NV                               378      18,963
Buhrmann NV                                 980      14,758
Ing Groep NV                                297      17,933
Koninklijke  NV PTT                         155      15,130
Philips Electronics NV                      167      22,711
                                                 ----------
                                                    100,487
                                                 ----------

NEW ZEALAND -- 0.9%
-----------------------------------------------------------
Fletcher Challenge                        5,652       8,328
Telecom Corp.                             6,103      28,699
                                                 ----------
                                                     37,027
                                                 ----------

NORWAY -- 0.2%
-----------------------------------------------------------
Kvaerner ASA                                437       9,223
                                                 ----------

PORTUGAL -- 0.6%
-----------------------------------------------------------
Portugal Telecommunications               2,250      24,683
                                                 ----------

SINGAPORE -- 0.8%
-----------------------------------------------------------
Creative Technology Ltd.*                 1,336      23,213

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                        SHARES/
                                        PRNCIPAL
ISSUER                                   AMOUNT       VALUE
-----------------------------------------------------------
Jardine Matheson                          2,200    $  8,668
                                                 ----------
                                                     31,881
                                                 ----------

SPAIN -- 0.7%
-----------------------------------------------------------
Telefonica SA *                           1,091      27,256
                                                 ----------

SWEDEN -- 0.7%
-----------------------------------------------------------
Electrolux AB                               610      15,341
Getinge Industrier                        1,007      11,361
                                                 ----------
                                                     26,702
                                                 ----------

SWITZERLAND -- 2.2%
-----------------------------------------------------------
Forbo Holdings AG                            28      13,188
Geberit  AG                                  70      23,959
Novartis AG                                  13      19,088
Saurer AG                                    23      11,108
Sig Holding  AG                              19      11,336
Sulzer AG                                    18      11,700
                                                 ----------
                                                     90,379
                                                 ----------
TOTAL COMMON STOCKS                               1,171,845
                                                 ----------

SHORT-TERM OBLIGATIONS -- 3.4%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                              138,592
                                                 ----------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost $1,232,665)                    1,310,437
                                                 ----------

DOMESTIC FIXED INCOME -- 4.1%
-----------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 4.1%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                              168,270
                                                 ----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $168,270)                        168,270
                                                 ----------

HIGH YIELD BOND -- 4.8%
-----------------------------------------------------------
FIXED INCOME -- 4.3%
-----------------------------------------------------------
DOMESTIC CORPORATIONS -- 4.2%
AUTOMOTIVE -- 0.4%
-----------------------------------------------------------
J.H. Heafner Inc.
  10.00% due 5/15/08                     $5,000       4,525
J.L. French Automotive Castings
  11.50% due 6/01/09(#)                   5,000       5,100
Lear Corp.
  8.11% due 5/15/09(#)                    5,000       4,698
                                                 ----------
                                                     14,323
                                                 ----------

CABLE & OTHER MEDIA -- 0.6%
-----------------------------------------------------------
Charter Communications Holdings
  8.625% due 4/01/09(#)                   5,000       4,619
  Zero Coupon
  due 4/01/11(#)                         10,000       6,125
CSC Holdings Inc.
  9.875% due 2/15/13(#)                   5,000       5,275
Frontiervision Holdings LP
  Zero Coupon
  due 9/15/07                             5,000       4,450
NTL Inc.
  Zero Coupon
  due 10/01/08(#)                         5,000       3,500
                                                 ----------
                                                     23,969
                                                 ----------

CAPITAL GOODS/BUILDING PRODUCTS -- 0.2%
-----------------------------------------------------------
Jordan Industries Inc.
  10.375% due 8/01/07(#)                  5,000       5,000
Packard Bioscience Inc.
  9.375% due 3/01/07(#)                   5,000       4,288
                                                 ----------
                                                      9,288
                                                 ----------

CHEMICALS -- 0.1%
-----------------------------------------------------------
PCI Chemicals CDA Inc.
  9.25% due 10/15/07                      5,000       3,838
                                                 ----------

CONSUMER PRODUCTS/TABACCO -- 0.3%
-----------------------------------------------------------
Home Interiors Gifts Inc.
  10.125% due 6/01/08                     5,000       4,275
Mail Well Corp.
  8.75% due 12/15/08(#)                   5,000       4,750
Revlon Consumer Products Corp.
  8.625% due 2/01/08                      5,000       2,450
                                                 ----------
                                                     11,475
                                                 ----------

ENERGY -- 0.2%
-----------------------------------------------------------
Bellwether Exploration Co.
  10.875% due 4/01/07                     5,000       4,587
Western Gas Resources Inc.
  10.00% due 6/15/09(#)                   5,000       5,125
                                                 ----------
                                                      9,712
                                                 ----------

FINANCIAL -- 0.0%
-----------------------------------------------------------
Contifinancial Corp.
  8.375% due 8/15/03 (#)                  5,000         450
                                                 ----------

FOOD/BEVERAGE/BOTTLING -- 0.1%
-----------------------------------------------------------
B & G Foods Inciations Corp.
  9.625% due 8/01/07                      5,000       4,437
                                                 ----------

CITISELECT VIP FOLIO 500 GROWTH PLUS

PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999


                                        PRNCIPAL
ISSUER                                   AMOUNT       VALUE
-----------------------------------------------------------
GAMING --  0.3%
-----------------------------------------------------------
Circus Circus Enterprises Inc.
  9.25% due 12/01/05                     $5,000     $ 5,062
Majestic Star Casino  LLC
   10.875% due 7/01/06(#)                 5,000       4,825
                                                 ----------
                                                      9,887
                                                 ----------

HEALTHCARE -- 0.1%
-----------------------------------------------------------
Alaris Medical Systems Inc.
  9.75% due 12/01/06                      5,000       4,325
                                                 ----------

HOUSING RELATED -- 0.1%
-----------------------------------------------------------
CB Richards Ellis Services Inc.
  8.875% due 6/01/06                      5,000       4,437
                                                 ----------

LODGING LEISURE --  0.1%
-----------------------------------------------------------
HMH Properties Inc.
  7.875% due 8/01/08                      5,000       4,450
                                                 ----------

PAPER/FOREST PRODUCTS -- 0.1%
-----------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                      5,000       5,169
                                                 ----------

PUBLISHING/PRINTING -- 0.1%
-----------------------------------------------------------
Hollinger International Publishing Inc.
  9.25% due 3/15/07                       5,000       4,925
                                                 ----------

RETAIL --  0.1%
-----------------------------------------------------------
Cole National Group Inc.
  8.625% due 8/15/07                      5,000       3,587
                                                 ----------

SERVICES/OTHER -- 0.5%
-----------------------------------------------------------
Iron  Mountain Inc.
  10.125% due 10/01/06                    5,000       5,100
Pierce Leahy Command Co.
    8.125% due 5/15/08                    5,000       4,575
Polymer Group Inc.
  8.75% due 3/01/08(#)                    5,000       4,800
Safety Kleen Services Inc.
  9.25% due 6/01/08                       5,000       4,938
                                                 ----------
                                                     19,413
                                                 ----------

TELECOMMUNICATIONS -- 0.8%
-----------------------------------------------------------
Energis plc
  9.75% due 6/15/09(#)                    5,000       5,175
Intermedia Communications Inc.
  9.50% due 3/01/09(#)                    5,000       4,800
Nextel Communications Inc.
  Zero Coupon
  due 2/15/08 (#)                        10,000       7,025
Orange  PLC
  9.00% due 6/01/09(#)                    5,000       5,250
Price Communications Wireless Inc.
  9.125% due 12/15/06(#)                  5,000       5,062
Rogers Cantel
  9.375% due 6/01/08                      5,000       5,200
                                                 ----------
                                                     32,512
                                                 ----------

TRANSPORTATION -- 0.1%
-----------------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06(#)                    5,000       3,287
                                                 ----------


MORTGAGE OBLIGATIONS -- 0.1%
-----------------------------------------------------------
MORTGAGE BACKED SECURITIES/
  PASSTHROUGHS -- 0.1%
-----------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                     5,000       4,336
                                                 ----------
TOTAL FIXED INCOME                                  173,820
                                                 ----------

SHORT-TERM OBLIGATIONS -- 0.5%
-----------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 1/03/00(+)                               21,232
                                                 ----------
TOTAL HIGH YIELD BOND
  (Identfied Cost $210,387)                         195,052
                                                 ----------
TOTAL INVESTMENTS
  (Identified
  Cost $3,809,974)                       101.0%   4,114,952
OTHER ASSETS,
  LESS LIABILITIES                        (1.0)     (41,366)
                                         -----   ----------
NET ASSETS                               100.0%  $4,073,586
                                         =====   ==========

 *   Non-income producing
(#) Rule 144A Security exempt from registration under Rule 144A of the Securities Act of 1933.
(+) The Portfolio owns in aggregate a repurchase agreement with State Street Bank & Trust Repurchase Agreements 4.00%, due 1/03/00 valued at $465,000, proceeds at maturity $465,155, collateralized by $475,000 Federal National Mortgage Association 6.00% due 9/24/01, with a value of $479,269, portions of which are listed separately by each asset class.
(++) The Portfolio  owns in aggregate 335 shares of General  Electric Co. valued at $51,841,465 shares of Bristol Myers Squibb Co. valued at $29,847, 670 shares of AT&T Corp. valued at $34,002, 513 shares of SBC Communications Inc. valued at $25,009, and 1,630 shares of R&B Falcon Corp. valued at $21,598, portions of which are listed separately by asset class.

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

                                                          CITISELECT(R) CITISELECT(R)  CITISELECT(R)  CITISELECT(R)
                                                              VIP           VIP            VIP            VIP
                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
DECEMBER 31, 1999                                        CONSERVATIVE    BALANCED        GROWTH       GROWTH PLUS
====================================================================================================================
ASSETS:
Investments, at value (Note1A)
  (Identified Cost, $12,531,197, $17,541,724,
  $9,534,279 and $3,809,974, respectively)               $12,578,354   $18,029,206    $10,060,378     $4,114,952
Foreign currency, (cost $7,311, $1,218,
  $3,709 and $2,945, respectively) at value                    7,372         1,209          3,676          2,958
Cash                                                             178        36,351            725            845
Receivable for securities sold                                 5,054        15,164         13,479          3,370
Receivable for forward contracts                               3,473         5,355          2,914             --
Dividends receivable                                           2,959         7,331          5,659          3,051
Interest receivable                                          124,101       150,971         55,637          3,531
Receivable from sub-administrator (Note 6)                    49,127        45,785         46,989         48,185
Other assets                                                     671         2,728          3,495          2,774
--------------------------------------------------------------------------------------------------------------------
  Total assets                                            12,771,289    18,294,100     10,192,952      4,179,666
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                           1,084,424     1,148,015        298,412         18,430
Payable for forward contracts                                  2,771         5,103          2,331             --
Payable to affiliates - Management fee                         1,696         2,462          1,293            410
Accrued expenses and other liabilities                        93,918        97,135         94,607         87,240
--------------------------------------------------------------------------------------------------------------------
  Total liabilities                                        1,182,809     1,252,715        396,643        106,080
--------------------------------------------------------------------------------------------------------------------
NET ASSETS for 1,103,162, 1,529,919, 886,024
  and 423,551 shares, respectively, of
  beneficial interest outstanding                        $11,588,480   $17,041,385     $9,796,309     $4,073,586
====================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                          $11,087,272   $15,634,846     $8,851,600     $3,562,277
Undistributed (Overdistributed) net investment income        299,309       268,252         13,321          3,327
Accumulated net realized gain on investments                 154,749       651,966        405,415        203,153
Unrealized appreciation of investments,
  forward currency contracts, foreign currency
  and other assets and liabilities                            47,150       486,321        525,973        304,829
--------------------------------------------------------------------------------------------------------------------
  Total Net Assets                                       $11,588,480   $17,041,385     $9,796,309     $4,073,586
====================================================================================================================
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST              $10.50        $11.14         $11.06          $9.62
====================================================================================================================


See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF OPERATIONS

                                                          CITISELECT(R) CITISELECT(R)  CITISELECT(R)  CITISELECT(R)
                                                              VIP           VIP            VIP            VIP
                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
FOR THE PERIOD ENDED DECEMBER 31, 1999                   CONSERVATIVE    BALANCED        GROWTH       GROWTH PLUS
====================================================================================================================
INVESTMENT INCOME:
Interest (Note 1B)                                          $542,551      $623,009       $216,807      $  37,278
Dividends (net of foreign tax of $1,878, $5,635
  $6,331, and $4,293)                                         52,774       130,811        115,677         64,921
--------------------------------------------------------------------------------------------------------------------
  Total investment income                                    595,325       753,820        332,484        102,199
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
Custodian fees and accounting fees                           417,367       460,063        420,715        350,363
Management fees (Note 2)                                      94,905       144,895         83,158         34,811
Transfer agent fees                                           31,562        31,574         31,560         28,970
Audit fees                                                    21,800        23,700         23,700         23,700
Legal fees                                                    20,426        20,426         19,626         20,426
Shareholder reports                                           14,447        15,272         15,272         15,271
Trustees fees                                                  6,487         6,762          6,411          6,153
Miscellaneous                                                  2,989         4,411          2,747          1,865
--------------------------------------------------------------------------------------------------------------------
  Total expenses                                             609,983       707,103        603,189        481,559
--------------------------------------------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager (Note 2)        (67,896)      (93,614)       (45,229)       (17,223)
Less expenses assumed by the Sub-Administrator (Note 6)     (421,877)     (430,011)      (419,379)      (406,314)
--------------------------------------------------------------------------------------------------------------------
  Net expenses                                               120,210       183,478        138,581         58,022
--------------------------------------------------------------------------------------------------------------------
  Net investment income                                      475,115       570,342        193,903         44,177
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from investments
  purchased options, swaps and futures                       218,699       785,469        561,379        317,414
Net realized gain loss from forward currency
  contracts and foreign currency transactions               (191,201)     (340,475)      (187,801)       (40,836)
Net unrealized appreciation (depreciation) on investments,
  forward currency contracts, foreign currency, futures and
  other assets and liabilities                              (336,720)     (229,268)       173,140        151,182
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (309,222)      215,726        546,718        427,760
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $165,893      $786,068       $740,621       $471,937
====================================================================================================================


See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                           CITISELECT(R) VIP FOLIO 200    CITISELECT(R) VIP FOLIO 300
                                                                 CONSERVATIVE                   BALANCED
                                                         -----------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                         ----------------------------  --------------------------
                                                             1999            1998          1999           1998
====================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                      $475,115       $388,269       $570,342       $515,935
Net realized gain from investments, forward currency
  contracts, foreign currency transactions,
  futures and swaps                                          27,498        423,601        444,994        439,754
Net unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency, futures, swaps and other
  assets and liabilities                                   (336,720)        14,646       (229,268)       220,563
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        165,893        826,516        786,068      1,176,252
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net income                                                  (23,901)      (357,920)       (64,317)      (456,314)
Net realized gain on investments                            (52,558)      (278,961)            --       (229,154)
In excess of net income                                          --       (118,866)            --       (207,730)
In excess of realized gain on investments                        --             --             --         (3,960)
---------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (76,459)      (755,747)       (64,317)      (897,158)
--------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                          1,665,059      7,624,696        884,642     10,104,875
Net asset value of shares issued to shareholders from
  reinvestment of distributions                              76,441        755,747         64,194        897,158
Cost of shares repurchased                               (4,237,300)    (4,777,431)    (7,342,482)    (2,759,510)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                       (2,495,800)     3,603,012     (6,393,646)     8,242,523
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    (2,406,366)     3,673,781     (5,671,895)     8,521,617
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      13,994,846     10,321,065     22,713,280     14,191,663
--------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed/
  (overdistributed) net investment income of $299,309,
  $(8,737), $268,232 and $9,442, respectively)          $11,588,480    $13,994,846    $17,041,385    $22,713,280
====================================================================================================================


See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                           CITISELECT(R) VIP FOLIO 400    CITISELECT(R) VIP FOLIO 500
                                                                    GROWTH                     GROWTH PLUS
                                                         --------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                         ----------------------------  --------------------------
                                                             1999            1998          1999           1998
====================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                  $    193,903   $    204,527   $     44,177    $    82,981
Net realized gain from investments, forward currency
  contracts, foreign currency transactions and futures      373,578        314,240        276,578        967,728
Net unrealized appreciation (depreciation) of investments,
  forward currency contracts, foreign currency,
  futures and other assets and liabilities                  173,140       (293,988)       151,182       (523,471)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        740,621        224,779        471,937        527,238
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net income                                                  (35,288)      (105,817)        (8,994)       (26,227)
Net realized gain on investments                                 --       (250,270)            --       (938,678)
In excess of net income                                          --       (144,202)            --        (74,420)
In excess of realized gain on investments                        --         (5,860)            --        (30,861)
--------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (35,288)      (506,149)        (8,994)    (1,070,186)
--------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                            775,709      4,599,775        153,260      2,776,517
Net asset value of shares issued to shareholders from
  reinvestment of distributions                              35,280        506,149          8,997      1,070,186
Cost of shares repurchased                               (5,470,645)    (2,352,876)    (2,255,140)    (8,143,739)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                       (4,659,656)     2,753,048     (2,092,883)    (4,297,036)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    (3,954,323)     2,471,678     (1,629,940)    (4,839,984)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      13,750,632     11,278,954      5,703,526     10,543,510
--------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed/(overdistributed)
  net investment income of  $13,321, $(25,934), $3,327
  and $(27,026), respectively)                           $9,796,309    $13,750,632     $4,073,586     $5,703,526
====================================================================================================================


See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                                        CITISELECT(R) VIP FOLIO 200               CITISELECT(R) VIP FOLIO 300
                                                               CONSERVATIVE                                 BALANCED
                                               =====================================================================================
                                                    YEAR ENDED          FOR THE PERIOD           YEAR ENDED         FOR THE PERIOD
                                                   DECEMBER 31,       FEBRUARY 10, 1997++       DECEMBER 31,     FEBRUARY 10, 1997++
                                               --------------------           TO             ------------------          TO
                                                 1999       1998       DECEMBER 31, 1997       1999     1998      DECEMBER 31, 1997
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD           $10.40      $10.25           $10.00           $10.67    $10.38           $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income+                          0.427       0.316            0.339            0.368     0.271            0.251
Net realized and unrealized gain (loss)
  on investments                               (0.265)      0.427            0.436            0.138     0.458            0.609
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                         0.162       0.743            0.775            0.506     0.729            0.860
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                         (0.019)      (0.281)          (0.339)          (0.036)   (0.223)          (0.251)
Net realized gain on investments              (0.043)      (0.219)          (0.157)              --    (0.112)          (0.159)
In excess of net income                            --      (0.093)              --               --    (0.102)              --
In excess of realized gains on investments         --          --           (0.029)              --    (0.002)          (0.070)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                         (0.062)      (0.593)          (0.525)          (0.036)   (0.439)          (0.480)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $10.50      $10.40           $10.25           $11.14    $10.67           $10.38
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)     $11,588     $13,995          $10,321          $17,041   $22,713          $14,192
Ratio of expenses to average net assets         0.95%       0.95%            0.95%*           0.95%     0.95%            0.95%*
Ratio of net investment income to
  average net assets                            3.75%       3.11%            3.43%*           2.95%     2.62%            3.00%*
Portfolio turnover rate                          297%        255%             231%             225%      204%             241%
Total return                                    1.57%       7.33%            7.79%**          4.76%     7.10%            8.65%**

Note: If Agents of the Funds had not  voluntarily  agreed to waive a portion of their fees,  and the  Sub-Administrator  not assumed expenses for the periods indicated, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share+       $(0.017)    $(0.025)         $(0.006)          $0.026    $0.036          $(0.025)
RATIOS:
Expenses to average net assets                  4.82%       4.30%            4.44%*           3.66%     3.23%            4.25%*
Net investment income (loss) to
  average net assets                            (0.12)%     (0.24)%          (0.06)%*         0.24%     0.34%            (0.30)%*
====================================================================================================================================

*  Annualized
** Not Annualized
+ The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++ Commencement of Operations

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                                        CITISELECT(R) VIP FOLIO 400               CITISELECT(R) VIP FOLIO 500
                                                               CONSERVATIVE                                 BALANCED
                                               =====================================================================================
                                                    YEAR ENDED          FOR THE PERIOD           YEAR ENDED         FOR THE PERIOD
                                                   DECEMBER 31,       FEBRUARY 10, 1997++       DECEMBER 31,     FEBRUARY 10, 1997++
                                               --------------------           TO             ------------------          TO
                                                 1999       1998       DECEMBER 31, 1997       1999     1998      DECEMBER 31, 1997
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD           $10.23      $10.28           $10.00           $8.62    $10.48            $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income+                          0.203       0.176            0.212           0.078     0.172             0.148
Net realized and unrealized gain (loss)
  on investment                                 0.661       0.165            0.701           0.940     (0.065)#          0.917
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                         0.864       0.341            0.913           1.018     0.107             1.065
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                          (0.034)     (0.082)          (0.206)         (0.018)   (0.044)           (0.144)
Net realized gain on investments                   --      (0.193)          (0.300)             --    (1.748)           (0.349)
In excess of net income                            --      (0.111)          (0.065)             --    (0.049)           (0.053)
In excess of realized gains on investments         --      (0.005)          (0.062)             --    (0.126)           (0.039)
------------------------------------------------------------------------------------------------------------------------------------
  Total distribution                           (0.034)     (0.391)          (0.633)         (0.018)   (1.967)           (0.585)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.06      $10.23           $10.28           $9.62     $8.62            $10.48
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)      $9,796     $13,751          $11,279          $4,074    $5,704           $10,544
Ratio of expenses to average net assets         1.25%       1.25%            1.25%*          1.25%     1.25%             1.25%*
Ratio of net investment income to
  average net assets                            1.75%       1.50%            2.03%*          0.95%     0.97%             1.45%*
Portfolio turnover rate                          199%        265%             230%             78%      146%              134%
Total return                                    8.47%       3.42%            9.22%**        11.82%     1.59%            10.76%**

Note: If Agents of the Funds had not  voluntarily  agreed to waive a portion of their fees,  and the  Sub-Administrator  not assumed expenses for the periods indicated, the net investment (loss) income per share and the ratios would have been as follows:

Net investment loss per share+                $(0.322)    $(0.164)        $(0.124)        $(0.922)  $(0.584)          $(0.186)
RATIOS:
Expenses to average net assets                  5.44%       4.16%           4.46%*         10.38%     5.53%             4.52%*
Net investment (loss) to average net assets   (2.44)%      (1.41)%        (1.18)%*        (8.17)%   (3.31)%           (1.82)%*
====================================================================================================================================

*  Annualized
** Not Annualized
+ The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++ Commencement of Operations
# The amount shown per share does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Funds. CFBDS, Inc. ("CFBDS") acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.
   The financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Funds are as follows:
   A. Investment Security Valuations -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreignbonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and in over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

   B. Income -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   C. Foreign Currency Translation -- The accounting records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses, foreign taxes recorded and the amount actually received or paid.
   D. Forward Foreign Currency Contracts -- Each of the Funds may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   E. Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.
   F. Expenses -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

   G. Futures contracts -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.
   Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.
   H. Purchased Options -- The premium paid by a Fund for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which a Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, the Fund will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.
   I. Swap Agreements -- To the extent permitted under respective investment policies, the Funds may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such payment is paid or received.
   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.
   J. TBA Purchase Commitments -- The Funds enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.010% from the principal amount. The Funds hold, and maintain until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Funds's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
   Although the Fund's will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund's may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so.
   K. Distributions -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1999 CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus reclassified $143,168,

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

$247,215, $119,360 and $4,830, respectively, from un/overdistributed net investment income to accumulated/overdistributed net realized gains/loss on investments.
   L. Beneficial Interest-- At December 31, 1999, insurance companies or their separate accounts were the record owners of all the shares of each Fund. (See
Note 5)
   M. Repurchase Agreements -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by each Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   N. Mortgage Dollar Rolls -- All Funds may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.
   O. Other -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc.
   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.
   The management fees paid to Citibank for CitiSelect(R)VIP Folio 200 Conservative, CitiSelect(R)VIP Folio 300 Balanced, CitiSelect(R)VIP Folio 400 Growth and CitiSelect(R)VIP Folio 500 Growth Plus amounted to $94,905, $144,895, $83,158 and $34,811, respectively, of which $67,896, $93,614, $45,229 and
$17,223, respectively were voluntarily waived for the year ended December 31, 1999. The

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, for the year ended December 31, 1999, were as follows:

                                                       PURCHASES         SALES
================================================================================
CitiSelect(R)VIP Folio 200 Conservative               $34,019,079    $34,734,409
CitiSelect(R)VIP Folio 300 Balanced                   $41,980,469    $48,364,497
CitiSelect(R)VIP Folio 400 Growth                     $21,140,153    $25,993,194
CitiSelect(R)VIP Folio 500 Growth Plus                $ 4,563,146    $ 6,840,684
================================================================================

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1999, as computed on a federal income tax basis, are as follows:

CITISELECT(R) VIP FOLIO 200 CONSERVATIVE
================================================================================
  Aggregate cost                                                   $12,522,729
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   667,414
  Gross unrealized depreciation                                       (611,789)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $    55,625
================================================================================

CITISELECT(R) VIP FOLIO 300 BALANCED
================================================================================
  Aggregate cost                                                   $17,518,429
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 1,668,914
  Gross unrealized depreciation                                     (1,157,137)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   511,777
================================================================================

CITISELECT(R) VIP FOLIO 400 GROWTH
================================================================================
  Aggregate cost                                                   $ 9,523,093
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 1,293,224
  Gross unrealized depreciation                                       (755,939)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   537,285
================================================================================

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
================================================================================
  Aggregate cost                                                   $ 3,801,361
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   643,900
  Gross unrealized depreciation                                       (330,309)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   313,591
================================================================================

CITISELECT(R) VIP PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------
CITISELECT(R)VIP FOLIO 200 CONSERVATIVE                   1999           1998
================================================================================
  Shares sold                                          161,716         717,008
  Shares reinvested                                      7,450          73,568
  Shares repurchased                                  (411,068)       (452,335)
--------------------------------------------------------------------------------
  Net increase (decrease)                             (241,902)        338,241
================================================================================

CITISELECT(R) VIP FOLIO 300 BALANCED
================================================================================
  Shares sold                                           83,111         940,860
  Shares reinvested                                      6,022          85,664
  Shares repurchased                                  (688,241)       (264,486)
--------------------------------------------------------------------------------
  Net increase (decrease)                             (599,108)        762,038
================================================================================

CITISELECT(R) VIP FOLIO 400 GROWTH
================================================================================
  Shares sold                                           75,616         427,052
  Shares reinvested                                      3,389          50,740
  Shares repurchased                                  (537,243)       (230,870)
--------------------------------------------------------------------------------
  Net increase (decrease)                             (458,238)        246,922
================================================================================

CITISELECT(R) VIP FOLIO 500 GROWTH PLUS
================================================================================
  Shares sold                                           17,316         254,345
  Shares reinvested                                      1,006         127,447
  Shares repurchased                                  (256,804)       (725,934)
--------------------------------------------------------------------------------
  Net decrease                                        (238,482)       (344,142)
================================================================================

Citicorp Life Insurance Co. and First Citiicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.99% of each CitiSelect VIP Portfolio.


6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses for the year ended December 31, 1999. The amounts are as follows:

  CitiSelect(R) VIP Folio 200 Conservative              $421,877
  CitiSelect(R) VIP Folio 300 Balanced                  $430,011
  CitiSelect(R) VIP Folio 400 Growth                    $419,379
  CitiSelect(R) VIP Folio 500 Growth Plus               $406,314

CITISELECT(R) VIP PORTFOLIOS
INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Annuity Portfolios and the Shareholders of

CitiSelect(R) VIP Folio 200 Conservative
CitiSelect(R) VIP Folio 300 Balanced
CitiSelect(R) VIP Folio 400 Growth
CitiSelect(R) VIP Folio 500 Growth Plus

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus (four of the funds constituting Variable Annuity Portfolios, hereafter referred to as the "Funds") at December 31, 1999, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2000

     CITIFUNDS(SM)
--------------

                                SMALL CAP GROWTH
                                 VIP PORTFOLIO

                                  ANNUAL REPORT
                                DECEMBER 31, 1999


Dear CitiFunds Shareholder:

     During 1999, small-capitalization growth stocks represented one of the best performing segments of the overall U.S. stock marketplace. Small cap growth stocks rose 43.09% during the 12-month period ended December 31, 1999 as represented by the Russell 2000 Growth Index, outperforming large cap stocks, which returned 21.03% as represented by the Standard & Poor' s 500 Index as well as the broader small capitalization stock market, which produced a 21.26% return as measured by the Russell 2000 Index for the same time period.

     Economic conditions during 1999 were characterized by strong U.S. economic growth and recovering overseas economies. Soon after the beginning of the year, long-term interest rates began to rise and, after three short-term interest rate hikes by the Federal Reserve Board (the "Fed") during the summer and fall, 1999 ended with both short- and long-term interest rates well above their levels at the beginning of the year.

     Throughout the reporting period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Small Cap Growth VIP Portfolio by seeking to achieve its investment objective of providing long-term capital growth.

     This report reviews the Fund's investment activities and performance during the 12 months ended December 31, 1999, and provides a summary of Citibank's perspective on and outlook for small capitalization stocks.

     Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge

Philip W. Coolidge
President
January 17, 2000



--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

PORTFOLIO ENVIRONMENT AND OUTLOOK

While 1999 saw a narrow marketplace for U.S. equities, SMALL CAP GROWTH STOCKS SIGNIFICANTLY OUTPERFORMED THEIR VALUE-ORIENTED COUNTERPARTS. In fact, 1999 was a period of contrasts between value and growth investing in which the value sector produced a return of a negative 1.4%, as represented by the Russell 2000 Value Index, while the growth sector produced a return of 43.09% as measured by the Russell 2000 Growth Index. Value investing consists of identifying securities of companies that are believed to be undervalued in the market. Growth investing focuses on the stocks of corporations that are exhibiting or are expected to exhibit faster-than-average growth within their industry. This performance disparity was largely the result of solid returns from the technology and telecommunications industries.

     WITH SMALL CAPITALIZATION GROWTH STOCKS SHOWING AMONG THE BEST RETURNS WITHIN THE U.S. EQUITY CLASS, THERE WAS A CLEAR REVERSAL FROM TRENDS ESTABLISHED OVER THE PAST SEVERAL YEARS, in which small capitalization stocks consistently failed to perform as well as larger-sized company stocks. Because of this sustained period of underperformance, the differences in valuations between large cap and small cap stocks had widened to near historical proportions by the time 1999 began. As an indication of this valuation discrepancy, large capitalization companies have been actively buying small-cap companies. Many of these small companies were acquired by large cap growth companies that have used their highly valued stocks as currency to purchase the inexpensive shares of smaller-sized companies. Investors started to focus their attention on small cap stocks in 1999 due to the relative attractiveness of their prices in comparison to historical valuation measures.

     While prevailing economic conditions have generally been positive for stocks--including moderate economic growth domestically, low inflation, robust consumer spending and improving demand for U.S. goods (particularly technology and telecommunications products) from overseas markets--many investors became concerned that inflationary pressures might resurface during the period.

     Moreover, when 1999 began many investors favored very high-quality investments, and placed a premium on liquidity (liquidity is the ability to buy or sell an asset quickly and in large volume without substantially affecting the asset's price). Small capitalization stocks are inherently less liquid because of their size and their associated number of shares outstanding, as well as the higher proportion of shares held by insiders such as venture capitalists, company founders, management and employees. Also, most small-sized companies are newer, less seasoned businesses that have not yet proven themselves to the investment community. When investors selectively began to increase their risks in the beginning of 1999, many gravitated to Internet-related companies which have been widely perceived to have great future potential and outstanding long-term prospects.

     CitiFunds Small Cap Growth VIP Portfolio maintained its consistent focus on small capitalization growth companies that met its stringent investment criteria. SINCE THE START OF 1999, THE PORTFOLIO'S MANAGEMENT HAS CAREFULLY STRUCTURED ITS EXPOSURE TO INTERNET STOCKS. Management focused on those companies that they believe have attractive growth potential and definable valuation parameters. This led the investment team away from many of the speculative high-flyers and allowed them to focus on companies they believed have viable business models today or in the future. The Fund's management particularly emphasized positions in small technology and telecommunications companies that provide infrastructure for the Internet. This area includes telecommunications companies that may be prime beneficiaries of the growing demand for the transmission of voice, video and data over telephone lines at faster speeds.

     WIRELESS TELECOMMUNICATIONS STOCKS CONTRIBUTED THE MOST TO THE FUND'S PERFORMANCE during the period, reflecting the strong demand for wireless services. The Fund also benefited from performance in energy services companies, primarily because of higher oil prices. Consumer services companies, including media-related businesses that are taking advantage of changes in the U.S. population and favorable demographic trends also did well.

     On the other hand, management reduced the Fund's holdings of financial services stocks during the first half of 1999 when it was deemed that interest rates might rise and consolidation might slow within the financial industry in advance of Y2K concerns.

     Looking forward, management expects heightened market volatility to continue into 2000. While no guarantees can be given, the investment team believes that conditions could remain positive for many small cap growth companies. In addition, they believe that investors may once again recognize that small capitalization growth companies embody the entrepreneurial forces driving the American economy. These growing enterprises often provide an excellent opportunity to participate in some of the fastest growing sectors of the U.S. economy and the potential to realize strong competitive results for investors.


The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Standard & Poor's 500 Index is a market capitalization-weighted measure of 500 widely held common stocks.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 92% of the total U.S. equity market.

FUND PERFORMANCE
TOTAL RETURNS


                                                                        SINCE
                                                              ONE      2/10/97
                                                             YEAR     INCEPTION*
================================================================================
ALL PERIODS ENDED DECEMBER 31, 1999

CitiFunds Small Cap Growth VIP Portfolio ..............     37.60%      14.65%
Russell 2000(R)Growth Index ...........................     43.09%      20.53%+

 *  Average Annual Total Return
 +  From 2/28/97


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $14,839 (as of 12/31/99). The graph shows how the Fund compares to its benchmark over the same period.

                              [LINE CHART OMITTED]

              [LINE CHART REPRESENTED BELOW IN ITS PRINTED FORM.]

                                   CitiFunds
                                   Small Cap
                                   Growth VIP          Russell 2000(R)
                                   Portfolio                 Index
                                   ---------           --------------
                                     10000                  10000
                                      9550                   9758
                                      9050                   9297
                                      8730                   9323
                                     10000                  10360
                                     10520                  10805
                                     10860                  11307
                                     11020                  11566
                                     11960                  12413
                                     11350                  11868
                                     11240                  11791
                                     11210                  11997
                                     10860                  11808
                                     12120                  12681
                                     12660                  13204
                                     12760                  13276
                                     11710                  12561
                                     12490                  12587
                                     11340                  11568
                                      8550                   9321
                                      9240                  10051
                                      9480                  10461
                                     10140                  11009
                                     10784                  11691
                                     10817                  11846
                                      9773                  10887
                                      9997                  11057
                                     10222                  12047
                                     10222                  12223
                                     10862                  12776
                                     10986                  12426
                                     11020                  11966
                                     11480                  11968
                                     11997                  12017
                                     12997                  12735
                                     14839                  14176

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower. Investors may not invest directly in an index. Investments in small company stocks are subject to additional risks. Please consult the prospectus for more information.

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       December 31, 1999


ISSUER                                               SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--93.2%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--9.1%
--------------------------------------------------------------------------------
Catalina Marketing Corp.*                               697          $    80,678
Checkfree Holdings Corp.*                               629               65,730
Cylink Corp.*                                           970               13,095
Harmonic Inc.*                                          160               15,190
Lamar Advertising Co.*                                  943               57,110
Next Level
  Communications Inc.*                                   58                4,343
Profit Recovery
  International Group*                                1,044               27,731
QRS Corp.*                                              261               27,405
Research in Motion Ltd.*                                775               35,795
Verticalnet Inc.*                                       130               21,320
                                                                     -----------
                                                                         348,397
                                                                     -----------
CONSUMER DURABLES--1.3%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.*                             551               17,666
Gentex Corp.*                                           585               16,234
Saucony Inc.*                                         1,042               14,458
                                                                     -----------
                                                                          48,358
                                                                     -----------
CONSUMER NON-DURABLES--0.4%
--------------------------------------------------------------------------------
Beringer Wine Estates
  Holdings*                                               422             16,827
                                                                     -----------
CONSUMER SERVICES--10.2%
--------------------------------------------------------------------------------
Activision Inc.*                                      1,500               22,969
Emmis
  Communications Corp.*                                 230               28,667
Hispanic Broadcasting Corp.*                            567               52,288
Houghton Mifflin Co.                                    420               17,719
Mail Communications Inc.*                               505                9,469
SFX Entertainment Inc.*                               1,021               36,947
Scholastic Corp.*                                       285               17,723
Source Information
  Management Co.*                                     2,321               38,877
Spanish Broadcasting
  Systems Inc.*                                         581               23,385
Sportsline U.S.A. Inc.*                                 370               18,546
Ticketmaster Online
  Citysearch*                                           275               10,570
Westwood One Inc.*                                      982               74,632
Young Broadcasting Inc.*                                690               35,190
                                                                     -----------
                                                                         386,982
                                                                     -----------
ELECTRONICS/TECHNICAL SERVICES--16.2%
--------------------------------------------------------------------------------
Amkor Technology Inc.*                                  710               20,057
Anadigics Inc.*                                         270               12,741
Ancor Communications Inc.*                              160               10,860
C Cube Microsystems Inc.*                               771               47,995
CTS Corp.                                               270               20,351
Crossroads Systems Inc.*                                 13                1,099
Cypress
  Semiconductor Corp.*                                  670               21,691
Finistar Corp.*                                         103                9,257
Macrovision Corp.*                                      210               15,540
Methode Electronics Inc.                                585               18,793
Microchip Technology Inc.*                              242               16,562
Microstrategy Inc.*                                     170               35,700
National Information
  Consortment*                                          228                7,296
Network Appliance Inc.*                                 436               36,215
Novellus Systems Inc.*                                  526               64,451
Pinnicle Holdings Inc.*                               1,330               56,359
Powertel Inc.*                                          290               29,109
Powerwave
  Technologies Inc.*                                    374               21,832
Remec Inc.*                                           1,040               26,520
Remedy Corp.*                                           290               13,739
Sandisk Corp.*                                          245               23,581
Sawtek Inc.*                                            305               20,302
Voicestream Wireless Corp.*                             185               26,328
Western Wireless Corp.*                                 895               59,741
                                                                     -----------
                                                                         616,119
                                                                     -----------
ENERGY/MINERAL--4.6%
--------------------------------------------------------------------------------
Cal Dive International Inc.*                            715               23,684
Coflexip                                                695               26,410
Petroleum Geo Services-
  ADR's*                                              1,417               25,240
Precision Drilling Corp.*                             1,125               28,898
R&B Falcon Group*                                     5,340               70,755
                                                                     -----------
                                                                         174,987
                                                                     -----------
FINANCE--6.1%
--------------------------------------------------------------------------------
Bisys Group Inc.*                                       593               38,693
Chittenden Corp.                                      1,176               34,839
Cullen Frost Bankers Inc.                             1,465               37,724
E.W. Blanch Holdings Inc.                               170               10,412
Peoples Heritage
  Financial Group*                                    2,023               30,471
SEI Investments Co.                                     170               20,233
Telebanc Financial Corp.*                               641               16,666
U.S. Trust Corp.                                        563               45,146
                                                                     -----------
                                                                         234,184
                                                                     -----------
HEALTH SERVICES/TECHNOLOGY--13.1%
--------------------------------------------------------------------------------
Affymetrix Inc.*                                        105               17,817
Alpharma Inc.                                           535               16,451
Andrx Corp.*                                            305               12,905

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           December 31, 1999

ISSUER                                               SHARES            VALUE
--------------------------------------------------------------------------------
Apria Healthcare Group Inc.*                          1,445         $    25,920
Caliper Technologies Corp.*                             126               8,410
Corixa Corp.*                                           620              10,540
Dusa Pharmaceuticals Inc.*                              965              27,503
Enzon*                                                  470              20,386
IDEC Pharmaceuticals Corp.*                             230              22,598
Lifepoint Hospitals Inc.*                               825               9,745
Medarex Inc.*                                         1,465              54,571
Medimmune Inc.*                                         332              55,071
Medquist Inc.*                                          728              18,792
Millennium Pharmaceuticals*                             371              45,262
Pharmacyclics Inc.*                                     280              11,550
Shire Pharmaceuticals
  Group*                                              2,623              76,395
Transkaryotic Therapies Inc.*                           135               5,198
Triad Hospitals Inc.*                                   565               8,546
Varian Inc.*                                          1,465              32,963
Ventana Medical
  Systems Inc.*                                         748              18,607
                                                                    -----------
                                                                        499,230
                                                                    -----------
INDUSTRIAL SERVICES--0.7%
--------------------------------------------------------------------------------
Hanover Compressor Co.*                                 665              25,104
                                                                    -----------
PROCESS INDUSTRIES--5.7%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*                               255              15,890
Applied Power Inc.*                                     610              22,417
Aptargroup Inc.*                                      1,304              32,763
Cleco Corp.*                                            675              21,642
DII Group Inc.*                                         310              22,000
Idex Corp.*                                             710              21,566
Mettler Toledo
  International Inc.*                                 1,009              38,531
Power One Inc.*                                         320              14,660
Shaw Group Inc.*                                        740              18,731
Symyx Technologies Inc.*                                337              10,110
                                                                    -----------
                                                                        218,310
                                                                    -----------
RETAIL--4.1%
--------------------------------------------------------------------------------
Cost Plus Inc.*                                       1,057              37,656
Linens N Things Inc.*                                   910              26,959
O'Reilly Automotive Inc.*                             1,106              23,779
Zale Corp.*                                             750              36,281
Zany Brainy Inc.*                                     3,230              33,108
                                                                    -----------
                                                                        157,783
                                                                    -----------
TECHNOLOGY SERVICES--18.3%
--------------------------------------------------------------------------------
Alpha Industries Inc.*                                  150               8,597
Bindview Development Corp.*                             420              20,869
Broadvision Inc.*                                       220              37,414
Concentric Network Corp.*                               345              10,630
Covad Communications
  Group Inc.*                                           411              22,990
Dallas Semiconuctor Corp.*                              215              13,854
Digital Microwave Corp.*                                990              23,203
Electronics For Imaging Inc.*                           787              45,744
Emulex Corp.*                                           160              18,000
Exactis Communications Inc.*                            502              12,205
Exodus Communications Inc.*                             642              57,018
High Speed Access Corp.*                                388               6,839
Inprise Corp.*                                        3,420              37,834
Legato Systems Inc.*                                    679              46,724
MTI Technology Corp.*                                   375              13,828
Macromedia Inc.*                                        844              61,718
Mercury Interactive Corp.*                              753              81,277
Micrel Inc.*                                            670              38,148
National Instruments Corp.*                           1,407              53,818
Semtech Corp.*                                          345              17,983
Transwitch Corp.*                                       220              15,964
Triquint Semiconductor Inc.*                            135              15,019
Vixel Corp.*                                            210               3,583
Whittman Hart Inc.*                                     605              32,443
                                                                    -----------
                                                                        695,702
                                                                    -----------
TRANSPORTATION--3.4%
--------------------------------------------------------------------------------
C H Robinson Worldwide*                                 922              36,649
CNF Transnational Inc.*                                 855              29,498
Eagle USA Airfreight Inc.*                            1,487              64,127
                                                                    -----------
                                                                        130,274
                                                                    -----------
TOTAL COMMON STOCKS
  (Identified Cost
  $2,848,462)                                                         3,552,257
                                                                    -----------
SHORT-TERM OBLIGATIONS--7.1%
--------------------------------------------------------------------------------
State Street Repurchase Agreement
  2.00% due 1/03/00 proceeds
  at maturity  $272,045
  (collateralized by $ 225,000
  U.S. Treasury Bond 8.875%
  due 02/15/19, valued
  at $281,531)
                                                                        272,000
                                                                    -----------
TOTAL INVESTMENTS
   (Identified Cost
  $3,120,462)                                         100.3%          3,824,257
OTHER ASSETS,
   LESS LIABILITIES                                    (0.3)            (11,876)
                                                      -----         -----------


NET ASSETS                                            100.0%        $ 3,812,381
                                                      =====         ===========

*Non-Income Producing
ADR's-American Depository Receipts

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $3,120,462)          $3,824,257
Cash                                                                         826
Dividends and interest receivable                                             75
Receivable from Sub-Administrator                                         29,525
--------------------------------------------------------------------------------
  Total assets                                                         3,854,683
--------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and other liabilities                                    42,302
--------------------------------------------------------------------------------
NET ASSETS for 288,554 shares of beneficial interest outstanding      $3,812,381
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                       $2,708,686
Unrealized appreciation of investments                                   703,795
Accumulated net realized gain on investments                             399,900
--------------------------------------------------------------------------------
  Total                                                               $3,812,381
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST $    13.21
================================================================================

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend income                                            $ 4,383
Interest income                                              3,783
--------------------------------------------------------------------------------
                                                                       $  8,166
--------------------------------------------------------------------------------
EXPENSES:
Custody and fund accounting fees                           $80,264
Transfer agent fees                                         31,450
Legal fees                                                  28,629
Audit fees                                                  22,800
Management fees (Note 2)                                    16,289
Shareholder reports                                         15,695
Trustee fees                                                 6,064
Miscellaneous                                                2,889
--------------------------------------------------------------------------------
  Total expenses                                           204,080
Less aggregate amount waived by the Manager (Note 2)       (16,289)
Less expenses assumed by the Sub-Administrator (Note 6)   (168,247)
--------------------------------------------------------------------------------
  Net expenses                                                           19,544
--------------------------------------------------------------------------------
Net investment loss                                                     (11,378)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                           425,218
Unrealized appreciation from investments                   448,441
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         873,659
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $862,281
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                       -------------------------
                                                         1999           1998
================================================================================
INCREASE (Decrease) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                  $  (11,378)    $  (17,947)
Net realized gain on investments                        425,218        368,740
Unrealized appreciation (depreciation)
  of investments                                        448,441       (303,546)
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                       862,281         47,247
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments                             --       (211,308)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (Note 5):
Net proceeds from sale of shares                      1,499,089      1,433,019
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                           --        211,308
Cost of shares repurchased                             (554,718)    (2,565,888)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares
  of beneficial interest                                944,371       (921,561)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 1,806,652     (1,085,622)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   2,005,729      3,091,351
--------------------------------------------------------------------------------
End of period (undistributed net investment
  loss of $0 and $0 respectively)                    $3,812,381     $2,005,729
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               FEBRUARY 10, 1997
                                             YEAR ENDED          (COMMENCEMENT
                                            DECEMBER 31,       OF OPERATIONS) TO
                                        ---------------------     DECEMBER 31,
                                         1999          1998          1997
================================================================================
NET ASSET VALUE,
  beginning of period                   $ 9.60        $11.21        $10.00
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment loss                      (0.04)        (0.08)+       (0.05)+
Net realized gain (loss)
  on investments                          3.65        (0.42)#         1.26
--------------------------------------------------------------------------------
  Total from operations                   3.61         (0.50)         1.21
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net realized gain on investments            --         (1.11)           --
--------------------------------------------------------------------------------
Net Asset Value, end of period          $13.21        $ 9.60        $11.21
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's omitted)                $3,812        $2,006        $3,091
Ratio of expenses to
  average net assets                      0.90%         0.90%         0.90%*
Ratio of net investment
  loss to average net assets             (0.52)%       (0.72)%       (0.49)%*
Portfolio turnover                         150%           94%          113%
Total return                             37.60%        (3.80)%       12.10%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share           $(0.68)       $(0.64)+      $(0.52)+
RATIOS:
Expenses to average
  net assets                              9.40%         5.74%         5.50%*
Net investment loss to
  average net assets                     (9.02)%       (5.53)%       (5.09)%*
================================================================================

*  Annualized
** Not Annualized
+ The per share amounts were computed using a monthly average number of shares outstanding during the year.
# The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the investments in the Fund.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Growth VIP Portfolio (the "Portfolio"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The investment manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's sub-administrator. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carry-

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

overs) under income tax rules and regulations. For the year ended December 31, 1999, the Fund reclassified $12,414 from accumulated net realized gains on investments, $11,378 to accumulated net investment loss and $1,036 to paid in capital.

   F. REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   G. BENEFICIAL INTEREST -- At December 31, 1999, insurance companies or their separate accounts were the record owners of all the shares of the Fund. (See
Note 5)

   H. Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as sub-administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc.

   The management fee paid to Citibank is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $16,289, all of which was voluntarily waived for the year ended December 31, 1999.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $3,824,059 and $3,096,317, respectively, for the year ended December 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1999 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                       $3,102,963
================================================================================
Gross unrealized appreciation                                        $  767,344
Gross unrealized depreciation                                           (46,050)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $  721,294
================================================================================

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:


                                                       YEAR ENDED DECEMBER 31,
                                                   -----------------------------
                                                      1999                1998
================================================================================
Shares sold                                         136,874             124,384
Shares reinvested                                        --              23,452
Shares repurchased                                  (57,218)           (214,592)
--------------------------------------------------------------------------------
Net (decrease) increase                              79,656             (66,756)
================================================================================

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own 100% of the Fund.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended December 31, 1999, which amounted to $168,247.

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
INDEPENDENT AUDITORS' REPORT


To the Trustees of Variable Annuity Portfolios and the Shareholders of CitiFunds Small Cap Growth VIP Portfolio.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Small Cap Growth VIP Portfolio (one of the funds constituting Variable Annuity Portfolios, the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, the evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
February 17, 2000